UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01597

STEWARD FUNDS, INC.

(Exact name of registrant as specified in charter)

3700 W. SAM HOUSTON PARKWAY SOUTH, SUITE 250, HOUSTON, TX 77042

(Address of principal executive offices) (Zip Code)

CITI FUND SERVICES OHIO, INC., 4400 EASTON COMMONS, SUITE 200, COLUMBUS, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-262-6631

Date of fiscal year end: April 30

Date of reporting period: April 30, 2017

Item 1. Reports to Stockholders.

A LEADER IN VALUES-BASED INVESTING
April 30, 2017

STEWARD FUNDS

ANNUAL REPORT

www.stewardfunds.com

Annual Report
Steward Large Cap Enhanced Index Fund
Steward Small-Mid Cap Enhanced Index Fund
Steward International Enhanced Index Fund
Steward Select Bond Fund
Steward Global Equity Income Fund

April 30, 2017

Dear Shareholder:

We are pleased to present the Steward Funds Annual Report for the year ended April 30, 2017. The Annual Report includes commentary on the Funds’ screening process, as well as performance reviews and current strategy from the portfolio managers.

Diversifying Your Portfolio While Investing With Your Values

The Funds invest in a broad range of investment options including enhanced index and quantitative index funds. The Funds offer fixed income, large-cap equity, small/mid-cap equity, international equity and global equity income for your investing solutions. Through disciplined asset allocation, the Steward Funds seek to provide long-term investment results that would reflect the returns of well-recognized indices.

The Steward Funds’ Values-Based Screening Methodology

The Funds apply a comprehensive set of cultural values screens to all of the investments. Screens applied to the portfolio management process allow investors to avoid owning securities in companies that choose to profit from businesses that are at odds with values-based investing.

Strict exclusionary screens are applied to companies involved in the businesses of abortion and pornography. In addition, the Funds screen for businesses that are principally involved in gambling, or the manufacturing of alcoholic or tobacco products. The Funds employ only avoidance screens and do not dilute their portfolios by seeking to invest in companies that promote any individual cultural or social issue.

This methodology gives the Funds the ability to serve a rapidly growing number of investors seeking competitive investment returns without compromising their personal convictions.

STEWARD LARGE CAP ENHANCED INDEX FUND

Fund Performance

For the year ended April 30, 2017 the Steward Large Cap Enhanced Index Fund returned 15.63% for the Individual class shares and 16.02% for the Institutional class shares. For comparison purposes, the return for the S&P 500 Index for the same period was 17.92%. The S&P Pure Index returns were 16.90% for the S&P 500 Pure Growth Index and 15.77% for the S&P 500 Pure Value Index.

Factors Affecting Performance

The Fund’s blended-factor structure was altered in late June 2016 when the Fund was shifted from a 60%, 25% and 15% weighting to a neutral 60%, 20% and 20% weighting among the large cap blend, value, and growth components, respectively. Over the period that the value tilt was in place pure growth outperformed pure value by 185 basis points. The tilt was originally initiated in anticipation of the Federal Reserve raising interest rates. When the Federal Reserve decided to delay the rate hike, the tilt was removed in June 2016. The U.S. economy has seen some mixed signals. The election of a new President seemed to give the markets a boost but time will tell if programs to increase growth can be passed. First quarter GDP was weaker than anticipated at 0.7% but we expect the pace of growth to accelerate in the second quarter. The April Manufacturing ISM is indicating expansion with a reading of 54.8. The April Non-Manufacturing ISM was strong with a reading of 57.5. Both sectors of the economy are expanding at a decent rate. Corporate profits for the first quarter are looking quite good. Originally, the outlook for the S&P 500 was for growth of around 9% but that has been revised upward to 14% for the best profit outlook since 2011.

The factor-focused growth and value components when combined have underperformed their cap-weighted counterparts over the period, contributing to the Fund’s lower relative return.

Performance of the Fund can also be affected by the Fund’s values-based investment policies which avoid investments in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. For the twelve months ended April 30, 2017, the values-based investment policies had a net positive performance impact on the Fund.

Companies such as Bristol-Myers Squibb (life ethics), down 20.30%, and General Electric (life ethics), down 2.79%, significantly underperformed the benchmark and added approximately 53 basis points to Fund performance. Compensating for a specific restricted industry or company whose total return deviates dramatically from the overall benchmark is extremely difficult regardless of its weight within that specific benchmark.

Current Strategy

The Fund is not a passively managed index Fund. The Fund’s strategy seeks to enhance its performance over that of its primary benchmark index by 1) changing the relative weighting in the Fund’s portfolio of growth versus value style securities and 2) utilizing computer-aided quantitative analysis of valuation, growth, dividend yield, industry and other factors to attempt to compensate for the exclusion of certain index securities due to the Fund’s values-based investment policies.

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

Fund Performance

For the year ended April 30, 2017, the Steward Small Mid-Cap Enhanced Index Fund returned 20.44% for the Individual class shares and 20.80% for the Institutional class shares. For comparison purposes, the return for the S&P 1000 Index for the same period was 21.59%. The S&P Pure Index component returns were 24.46% for the S&P 1000 Pure Growth Index and 16.16% for the S&P 1000 Pure Value Index.

Factors Affecting Performance

The Fund’s blended-factor structure was altered in late June 2016 when the Fund was shifted from a 60%, 25% and 15% weighting to a neutral 60%, 20% and 20% weighting among the small cap blend, value, and growth components, respectively. The tilt was removed after the Federal Reserve postponed raising rates again in 2016. The market driving event for 2016 was the election of a new President with a growth agenda. Small- and Mid-Cap stocks did quite well from November to March 1st when the S&P 1000 Index made new high. At that point the small-mid rally stalled. The U.S. economy has experienced some mixed signals. The election of a new President seemed to give the markets a boost, but time will tell if programs designed to increase growth can be passed. First quarter GDP was weaker than anticipated at 0.7%, but we expect the pace of growth to accelerate in the second quarter. The April Manufacturing ISM is indicating expansion with a reading of 54.8. The April Non-Manufacturing ISM was strong with a reading of 57.5. Both sectors of the economy are expanding at a decent rate. Corporate profits for the first quarter are looking quite good. Originally, the outlook for the S&P 500 was for growth of around 9% but that has been revised upward to 14% for the best profit outlook since 2011.

The factor focused growth and value components when combined have underperformed their cap-weighted counterparts over the period contributing to the Fund’s lower relative return.

Performance of the Fund can also be affected by the Fund’s values-based investment policies which avoid investments in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. For the twelve months ended April 30, 2017, the values-based investment policies had a positive performance impact on the Fund. Companies such as MEDNAX, Inc. (life ethics) and Tenet Healthcare Corporation (life ethics) significantly underperformed the benchmark with losses of 15.33% and 50.55%, respectively. Compensating for a specific restricted industry or company whose total return deviates dramatically from the overall benchmark is extremely difficult regardless of its weight within that specific benchmark.

Current Strategy

The Fund is not a passively managed index Fund. The Fund’s strategy seeks to enhance its performance over that of its primary benchmark index by 1) changing the relative weighting in the Fund’s portfolio of growth versus value style securities and 2) utilizing computer-aided quantitative analysis of valuation, growth, dividend yield, industry and other factors to attempt to compensate for the exclusion of certain index securities due to the Fund’s values-based investment policies.

STEWARD INTERNATIONAL ENHANCED INDEX FUND

Fund Performance

For the year ended April 30, 2017 the Steward International Enhanced Index Fund returned 11.85% for the Individual class shares and 12.24% for the Institutional class shares. The return for the S&P ADR Index was 10.85%. The BLDRS Emerging Markets 50 ADR Index Fund, used to represent the emerging markets component, returned 18.93% for the same period.

Factors Affecting Performance

For the year ended April 30, 2017, the Fund’s dual market structure of allocating a portion of the portfolio toward developed and emerging markets was allocated at 80% and 20%, respectively. This represents a tilt towards emerging markets. The Fund has maintained this allocation for the entire period. The emerging markets tilt greatly helped Fund performance. After a volatile 2016 with Brexit and the U.S. election, the first quarter started with the continuation of the post-election rally. The S&P 500 continued its climb through early March, against most expectations. Then, the reality of getting things done quickly, if at all, in Washington D.C. became apparent and the market went sideways. Volatility was quite low for the first quarter with the VIX posting its lowest average reading for the period since the fourth quarter of 2006. U.S. markets could get a boost in 2017 from fairly strong profit growth compared to last year’s results. We expect a good portion of earnings growth will come from the energy sector due to higher oil prices. According to FactSet, the average price for a barrel of oil in 1Q2017 was $52.07 compared to $33.69 in last year’s first quarter. Expectations are for S&P 500 earnings growth in the first quarter to come in at around 14%, the highest level of growth since the fourth quarter of 2011.

Global news has also exhibited a positive trend. In the Eurozone countries, business surveys have risen to their highest levels in several years and consumer confidence has returned to pre-crisis levels. One serious concern in the near-term seems to be the French elections, which have to potential to go either “far right” or “far left” according to recent polling. In the first quarter the emerging market sector performed well. The iShares Emerging Market ETF (EEM) was up 12.51% versus the S&P 500’s 6.07% gain. The sector has been propelled by strength in commodity prices which accelerated after the presidential election. There was some weakness in the group just after the election due to the opinion that the new “America First” policy might hurt emerging economies. However, as economic data in Asia improved and concerns over trade policy diminished, the outlook improved. As for commodities, industrial metals and precious metals advanced while oil and natural gas exhibited some weakness over the quarter. Sentiment toward China has improved substantially over the last year and has helped boost industrial growth around the globe. China posted a robust first quarter, with GDP growing at 6.9% boosted by strong industrial activity and property investment. Turning to India, we think the outlook is positive. With the impact of the government’s demonetization mostly over, growth should accelerate over the coming months. Central banks around the world are continuing to implement a reasonably accommodative monetary policy. The Federal Reserve has begun to raise rates finally but is still relatively loose. The U.S. first quarter GDP came in unexpectedly weak at 0.7% growth but we expect it to strengthen as the year unfolds.

The emerging markets component of the Fund outperformed the international developed markets during the period. Emerging market companies such as Petroleo Brasil and Taiwan Semiconductor were among the chief factors with returns of 47.97% and 45.48%, respectively.

Performance of the Fund can also be affected by the Fund’s values-based investment policies which avoid investments in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. For the year ended April 30, 2017 the values-based investment policies had a positive performance impact of 124 basis points on the Fund. Companies such as Novo Nordisk (life ethics) and Anheuser-Busch InBev SA (alcohol) substantially underperformed the benchmark with returns of -29.16% and -7.61%, respectively.

Compensating for a specific restricted industry or company whose total return deviates dramatically from the overall benchmark is extremely difficult regardless of its weight within that specific benchmark.

Current Strategy

The Fund is not a passively managed index Fund. The Fund’s strategy seeks to enhance its performance over that of its primary benchmark index by 1) changing the relative weighting in the Fund’s portfolio of equity securities of developed market companies and of emerging market companies, 2) and utilizing computer-aided quantitative analysis of valuation, growth, dividend yield, industry and other factors to attempt to compensate for the exclusion of certain index securities due to the Fund’s values-based investment policies.

STEWARD SELECT BOND FUND

Market Overview

From optimism on new policy agendas and stronger labor markets to uncertainty over the Federal Open Market Committee (FOMC) forward path and global elections, the first few months of 2017 have provided plenty of fodder to drive investors mad. There are four factors we are watching to help determine our outlook and strategy — Federal Reserve, PMI readings, global issues and Washington. As the March FOMC meeting approached, a rate hike was already basically priced in to the market and therefore the announcement of a 25 basis points hike really didn’t move yields. We did have a slightly more dovish tone in the press conference, which also kept yields from climbing post meeting. The U.S. 10yr Treasury note went from a high for the quarter of 2.63% prior to the meeting down to a 2.39% at the end of March. Some of this was also due to the fact that a record number of shorts existed during the month and many of those have now been covered, giving a bid to the market.

The soft data has been improving with investors questioning whether the hard data is to follow. Looking at our second factor, the PMI numbers show us that we have experienced economic growth, but there is some hesitation as to how long this will continue. Both manufacturing and non-manufacturing PMIs have trended higher and are above the 50 mark between expansion and contraction, although we are seeing a declining expansion over the last couple of months.

Our final two factors come down to happenings in Washington which are closely related to on-going events around the world. There are all sorts of emotional drivers running around Washington that began as great optimism in the new year for some, with heathcare and tax reform on the horizon. With the setback in healthcare, emotions shifted and more hesitation about fiscal stimulus began to evolve diminishing what some termed the “Trump trade rally” in the markets. In addition to policy uncertainty, the administration must also address issues with Russia, North Korea, and Syria.

When we look around the globe, populist movements are taking center stage and central banks must weigh their options on the best path forward. We have the formal beginnings of Brexit, French elections in the near future and the ECB, BOE and BOJ determining their next steps in monetary policy. An interesting note is that following a few months of relative stability, we did see global yields move higher during the month of March. The Swiss 10yr broke above the zero mark hitting an 18-month high, with German, Spanish, Australian, Canadian and Japanese sovereign yields all in an upward trend as well.

Fund Performance

With a focus on duration, yield curve, sector and individual security selection, the Fund outperformed the Barclays Government/Credit Index for the month of March with income and allocation effects serving as positive contributors to performance for the quarter. However, the more conservative positioning of the Fund in anticipation of a rising rate scenario became a headwind during the quarter as rates moved lower from the middle of March to the end of April, pushing the Fund to give back its gains and lag the index for the quarter as a whole. We anticipate that the trend may reverse with global issues beginning to diminish and hopefully receiving additional guidance out of Washington. In this scenario, the lower interest-rate sensitivity of the Fund coupled with the elevated levels of income flow should once again be a positive contributor to return versus the index.

Portfolio Strategy

At Capstone, we continue to focus on generating income while reducing interest-rate risk. Although we did experience a 30+ basis point move in U.S. 10yr Treasury yields in March and an additional 11 basis point move lower in April, we mostly have remained within the established trading range of 2.30 – 2.65%. As we continue to vacillate within this range, the Fund retains a conservative approach with an overweight to investment-grade corporate names for income and shorter duration to reduce volatility. With short coverings on the decline and a Federal Reserve that is leaning towards additional rate hikes this year, we would anticipate higher yields over the coming quarter which supports our current strategy.

We had a slight increase to the government agency allocation this quarter as advantages were available in shorter, liquid callable and step-coupon securities. We also added exposure to TIPS which will provide a benefit as inflation is expected to move towards the Federal Reserve’s target of 2.0%. Once we see a breakout from the current range on the yield curve, we will search for opportunities to move further out the curve adding additional income opportunities for the Fund.

STEWARD GLOBAL EQUITY INCOME FUND

Fund Performance

For the year ended April 30, 2017, the Steward Global Equity Income Fund returned 15.22% for the Individual class shares and 15.58% for the Institutional class shares. The return for the benchmark S&P 500 Index for the same period was 17.92%. The return for the global market as represented by the S&P Global 1200 Index was 15.93%. For dividend income comparison purposes, the MSCI World High Dividend Yield Index returned 10.04%.

Factors Affecting Performance

The U.S. is in the spotlight as it breaks from its recent policy path with the new administration’s proposals for fiscal stimulus, trade policy, tax reform and a regulatory reset. While not all of these policies would boost growth, the overall impact would be a strong positive catalyst. The Euro area is also expected to increase growth this year as continued easing monetary policy and neutral fiscal policy should further stimulate the economy. Japan, while still maintaining a low GDP estimated growth rate of 1.1%, is showing signs of strength with average January and February exports running 9% above the previous quarter’s average. If we look at G7 countries and include the Eurozone, the U.S. is still the strongest economy of the group with estimated 2017 GDP expected to come in at 2.2%. Canada is second behind the U.S. with estimated 2017 GDP growth at 2.1% and the United Kingdom follows at 1.7%. While these numbers represent only modest increases, the combination of potential catalysts and upbeat reported data indicate the potential for strengthening global growth.

Earnings growth in the fourth quarter of 2016 as represented by the S&P 500 has improved to 5.1% signaling a modest increase over the previous quarter. The energy sector is now reflecting a full year since the steep declines generated by low oil prices and is recording a positive growth rate of 2.9%. Looking forward, earnings growth estimates for the full year of 2017 are expected at 10.1%, a significant improvement from the 0.7% growth rate of 2016.

Positive relative performance contributions were led by one of the largest holdings in the Fund. Taiwan Semiconductor Mfg. Co. +44.42% shares climbed after a solid fourth quarter earnings report that beat market expectations on strong demand for advanced chips and foreign exchange rates. Shares of Quest Diagnostics Inc. +43.07% rose on significant growth through infectious disease testing, prescription drug monitoring and wellness business. The company experienced impressive earnings in both the fourth-quarter of 2016 and the first quarter of this year. Analog Devices, Inc. +38.72% is currently not only benefiting from strong industry fundamentals but also recent rising earnings estimates. The company sells capacitance sensor controllers for various Apple products which should continue to lift its earnings going forward.

Contributing to relative underperformance in the Fund’s portfolio, Meridian Bioscience Inc. -19.19% shares dropped on dismal quarter results that missed expectations by 8% on the top line and 25% on the bottom line. The company also slashed its dividend by 37.5% which caused it to fail the quantitative screens and the holding was subsequently sold. National Grid plc -5.87%, the electric and gas utility company, reported a steep drop in profits due to a charge incurred by the sale of its U.K. gas distribution arm. The company however still provides predictable earnings and reliable payouts at a reasonable valuation. The Global Equity Income strategy has met its expectations for the fiscal year and will continue to invest in dividend companies that have the ability to increase their payouts with solid cash flow and lower than average market volatility.

Performance of the Fund can also be affected by the Fund’s values-based investment policies which avoid investments in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. Compensating for a specific restricted industry or company whose total return deviates dramatically from the overall benchmark is extremely difficult regardless of its weight within that specific benchmark.

Current Strategy

The Fund’s strategy pursues its objective through the investment of dividend paying stocks that have demonstrated above median yield and a favorable trend in dividend and earnings growth. In addition to domestic stocks, this strategy includes the ability to invest in international securities traded on U.S. market exchanges. As the international market’s share of the world’s total market capitalization continues to grow, the ability to access these markets becomes increasingly important.

The benefits of dividend paying stocks include lower volatility versus non-dividend payers and the overall market. Dividends are an important indicator of corporate strength. Therefore companies are reluctant to change a policy that encourages disciplined management, since that could signal corporate distress. Unlike earnings, which can be affected by various accounting methods; dividends are transparent and cannot be manipulated. In addition, dividends have historically provided a major component of the stock market’s total return. The strategy provides income with capital appreciation while lowering overall risk. This is accomplished while adhering to the Fund’s values-based investment policies.

We Thank You for Your Continued Investment in the Steward Funds

Your business is important to us. The current total net assets of the Funds have exceeded $1 billion. This growth would not have been possible without the many referrals that we have received from our existing clients, as well as your continued investment. For more information on the Steward Funds, we invite you to visit our website at www.stewardfunds.com or call us at 800-262-6631. We look forward to fulfilling your investment needs for many years to come.

Sincerely,

Michael L. Kern, III, CFA
President

Melville Cody
Senior Portfolio Manager

Victoria Fernandez
Managing Director — Fixed Income Investments

John Wolf
Managing Director — Equity Investments

Zachary Wehner, JD
Portfolio Manager

STEWARD FUNDS

Comparison of Change in Value of a Hypothetical $10,000 Investment in the Individual Class of Shares of the Steward Large Cap Enhanced Index Fund* and the S&P 500 Index.** (Unaudited)

Past performance is no guarantee of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than original cost. To obtain performance information current to the most recent month end, please call 800-262-6631.

Average Annual Total Return as of April 30, 2017

	One Year	Five Year	Ten Year	Expense Ratio‡
Steward Large Cap Enhanced Index Fund – Individual Class	15.63%	12.87%	7.06%	0.82%
S&P 500 Index	17.92%	13.68%	7.15%	N/A
*	The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. The Steward Large Cap Enhanced Index Fund's performance assumes the reinvestment of all income dividends and capital gains distributions, if any, but does not reflect the impact of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All market indices are unmanaged and do not reflect expenses that affect performance results. It is not possible to invest directly in any index.
**	The Standard and Poor's 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market of 500 stocks representing all major industries.
‡	See the February 14, 2017 prospectus for details.

STEWARD FUNDS

Comparison of Change in Value of a Hypothetical $10,000 Investment in the Individual Class of Shares of the Steward Small-Mid Cap Enhanced Index Fund* and the S&P 1000 Index.** (Unaudited)

Past performance is no guarantee of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than original cost. To obtain performance information current to the most recent month end, please call 800-262-6631.

Average Annual Total Return as of April 30, 2017

	One Year	Five Year	Ten Year	Expense Ratio‡
Steward Small-Mid Cap Enhanced Index Fund – Individual Class	20.44%	12.87%	8.00%	0.85%
S&P 1000 Index	21.59%	13.92%	8.69%	N/A
*	The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. The Steward Small-Mid Cap Enhanced Index Fund’s performance assumes the reinvestment of all income dividends and capital gains distributions, if any, but does not reflect the impact of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All market indices are unmanaged and do not reflect expenses that affect performance results. It is not possible to invest directly in any index.
**	The Standard and Poor’s 1000 Index is a capitalization-weighted index combining the Standard and Poor’s Mid Cap 400 Index and the Standard and Poor’s Small Cap 600 Index. Both indices represent stocks chosen for market size, liquidity and industry group representation.
‡	See the February 14, 2017 prospectus for details.

STEWARD FUNDS

Comparison of Change in Value of a Hypothetical $10,000 Investment in the Individual Class of Shares of the Steward International Enhanced Index Fund* and the S&P ADR Index.** (Unaudited)

Past performance is no guarantee of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than original cost. To obtain performance information current to the most recent month end, please call 800-262-6631.

Average Annual Total Return as of April 30, 2017

	One Year	Five Year	Ten Year	Expense Ratio‡
Steward International Enhanced Index Fund – Individual Class	11.85%	2.13%	-0.95%	1.00%
S&P ADR Index	10.85%	4.52%	0.94%	N/A
*	The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. The Steward International Enhanced Index Fund’s performance assumes the reinvestment of all income dividends and capital gains distributions, if any, but does not reflect the impact of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All market indices are unmanaged and do not reflect expenses that affect performance results. It is not possible to invest directly in any index.
**	The Standard and Poor‘s ADR Index, the Fund’s designated broad-based index, is based on the non-U.S. stocks comprising the S&P Global 1200 Index. The index is made up of those companies from the S&P Global 1200 Index that offer either Level II or Level III ADRs, global shares or ordinary shares in the case of Canadian equities. The index was developed with a base value of 1000 on December 31, 1997.
‡	See the February 14, 2017 prospectus for details.

STEWARD FUNDS

Comparison of Change in Value of a Hypothetical $10,000 Investment in the Individual Class of Shares of the Select Bond Fund* and the Barclays Capital Intermediate US Aggregate Bond Index** and the Barclays Capital US Government/Credit Bond Index.*** (Unaudited)

Past performance is no guarantee of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than original cost. To obtain performance information current to the most recent month end, please call 800-262-6631.

Average Annual Total Return as of April 30, 2017

	One Year	Five Year	Ten Year	Expense Ratio‡
Steward Select Bond Fund – Individual Class	0.11%	1.25%	2.77%	0.95%
Barclays Capital Intermediate US Aggregate Bond Index	0.75%	1.92%	3.92%	N/A
Barclays Capital US Government/Credit Bond Index	0.89%	2.36%	4.37%	N/A
*	The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. The Steward Select Bond Fund’s performance assumes the reinvestment of all income dividends and capital gains distributions, if any, but does not reflect the impact of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All market indices are unmanaged and do not reflect expenses that affect performance results. It is not possible to invest directly in any index.
**	The Barclays Capital Intermediate US Aggregate Bond Index represents the segment of the Barclays Aggregate Bond Index that has an average maturity and duration in the intermediate range.
***	The Barclays Capital US Government/Credit Bond Index represents the government portion of the index, and includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements to represent the credit interests.
‡	See the February 14, 2017 prospectus for details.

STEWARD FUNDS

Comparison of Change in Value of a Hypothetical $10,000 Investment in the Individual Class of Shares of the Steward Global Equity Income Fund*, the S&P 500 Index** and the S&P Global 1200 Index.*** (Unaudited)

Past performance is no guarantee of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than original cost. To obtain performance information current to the most recent month end, please call 800-262-6631.

Average Annual Total Return as of April 30, 2017

	One Year	Five Year	Since Inception****	Expense Ratio‡
Steward Global Equity Income Fund – Individual Class	15.22%	9.57%	6.53%	0.98%
S&P 500 Index	17.92%	13.68%	8.62%	N/A
S&P Global 1200 Index	15.93%	10.41%	5.52%	N/A
*	The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. The Steward Global Equity Income Fund’s performance assumes the reinvestment of all income dividends and capital gains distributions, if any, but does not reflect the impact of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All market indices are unmanaged and do not reflect expenses that affect performance results. It is not possible to invest directly in any index.
**	The Standard and Poor’s 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market of 500 stocks representing all major industries.
***	The Standard & Poor’s Global 1200 Index is a global index of 1200 stocks comprised of the following seven S&P regional indices: S&P 500 Index (United States), S&P Europe 350 Index (Europe), S&P/TOPIX 150 Index (Japan), S&P/TSX 60 Index (Canada), S&P/ASX All Australia 50 Index (Australia), S&P Asia 50C Index (Asia Ex-Japan) and the S&P Latin America 40 Index (Latin America). Beginning April 1, 2009, the S&P Global 1200 Index is the Fund’s secondary index.
****	Effective date of registration and commencement of operations are the same: April 1, 2008.
‡	See the February 14, 2017 prospectus for details.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2017

STEWARD LARGE CAP ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward Large Cap Enhanced Index Fund investments by Industry.

Industry Diversification	Percent*
Banks	5.6%
Insurance	5.4
Semiconductors & Semiconductor Equipment	4.7
Health Care Providers & Services	4.5
Oil, Gas & Consumable Fuels	4.4
Software	4.0
Internet Software & Services	3.8
Equity Real Estate Investment Trusts	3.8
IT Services	3.7
Health Care Equipment & Supplies	3.7
Specialty Retail	3.3
Technology Hardware, Storage & Peripherals	3.1
Capital Markets	2.9
Aerospace & Defense	2.7
Biotechnology	2.7
Food & Staples Retailing	2.4
Electric Utilities	2.2
Media	2.2
Food Products	1.9
Diversified Financial Services	1.8
Diversified Telecommunication Services	1.8
Chemicals	1.8
Machinery	1.6
Hotels, Restaurants & Leisure	1.6
Beverages	1.5
Household Products	1.4
Multi-Utilities	1.4
Pharmaceuticals	1.3
Communications Equipment	1.3
Household Durables	1.2
Money Market Funds	1.1

Industry Diversification	Percent*
Multiline Retail	1.0%
Industrial Conglomerates	1.0
Internet & Direct Marketing Retail	0.9
Automobiles	0.9
Airlines	0.8
Consumer Finance	0.8
Textiles, Apparel & Luxury Goods	0.8
Energy Equipment & Services	0.8
Road & Rail	0.8
Construction & Engineering	0.7
Electrical Equipment	0.6
Electronic Equipment, Instruments & Components	0.6
Air Freight & Logistics	0.6
Construction Materials	0.6
Commercial Services & Supplies	0.5
Auto Components	0.5
Life Sciences Tools & Services	0.5
Containers & Packaging	0.4
Independent Power & Renewable Electricity Producers	0.4
Metals & Mining	0.3
Building Products	0.3
Professional Services	0.3
Leisure Products	0.2
Distributors	0.2
Trading Companies & Distributors	0.2
Health Care Technology	0.2
Water Utilities	0.1
Personal Products	0.1
Diversified Consumer Services	0.0
Real Estate Management & Development	0.0
Total Investments	99.9%
*	Percentages indicated are based on net assets as of April 30, 2017.

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2017

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (98.8%)
AEROSPACE & DEFENSE (2.7%)
Arconic, Inc.	67,033	$1,832,012
General Dynamics Corp.	6,790	1,315,834
L3 Technologies, Inc.	1,300	223,301
Lockheed Martin Corp.	3,579	964,361
Northrop Grumman Corp.	5,030	1,237,179
Raytheon Co.	4,100	636,361
Rockwell Collins, Inc.	1,610	167,585
Textron, Inc.	9,720	453,535
The Boeing Co.	6,998	1,293,440
TransDigm Group, Inc.	3,060	754,994
United Technologies Corp.	8,940	1,063,771
		9,942,373
AIR FREIGHT & LOGISTICS (0.6%)
C.H. Robinson Worldwide, Inc.	1,690	122,863
Expeditors International of Washington, Inc.	2,060	115,546
FedEx Corp.	5,462	1,036,141
United Parcel Service, Inc., Class B	8,780	943,499
		2,218,049
AIRLINES (0.8%)
Alaska Air Group, Inc.	2,100	178,689
American Airlines Group, Inc.	9,760	415,971
Delta Air Lines, Inc.	11,350	515,744
Southwest Airlines Co.	16,320	917,511
United Continental Holdings, Inc.(a)	13,240	929,580
		2,957,495
AUTO COMPONENTS (0.5%)
BorgWarner, Inc.	12,330	521,312
Delphi Automotive PLC	3,260	262,104
Goodyear Tire & Rubber Co.	26,600	963,718
		1,747,134
AUTOMOBILES (0.9%)
Ford Motor Co.	99,080	1,136,447
General Motors Co.	49,180	1,703,595
Harley-Davidson, Inc.	8,760	497,656
		3,337,698
BANKS (5.6%)
Bank of America Corp.	152,729	3,564,695
BB&T Corp.	17,600	759,968
Citigroup, Inc.	42,420	2,507,870
Citizens Financial Group, Inc.	3,890	142,802
Comerica, Inc.	2,220	156,954
Fifth Third Bancorp	30,320	740,717
Huntington Bancshares, Inc.	21,010	270,189
JPMorgan Chase & Co.	45,774	3,982,338

	Shares	Value
KeyCorp	31,130	$567,811
M&T Bank Corp.	1,360	211,358
People's United Financial, Inc.	27,500	480,425
PNC Financial Services Group, Inc.	8,884	1,063,859
Regions Financial Corp.	86,492	1,189,265
SunTrust Banks, Inc.	15,600	886,236
U.S. Bancorp	17,450	894,836
Wells Fargo & Co.	50,758	2,732,811
Zions Bancorp	12,840	513,985
		20,666,119
BEVERAGES (1.5%)
Coca-Cola Co.	52,040	2,245,526
Dr Pepper Snapple Group, Inc.	7,260	665,379
Monster Beverage Corp.(a)	7,460	338,535
PepsiCo, Inc.	20,721	2,347,275
		5,596,715
BIOTECHNOLOGY (2.7%)
AbbVie, Inc.	19,030	1,254,838
Alexion Pharmaceuticals, Inc.(a)	3,101	396,246
Amgen, Inc.	9,293	1,517,733
Biogen Idec, Inc.(a)	5,147	1,395,918
Celgene Corp.(a)	16,420	2,036,901
Gilead Sciences, Inc.	21,620	1,482,051
Incyte Corp.(a)	7,540	937,071
Regeneron Pharmaceuticals, Inc.(a)	1,153	447,929
Vertex Pharmaceuticals, Inc.(a)	3,560	421,148
		9,889,835
BUILDING PRODUCTS (0.3%)
Allegion PLC	963	75,730
Fortune Brands Home & Security, Inc.	3,580	228,189
Johnson Controls International PLC	16,551	688,025
Masco Corp.	7,540	279,131
		1,271,075
CAPITAL MARKETS (2.9%)
Affiliated Managers Group, Inc.	494	81,802
Ameriprise Financial, Inc.	1,686	215,555
Bank of New York Mellon Corp.	18,731	881,481
BlackRock, Inc., Class A	1,523	585,700
CBOE Holdings, Inc.	1,320	108,781
Charles Schwab Corp.	23,640	918,414
CME Group, Inc.	4,515	524,598
E*TRADE Financial Corp.(a)	22,668	783,179
Franklin Resources, Inc.	2,760	118,984
Goldman Sachs Group, Inc.	6,234	1,395,169
IntercontinentalExchange Group, Inc.	19,055	1,147,111
Invesco Ltd.	4,290	141,313
Moody's Corp.	2,240	265,037
Morgan Stanley	26,710	1,158,413

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2017

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Northern Trust Corp.	2,560	$230,400
Raymond James Financial, Inc.	970	72,284
S&P Global, Inc.	7,490	1,005,083
State Street Corp.	6,487	544,259
T. Rowe Price Group, Inc.	2,590	183,605
The NASDAQ OMX Group, Inc.	1,600	110,192
		10,471,360
CHEMICALS (1.8%)
Air Products & Chemicals, Inc.	3,200	449,600
Albemarle Corp.	8,590	935,537
CF Industries Holdings, Inc.	1,930	51,608
Dow Chemical Co.	12,500	785,000
E.I. du Pont de Nemours & Co.	10,810	862,098
Ecolab, Inc.	4,080	526,687
FMC Corp.	1,470	107,648
International Flavors & Fragrances, Inc.	1,100	152,449
LyondellBasell Industries NV, Class A	3,320	281,403
Monsanto Co.	5,820	678,670
PPG Industries, Inc.	3,248	356,760
Praxair, Inc.	3,610	451,178
The Mosaic Co.	25,480	686,177
The Sherwin-Williams Co.	1,155	386,555
		6,711,370
COMMERCIAL SERVICES & SUPPLIES (0.5%)
Cintas Corp.	5,730	701,753
Republic Services, Inc., Class A	10,246	645,395
Stericycle, Inc.(a)	820	69,979
Waste Management, Inc.	6,860	499,271
		1,916,398
COMMUNICATIONS EQUIPMENT (1.3%)
Cisco Systems, Inc.	55,020	1,874,532
F5 Networks, Inc.(a)	7,700	994,301
Harris Corp.	6,180	691,480
Juniper Networks, Inc.	8,520	256,196
Motorola Solutions, Inc.	11,461	985,302
		4,801,811
CONSTRUCTION & ENGINEERING (0.7%)
Fluor Corp.	16,440	843,701
Jacobs Engineering Group, Inc.	10,960	601,923
Quanta Services, Inc.(a)	35,520	1,258,829
		2,704,453
CONSTRUCTION MATERIALS (0.6%)
Martin Marietta Materials, Inc.	4,000	880,760
Vulcan Materials Co.	9,553	1,154,767
		2,035,527

	Shares	Value
CONSUMER FINANCE (0.8%)
American Express Co.	8,670	$687,098
Capital One Financial Corp.	13,538	1,088,184
Discover Financial Services	9,280	580,835
Navient Corp.	28,500	433,200
Synchrony Financial	9,160	254,648
		3,043,965
CONTAINERS & PACKAGING (0.4%)
Avery Dennison Corp.	2,030	168,916
Ball Corp.	1,980	152,242
International Paper Co.	4,550	245,563
Sealed Air Corp.	2,090	92,002
WestRock Co.	14,069	753,536
		1,412,259
DISTRIBUTORS (0.2%)
Genuine Parts Co.	1,430	131,588
LKQ Corp.(a)	24,520	766,005
		897,593
DIVERSIFIED CONSUMER SERVICES (0.0%)
H&R Block, Inc.	3,060	75,857
DIVERSIFIED FINANCIAL SERVICES (1.8%)
Berkshire Hathaway, Inc., Class B(a)	31,810	5,255,330
Leucadia National Corp.	47,590	1,208,310
		6,463,640
DIVERSIFIED TELECOMMUNICATION SERVICES (1.8%)
AT&T, Inc.	74,308	2,944,826
CenturyLink, Inc.	49,124	1,261,013
Level 3 Communications, Inc.(a)	3,560	216,306
Verizon Communications, Inc.	47,410	2,176,593
		6,598,738
ELECTRIC UTILITIES (2.2%)
Alliant Energy Corp.	2,760	108,523
American Electric Power Company, Inc.	8,420	571,129
Duke Energy Corp.	13,234	1,091,805
Edison International	5,390	431,038
Entergy Corp.	8,210	626,095
Eversource Energy	8,320	494,208
Exelon Corp.	33,749	1,168,728
FirstEnergy Corp.	22,719	680,207
NextEra Energy, Inc.	6,350	848,106
PG&E Corp.	8,760	587,358
Pinnacle West Capital Corp.	2,190	186,347
PPL Corp.	7,780	296,496
Southern Co.	10,160	505,968
Xcel Energy, Inc.	13,550	610,427
		8,206,435

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2017

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
ELECTRICAL EQUIPMENT (0.6%)
Acuity Brands, Inc.	2,600	$457,860
AMETEK, Inc.	2,850	163,020
Eaton Corp. PLC	10,030	758,669
Emerson Electric Co.	7,540	454,511
Rockwell Automation, Inc.	1,950	306,833
		2,140,893
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.6%)
Amphenol Corp., Class A	11,550	835,180
Corning, Inc.	42,080	1,214,008
FLIR Systems, Inc.	1,070	39,301
TE Connectivity Ltd.	3,650	282,401
		2,370,890
ENERGY EQUIPMENT & SERVICES (0.8%)
Baker Hughes, Inc.	5,539	328,850
Halliburton Co.	10,250	470,270
Helmerich & Payne, Inc.	870	52,757
National-Oilwell Varco, Inc.	4,946	172,962
Schlumberger Ltd.	14,794	1,073,896
TechnipFMC PLC(a)	2,770	83,460
Transocean Ltd.(a)	58,590	646,248
		2,828,443
EQUITY REAL ESTATE INVESTMENT TRUSTS (3.8%)
Alexandria Real Estate Equities, Inc.	1,090	122,636
American Tower Corp.	10,420	1,312,295
Apartment Investment & Management Co., Class A	17,639	771,530
AvalonBay Communities, Inc.	5,464	1,037,286
Boston Properties, Inc.	1,890	239,274
Crown Castle International Corp.	5,280	499,488
Digital Realty Trust, Inc.	6,920	794,693
Equinix, Inc.	1,034	431,902
Equity Residential	7,400	477,892
Essex Property Trust, Inc.	1,005	245,692
Extra Space Storage, Inc.	7,260	548,348
Federal Realty Investment Trust	860	112,565
General Growth Properties, Inc.	21,680	468,505
HCP, Inc.	5,330	167,096
Host Hotels & Resorts, Inc.	32,363	580,916
Iron Mountain, Inc.	2,549	88,603
Kimco Realty Corp.	21,130	428,728
Macerich Co.	1,210	75,540
Mid-America Apartment Communities, Inc.	1,740	172,625
Prologis, Inc.	24,202	1,316,831
Public Storage, Inc.	2,137	447,445
Realty Income Corp.	3,960	231,066
Regency Centers Corp.	1,050	66,339
Simon Property Group, Inc.	3,750	619,725

	Shares	Value
SL Green Realty Corp.	940	$98,634
UDR, Inc.	21,830	815,132
Ventas, Inc.	4,480	286,765
Vornado Realty Trust	2,105	202,585
Welltower, Inc.	11,800	842,992
Weyerhaeuser Co.	7,989	270,587
		13,773,715
FOOD & STAPLES RETAILING (2.4%)
Costco Wholesale Corp.	8,160	1,448,563
CVS Corp.	21,245	1,751,438
SYSCO Corp.	8,510	449,924
The Kroger Co.	30,080	891,872
Walgreens Boots Alliance, Inc.	13,260	1,147,520
Wal-Mart Stores, Inc.	31,390	2,359,900
Whole Foods Market, Inc.	17,250	627,383
		8,676,600
FOOD PRODUCTS (1.9%)
Archer-Daniels-Midland Co.	33,130	1,515,698
Campbell Soup Co.	3,910	224,981
ConAgra Foods, Inc.	6,230	241,599
General Mills, Inc.	10,390	597,529
Hormel Foods Corp.	7,560	265,205
J.M. Smucker Co.	1,820	230,630
Kellogg Co.	5,120	363,520
McCormick & Company, Inc.	2,910	290,709
Mead Johnson Nutrition Co., Class A	2,280	202,282
Mondelez International, Inc., Class A	20,570	926,267
The Hershey Co.	2,660	287,812
The Kraft Heinz Co.	7,856	710,104
Tyson Foods, Inc., Class A	15,440	992,174
		6,848,510
HEALTH CARE EQUIPMENT & SUPPLIES (3.7%)
Abbott Laboratories	26,252	1,145,637
Baxter International, Inc.	9,960	554,573
Becton, Dickinson & Co.	6,191	1,157,531
Boston Scientific Corp.(a)	45,127	1,190,450
C.R. Bard, Inc.	3,246	998,080
Danaher Corp.	10,210	850,799
Dentsply Sirona, Inc.	4,300	271,932
Edwards Lifesciences Corp.(a)	7,840	859,813
Hologic, Inc.(a)	9,160	413,574
IDEXX Laboratories, Inc.(a)	10,510	1,762,842
Intuitive Surgical, Inc.(a)	1,227	1,025,613
Medtronic PLC	19,013	1,579,790
Stryker Corp.	7,570	1,032,321
Varian Medical Systems, Inc.(a)	2,660	241,369
Zimmer Holdings, Inc.	2,950	352,968
		13,437,292

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2017

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
HEALTH CARE PROVIDERS & SERVICES (4.5%)
Aetna, Inc.	10,064	$1,359,344
AmerisourceBergen Corp.	11,100	910,755
Anthem, Inc.	10,870	1,933,664
Cardinal Health, Inc.	15,440	1,120,790
Centene Corp.(a)	20,710	1,540,824
CIGNA Corp.	5,770	902,255
DaVita, Inc.(a)	7,120	491,351
Envision Healthcare Corp.(a)	1,860	104,216
Express Scripts Holding Co.(a)	15,831	971,073
Henry Schein, Inc.(a)	1,630	283,294
Humana, Inc.	5,153	1,143,863
Laboratory Corporation of America Holdings(a)	2,440	341,966
McKesson Corp.	8,385	1,159,562
Patterson Companies, Inc.	12,740	566,803
Quest Diagnostics, Inc.	3,000	316,530
UnitedHealth Group, Inc.	18,264	3,194,008
		16,340,298
HEALTH CARE TECHNOLOGY (0.2%)
Cerner Corp.(a)	11,000	712,250
HOTELS, RESTAURANTS & LEISURE (1.6%)
Carnival Corp., Class A	9,560	590,521
Chipotle Mexican Grill, Inc.(a)	408	193,584
Marriott International, Inc., Class A	8,586	810,690
McDonald's Corp.	10,670	1,493,053
Royal Caribbean Cruises Ltd.	2,060	219,596
Starbucks Corp.	33,840	2,032,430
Wyndham Worldwide Corp.	1,550	147,731
YUM! Brands, Inc.	5,490	360,968
		5,848,573
HOUSEHOLD DURABLES (1.2%)
D.R. Horton, Inc.	27,016	888,556
Garmin Ltd.	9,800	498,232
Leggett & Platt, Inc.	1,580	83,013
Lennar Corp., Class A	15,490	782,245
Mohawk Industries, Inc.(a)	974	228,686
Newell Rubbermaid, Inc.	7,120	339,909
Pulte Group, Inc.	31,215	707,644
Whirlpool Corp.	4,532	841,502
		4,369,787
HOUSEHOLD PRODUCTS (1.4%)
Church & Dwight Company, Inc.	5,740	284,302
Clorox Co.	2,460	328,877
Colgate-Palmolive Co.	12,120	873,125
Kimberly-Clark Corp.	5,650	733,088
Procter & Gamble Co.	32,201	2,812,113
		5,031,505

	Shares	Value
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS (0.4%)
NRG Energy, Inc.	34,820	$588,458
The AES Corp.	75,140	849,833
		1,438,291
INDUSTRIAL CONGLOMERATES (1.0%)
3M Co.	8,784	1,720,171
Honeywell International, Inc.	10,170	1,333,694
Roper Industries, Inc.	2,202	481,577
		3,535,442
INSURANCE (5.4%)
AFLAC, Inc.	12,730	953,222
American International Group, Inc.	22,754	1,385,946
Aon PLC	3,590	430,226
Arthur J. Gallagher & Co.	7,920	442,015
Assurant, Inc.	12,300	1,183,752
Chubb Ltd.	9,771	1,341,070
Cincinnati Financial Corp.	2,032	146,487
Hartford Financial Services Group, Inc.	22,700	1,097,772
Lincoln National Corp.	16,486	1,086,922
Loews Corp.	22,970	1,070,861
Marsh & McLennan Companies, Inc.	11,040	818,395
MetLife, Inc.	30,340	1,571,915
Principal Financial Group, Inc.	10,170	662,372
Progressive Corp.	15,210	604,141
Prudential Financial, Inc.	16,615	1,778,304
The Allstate Corp.	16,150	1,312,834
The Travelers Companies, Inc.	9,100	1,107,106
Torchmark Corp.	4,507	345,732
Unum Group	21,280	985,902
Willis Towers Watson PLC	1,510	200,256
XL Group Ltd.	25,690	1,075,127
		19,600,357
INTERNET & DIRECT MARKETING RETAIL (0.9%)
Expedia, Inc.	7,655	1,023,627
Priceline.com, Inc.(a)	1,237	2,284,516
TripAdvisor, Inc.(a)	3,565	160,461
		3,468,604
INTERNET SOFTWARE & SERVICES (3.8%)
Akamai Technologies, Inc.(a)	11,160	680,091
Alphabet, Inc., Class A(a)	3,627	3,353,234
Alphabet, Inc., Class C(a)	3,540	3,207,098
eBay, Inc.(a)	16,290	544,249
Facebook, Inc.(a)	34,550	5,191,138
VeriSign, Inc.(a)	6,220	553,082
Yahoo!, Inc.(a)	11,010	530,792
		14,059,684

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2017

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
IT SERVICES (3.7%)
Accenture PLC, Class A	8,250	$1,000,725
Alliance Data Systems Corp.	737	183,977
Automatic Data Processing, Inc.	6,460	675,006
Cognizant Technology Solutions Corp., Class A(a)	8,270	498,102
CSRA, Inc.	1,640	47,691
DXC Technology Co.	4,067	306,408
Fidelity National Information Services, Inc.	10,336	870,188
Fiserv, Inc.(a)	7,710	918,569
Gartner, Inc.(a)	6,140	700,513
International Business Machines Corp.	10,006	1,603,862
MasterCard, Inc., Class A	16,370	1,904,158
Paychex, Inc.	7,240	429,187
PayPal Holdings, Inc.(a)	27,330	1,304,188
Teradata Corp.(a)	1,490	43,478
Total System Services, Inc.	13,461	771,450
Visa, Inc., Class A	24,364	2,222,484
Western Union Co.	6,920	137,431
		13,617,417
LEISURE PRODUCTS (0.2%)
Hasbro, Inc.	4,990	494,559
Mattel, Inc.	3,680	82,506
		577,065
LIFE SCIENCES TOOLS & SERVICES (0.5%)
Agilent Technologies, Inc.	6,470	356,174
Illumina, Inc.(a)	2,158	398,928
Mettler-Toledo International, Inc.(a)	760	390,199
PerkinElmer, Inc.	3,880	230,511
Waters Corp.(a)	2,060	349,973
		1,725,785
MACHINERY (1.6%)
Caterpillar, Inc.	7,820	799,673
Cummins, Inc.	5,490	828,661
Deere & Co.	3,152	351,795
Dover Corp.	1,220	96,234
Flowserve Corp.	460	23,400
Fortive Corp.	3,470	219,512
Illinois Tool Works, Inc.	8,160	1,126,814
Ingersoll-Rand PLC	11,880	1,054,350
PACCAR, Inc.	4,565	304,622
Parker Hannifin Corp.	1,625	261,300
Pentair PLC	840	54,188
Snap-on, Inc.	690	115,596
Stanley Black & Decker, Inc.	2,142	291,633
Xylem, Inc.	6,850	352,159
		5,879,937

	Shares	Value
MEDIA (2.2%)
Charter Communications, Inc., Class A(a)	6,190	$2,136,540
Discovery Communications, Inc., Class A(a)	14,870	427,959
Discovery Communications, Inc., Class C(a)	7,670	214,607
Dish Network Corp.(a)	3,340	215,230
Interpublic Group of Companies, Inc.	9,330	219,908
News Corp., Class A	57,890	736,361
News Corp., Class B	11,890	154,570
Omnicom Group, Inc.	5,010	411,421
Scripps Networks Interactive, Inc., Class A	12,640	944,461
Tegna, Inc. Com	11,330	288,688
The Walt Disney Co.	19,930	2,303,908
		8,053,653
METALS & MINING (0.3%)
Freeport-McMoRan Copper & Gold, Inc., Class B(a)	17,218	219,529
Newmont Mining Corp.	22,170	749,568
Nucor Corp.	4,050	248,387
		1,217,484
MULTILINE RETAIL (1.0%)
Dollar General Corp.	9,740	708,195
Dollar Tree, Inc.(a)	12,562	1,039,757
Kohl's Corp.	16,460	642,434
Macy's, Inc.	17,102	499,720
Nordstrom, Inc.	1,080	52,132
Target Corp.	11,400	636,690
		3,578,928
MULTI-UTILITIES (1.4%)
Ameren Corp.	9,950	544,165
CenterPoint Energy, Inc.	17,820	508,405
CMS Energy Corp.	5,350	242,890
Consolidated Edison, Inc.	10,410	825,305
Dominion Resources, Inc.	7,514	581,809
DTE Energy Co.	6,030	630,678
NiSource, Inc.	20,560	498,580
Public Service Enterprise Group, Inc.	13,546	596,701
SCANA Corp.	3,370	223,465
Sempra Energy	2,950	333,409
WEC Energy Group	4,475	270,827
		5,256,234
OIL, GAS & CONSUMABLE FUELS (4.4%)
Anadarko Petroleum Corp.	5,680	323,874
Apache Corp.	3,690	179,482
Cabot Oil & Gas Corp., Class A	4,510	104,812
Chesapeake Energy Corp.(a)	7,420	39,029
Chevron Corp.	21,169	2,258,732

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2017

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Cimarex Energy Co.	820	$95,678
Concho Resources, Inc.(a)	1,560	197,590
ConocoPhillips	12,099	579,663
Devon Energy Corp.	5,100	201,399
EOG Resources, Inc.	6,004	555,370
EQT Corp.	1,730	100,582
Exxon Mobil Corp.	45,120	3,684,048
Hess Corp.	3,010	146,978
Kinder Morgan, Inc.	18,460	380,830
Marathon Oil Corp.	26,880	399,706
Marathon Petroleum Corp.	23,520	1,198,109
Murphy Oil Corp.	19,330	506,059
Newfield Exploration Co.(a)	2,030	70,279
Noble Energy, Inc.	3,840	124,147
Occidental Petroleum Corp.	8,342	513,367
ONEOK, Inc.	2,350	123,633
Phillips 66	11,999	954,640
Pioneer Natural Resources Co.	1,876	324,529
Range Resources Corp.	1,660	43,973
Tesoro Corp.	13,280	1,058,549
Valero Energy Corp.	23,850	1,540,948
Williams Companies, Inc.	7,920	242,590
		15,948,596
PERSONAL PRODUCTS (0.1%)
Coty, Inc.	9,640	172,074
The Estee Lauder Companies, Inc., Class A	3,270	284,948
		457,022
PHARMACEUTICALS (1.3%)
Allergan PLC	7,040	1,716,774
Eli Lilly & Co.	14,840	1,217,771
Mallinckrodt PLC(a)	15,220	714,122
Mylan NV(a)	7,110	265,559
Perrigo Co. PLC	2,861	211,542
Zoetis, Inc.	12,240	686,786
		4,812,554
PROFESSIONAL SERVICES (0.3%)
Equifax, Inc.	1,920	259,795
Nielsen Holdings PLC	5,520	227,038
Robert Half International, Inc.	1,070	49,273
Verisk Analytics, Inc.(a)	8,450	699,745
		1,235,851
REAL ESTATE MANAGEMENT & DEVELOPMENT (0.0%)
CBRE Group, Inc., Class A(a)	4,580	164,010
ROAD & RAIL (0.8%)
CSX Corp.	9,020	458,577
J.B. Hunt Transport Services, Inc.	4,310	386,435
Kansas City Southern Industries, Inc.	930	83,765

	Shares	Value
Norfolk Southern Corp.	3,060	$359,519
Ryder System, Inc.	7,920	537,847
Union Pacific Corp.	8,972	1,004,505
		2,830,648
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.7%)
Advanced Micro Devices, Inc.(a)	4,590	61,047
Analog Devices, Inc.	11,094	845,363
Applied Materials, Inc.	64,720	2,628,279
Broadcom Ltd.	10,695	2,361,563
Intel Corp.	50,280	1,817,622
KLA-Tencor Corp.	2,180	214,120
Lam Research Corp.	13,023	1,886,381
Microchip Technology, Inc.	14,600	1,103,468
Micron Technology, Inc.(a)	10,870	300,773
NVIDIA Corp.	20,665	2,155,359
Qorvo, Inc.(a)	1,540	104,766
QUALCOMM, Inc.	22,190	1,192,491
Skyworks Solutions, Inc.	10,040	1,001,390
Texas Instruments, Inc.	17,460	1,382,483
Xilinx, Inc.	2,730	172,290
		17,227,395
SOFTWARE (4.0%)
Activision Blizzard, Inc.	25,890	1,352,752
Adobe Systems, Inc.(a)	11,294	1,510,460
Autodesk, Inc.(a)	2,680	241,388
CA, Inc.	4,340	142,482
Citrix Systems, Inc.(a)	8,140	658,852
Intuit, Inc.	3,710	464,529
Microsoft Corp.	85,220	5,834,161
Oracle Corp.	35,001	1,573,645
Red Hat, Inc.(a)	9,400	827,952
Salesforce.com, Inc.(a)	16,870	1,452,844
Symantec Corp.	9,232	292,008
Synopsys, Inc.(a)	2,220	163,614
		14,514,687
SPECIALTY RETAIL (3.3%)
Advance Auto Parts, Inc.	3,241	460,676
AutoNation, Inc.(a)	20,240	850,080
AutoZone, Inc.(a)	498	344,711
Bed Bath & Beyond, Inc.	11,410	442,137
Best Buy Company, Inc.	4,370	226,410
CarMax, Inc.(a)	1,810	105,885
Foot Locker, Inc.	1,890	146,172
Gap, Inc.	15,240	399,288
Home Depot, Inc.	15,330	2,393,013
L Brands, Inc.	2,470	130,441
Lowe's Companies, Inc.	11,620	986,305
O'Reilly Automotive, Inc.(a)	2,916	723,605

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2017

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Ross Stores, Inc.	13,610	$884,650
Signet Jewelers Ltd.	3,490	229,782
Staples, Inc.	101,425	990,922
Tiffany & Co.	1,340	122,811
TJX Companies, Inc.	8,870	697,537
Tractor Supply Co.	2,890	178,920
Ulta Salon Cosmetics & Fragrance, Inc.(a)	6,190	1,742,114
		12,055,459
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (3.1%)
Apple Computer, Inc.	56,341	8,093,385
Hewlett Packard Enterprise Co.	47,350	882,130
HP, Inc.	48,330	909,571
NetApp, Inc.	2,550	101,618
Seagate Technology PLC	2,840	119,649
Western Digital Corp.	6,711	597,749
Xerox Corp.	86,965	625,278
		11,329,380
TEXTILES, APPAREL & LUXURY GOODS (0.8%)
Coach, Inc.	3,340	131,563
Hanesbrands, Inc.	8,350	182,114
Michael Kors Holdings Ltd.(a)	16,570	618,558
NIKE, Inc., Class B	17,820	987,406
PVH Corp.	4,980	503,129
Ralph Lauren Corp.	505	40,764
Under Armour, Inc., Class A(a)	5,780	124,212
Under Armour, Inc., Class C(a)	1,024	19,876
VF Corp.	3,435	187,654
		2,795,276
TRADING COMPANIES & DISTRIBUTORS (0.2%)
Fastenal Co.	2,990	133,593
United Rentals, Inc.(a)	5,460	598,744
W.W. Grainger, Inc.	765	147,415
		879,752

	Shares	Value
WATER UTILITIES (0.1%)
American Water Works Company, Inc.	4,870	$388,431
TOTAL COMMON STOCKS (COST $321,336,424)		361,992,597
RIGHTS (0.0%)
FOOD & STAPLES RETAILING (0.0%)
Safeway, Inc.(a)(b)	25,130	—
Safeway, Inc.(a)(b)	25,130	—
TOTAL RIGHTS (COST $—)		—
MONEY MARKET FUND (1.1%)
Federated Government Obligations Fund, Institutional Shares, 0.65%(c)	4,031,810	4,031,810
TOTAL MONEY MARKET FUND (COST $4,031,810)		4,031,810
TOTAL INVESTMENTS (COST $325,368,234) 99.9%		366,024,407
OTHER ASSETS IN EXCESS OF LIABILITIES 0.1%		257,911
NET ASSETS 100.0%		$366,282,318
(a)	Represents non-income producing security.
(b)	These securities have been deemed illiquid and represent 0.0% of the Fund’s net assets.
(c)	Variable rate security. Rate shown represents the rate as of April 30, 2017.

PLC – Public Limited Company

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2017

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward Small-Mid Cap Enhanced Index Fund investments by Industry.

Industry Diversification	Percent*
Equity Real Estate Investment Trusts	6.5%
Banks	6.3
Electronic Equipment, Instruments & Components	5.1
Insurance	5.0
Specialty Retail	4.5
Machinery	4.2
Health Care Equipment & Supplies	3.8
Semiconductors & Semiconductor Equipment	3.0
Health Care Providers & Services	3.0
Software	2.8
Household Durables	2.8
Chemicals	2.6
IT Services	2.5
Capital Markets	2.2
Hotels, Restaurants & Leisure	2.2
Food Products	2.2
Commercial Services & Supplies	2.1
Aerospace & Defense	1.7
Metals & Mining	1.7
Energy Equipment & Services	1.6
Building Products	1.6
Pharmaceuticals	1.6
Oil, Gas & Consumable Fuels	1.5
Professional Services	1.5
Biotechnology	1.3
Money Market Funds	1.3
Auto Components	1.3
Communications Equipment	1.3
Internet Software & Services	1.2
Gas Utilities	1.2
Road & Rail	1.1
Textiles, Apparel & Luxury Goods	1.1
Thrifts & Mortgage Finance	1.1

Industry Diversification	Percent*
Construction & Engineering	1.1%
Media	1.1
Electric Utilities	1.0
Containers & Packaging	1.0
Diversified Consumer Services	0.9
Consumer Finance	0.8
Paper & Forest Products	0.8
Trading Companies & Distributors	0.8
Multiline Retail	0.8
Electrical Equipment	0.7
Airlines	0.6
Food & Staples Retailing	0.6
Internet & Direct Marketing Retail	0.6
Life Sciences Tools & Services	0.6
Multi-Utilities	0.5
Health Care Technology	0.5
Diversified Telecommunication Services	0.4
Technology Hardware, Storage & Peripherals	0.4
Construction Materials	0.4
Real Estate Management & Development	0.4
Air Freight & Logistics	0.4
Leisure Products	0.4
Automobiles	0.3
Personal Products	0.3
Water Utilities	0.3
Industrial Conglomerates	0.3
Household Products	0.3
Distributors	0.2
Wireless Telecommunication Services	0.2
Marine	0.2
Mortgage Real Estate Investment Trusts	0.1
Beverages	0.0
Total Investments	99.9%
*	Percentages indicated are based on net assets as of April 30, 2017.

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2017

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (98.6%)
AEROSPACE & DEFENSE (1.7%)
AAR Corp.	4,380	$157,636
Aerojet Rocketdyne Holdings, Inc.(a)	3,290	73,729
AeroVironment, Inc.(a)	820	23,427
Axon Enterprise, Inc.(a)	11,580	284,636
Cubic Corp.	1,480	76,812
Curtiss-Wright Corp.	3,260	304,680
Engility Holdings, Inc.(a)	1,070	30,334
Esterline Technologies Corp.(a)	2,510	229,540
Huntington Ingalls Industries, Inc.	2,850	572,537
KLX, Inc.(a)	6,390	302,247
Mercury Computer Systems, Inc.(a)	9,610	359,222
Moog, Inc., Class A(a)	1,860	127,689
National Presto Industries, Inc.	410	42,784
Orbital ATK, Inc.	3,013	298,287
Rockwell Collins, Inc.	1,572	163,651
Teledyne Technologies, Inc.(a)	1,910	257,525
Triumph Group, Inc.	2,960	77,552
		3,382,288
AIR FREIGHT & LOGISTICS (0.4%)
Atlas Air Worldwide Holdings(a)	5,280	306,240
Echo Global Logistics, Inc.(a)	6,620	124,125
Forward Air Corp.	1,510	80,287
Hub Group, Inc., Class A(a)	5,190	203,188
		713,840
AIRLINES (0.6%)
Allegiant Travel Co.	826	120,101
Hawaiian Holdings, Inc.(a)	6,150	333,945
JetBlue Airways Corp.(a)	20,810	454,282
SkyWest, Inc.	8,270	307,644
		1,215,972
AUTO COMPONENTS (1.3%)
American Axle & Manufacturing Holdings, Inc.(a)	13,590	239,048
Cooper Tire & Rubber Co.	6,320	242,056
Cooper-Standard Holding, Inc.(a)	2,540	287,198
Dana, Inc.	15,110	293,436
Dorman Products, Inc.(a)	3,980	330,937
Fox Factory Holding Corp.(a)	7,340	220,567
Gentex Corp.	18,420	380,373
Gentherm, Inc.(a)	2,220	82,473
LCI Industries	3,500	354,025
Motorcar Parts of America, Inc.(a)	1,270	38,506
Standard Motor Products, Inc.	990	50,322
Superior Industries International, Inc.	5,010	108,968
		2,627,909
AUTOMOBILES (0.3%)
Thor Industries, Inc.	4,760	457,817
Winnebago Industries, Inc.	5,170	148,379
		606,196

	Shares	Value
BANKS (6.3%)
Ameris Bancorp	5,620	$264,702
Associated Bancorp	13,150	327,435
Banc of California, Inc.	10,640	230,888
BancorpSouth, Inc.	4,170	126,976
Bank of Hawaii Corp.	2,530	206,144
Bank of the Ozarks, Inc.	6,620	314,251
Banner Corp.	1,730	95,496
Boston Private Financial Holdings, Inc.	6,690	104,364
Brookline Bancorp, Inc.	6,090	88,609
Cathay General Bancorp	3,620	137,741
Central Pacific Financial Corp.	3,360	105,101
Chemical Financial Corp.	3,684	174,806
City Holding Co.	790	56,161
Columbia Banking System, Inc.	2,530	99,960
Commerce Bancshares, Inc.	3,907	214,690
Community Bank System, Inc.	2,440	136,518
Cullen/Frost Bankers, Inc.	3,080	290,721
Customers BanCorp, Inc.(a)	5,360	165,785
CVB Financial Corp.	3,720	80,129
East West Bancorp, Inc.	7,230	392,372
F.N.B. Corp.	9,910	141,118
Fidelity Southern Corp.	560	12,611
First Bancorp(a)	48,752	286,662
First Commonwealth Financial Corp.	4,950	63,905
First Financial Bancorp	2,060	56,959
First Financial Bankshares, Inc.	4,880	194,956
First Horizon National Corp.	18,240	334,704
First Midwest Bancorp, Inc.	6,240	141,710
First NBC Bank Holding Co.(a)	620	1,643
Fulton Financial Corp.	11,130	205,349
Glacier Bancorp, Inc.	3,730	125,999
Great Western BanCorp, Inc.	2,750	113,300
Hancock Holding Co.	4,219	197,027
Hanmi Financial Corp.	5,311	154,285
Home Bancshares, Inc.	13,032	331,664
Hope BanCorp, Inc.	7,602	139,193
Independent Bank Corp. – Massachusetts	1,530	96,849
International Bancshares Corp.	3,120	116,688
LegacyTexas Financial Group, Inc.	6,940	262,401
MB Financial, Inc.	3,421	145,427
National Bank Holdings Corp.	6,060	191,314
NBT Bancorp	1,390	53,070
OFG Bancorp	11,330	132,561
Old National Bancorp	4,940	82,992
Opus Bank	4,830	108,917
PacWest Bancorp	6,440	318,072
Pinnacle Financial Partners, Inc.	4,730	302,720
PrivateBancorp, Inc.	4,250	245,523
Prosperity Bancshares, Inc.	3,820	256,704
S & T Bancorp, Inc.	1,330	47,827
ServisFirst Bancshares, Inc.	6,600	249,480
Signature Bank(a)	3,010	416,735
Simmons First National Corp., Class A	1,840	100,556

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2017

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Southside Bancshares, Inc.	3,478	$120,756
Sterling Bancorp	8,288	192,696
SVB Financial Group(a)	2,850	501,429
Synovus Financial Corp.	6,182	258,408
TCF Financial Corp.	8,990	148,425
Texas Capital Bancshares, Inc.(a)	2,700	205,470
Tompkins Financial Corp.	1,869	154,510
Trustmark Corp.	4,470	148,493
UMB Financial Corp.	2,410	174,701
Umpqua Holdings Corp.	14,270	252,151
United Bankshares, Inc.	7,243	289,000
United Community Banks, Inc.	6,812	186,308
Valley National Bancorp	12,762	150,081
Webster Financial Corp.	5,070	257,607
WestAmerica Bancorp	1,350	74,277
Wintrust Financial Corp.	3,050	216,123
		12,572,205
BEVERAGES (0.0%)
Coca-Cola Bottling Co. Consolidated	330	69,914
BIOTECHNOLOGY (1.3%)
Acorda Therapeutics, Inc.(a)	2,970	47,966
AMAG Pharmaceuticals, Inc.(a)	8,580	209,352
Bioverativ, Inc.(a)	8,720	512,823
Eagle Pharmaceuticals, Inc.(a)	1,610	145,850
Emergent BioSolutions, Inc.(a)	1,910	57,128
Enanta Pharmaceuticals, Inc.(a)	3,780	120,015
Ligand Pharmaceuticals, Inc., Class B(a)	2,200	244,574
MiMedx Group, Inc.(a)	34,480	437,551
Momenta Pharmaceuticals, Inc.(a)	7,310	104,899
Myriad Genetics, Inc.(a)	7,390	135,902
Progenics Pharmaceuticals, Inc.(a)	32,300	255,816
Repligen Corp.(a)	1,790	65,854
Spectrum Pharmaceuticals, Inc.(a)	2,900	22,069
United Therapeutics Corp.(a)	2,383	299,543
		2,659,342
BUILDING PRODUCTS (1.6%)
A.O. Smith Corp.	9,120	491,386
AAON, Inc.	5,058	185,376
American Woodmark Corp.(a)	820	75,358
Apogee Enterprises, Inc.	1,630	88,835
Gibraltar Industries, Inc.(a)	6,350	249,237
Griffon Corp.	11,290	270,960
Insteel Industries, Inc.	4,630	161,170
Lennox International, Inc.	2,150	355,589
Patrick Industries, Inc.(a)	4,700	333,935
PGT, Inc.(a)	13,760	149,984
Quanex Building Products Corp.	8,765	178,806
Simpson Manufacturing Company, Inc.	3,390	141,397
Trex Company, Inc.(a)	5,660	414,255
Universal Forest Products, Inc.	1,260	120,065
		3,216,353
CAPITAL MARKETS (2.2%)
Donnelley Financial Solutions, Inc.(a)	2,051	45,573
Eaton Vance Corp.	5,250	225,382

	Shares	Value
Evercore Partners, Inc.	3,770	$278,038
FactSet Research Systems, Inc.	2,220	362,437
Federated Investors, Inc., Class B	4,120	110,498
Financial Engines, Inc.	2,890	122,825
Greenhill & Company, Inc.	1,370	34,661
Interactive Brokers Group, Inc., Class A	3,850	134,096
International FCStone, Inc.(a)	5,850	218,498
Investment Technology Group, Inc.	5,440	108,310
Janus Capital Group, Inc.	9,050	123,623
Legg Mason, Inc.	9,460	353,615
MarketAxess Holdings, Inc.	3,280	631,466
MSCI, Inc., Class A	6,000	601,920
Piper Jaffray Companies, Inc.	4,440	277,944
SEI Investments Co.	6,740	341,785
Stifel Financial Corp.(a)	5,655	276,360
Virtus Investment Partners, Inc.	527	56,073
Waddell & Reed Financial, Inc., Class A	6,690	120,353
WisdomTree Investments, Inc.	6,900	57,615
		4,481,072
CHEMICALS (2.6%)
A. Schulman, Inc.	1,690	53,489
AdvanSix, Inc.(a)	8,900	242,614
American Vanguard Corp.	1,340	22,445
Ashland Global Holdings, Inc.	3,440	424,840
Balchem Corp.	3,055	247,944
Cabot Corp.	3,030	182,376
Calgon Carbon Corp.	2,250	32,737
Flotek Industries, Inc.(a)	2,490	29,905
FutureFuel Corp.	1,380	21,335
H.B. Fuller Co.	2,500	132,075
Hawkins, Inc.	510	26,061
Ingevity Corp.(a)	2,090	132,151
Innophos Holdings, Inc.	1,080	51,775
Innospec, Inc.	1,430	94,380
Koppers Holdings, Inc.(a)	1,010	42,874
Kraton Performance Polymers, Inc.(a)	8,550	279,670
LSB Industries, Inc.(a)	12,200	134,444
Mineral Technologies, Inc.	4,220	332,114
NewMarket Corp.	560	263,592
Olin Corp.	10,660	342,506
PolyOne Corp.	4,030	158,016
Quaker Chemical Corp.	1,500	216,900
Rayonier, Inc.	6,453	85,502
RPM International, Inc.	6,530	343,217
Sensient Technologies Corp.	2,180	178,324
Stepan Co.	1,100	93,280
The Chemours Co.	9,170	369,459
The Scotts Miracle-Gro Co., Class A	2,410	232,806
Tredegar Industries, Inc.	1,590	27,269
Valspar Corp.	3,770	423,899
		5,217,999
COMMERCIAL SERVICES & SUPPLIES (2.1%)
ABM Industries, Inc.	3,190	137,776
Brady Corp., Class A	2,130	82,963
Clean Harbors, Inc.(a)	2,910	169,100

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2017

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Copart, Inc.(a)	15,340	$474,006
Deluxe Corp.	2,650	190,561
Essendant, Inc.	14,050	234,635
Healthcare Services Group, Inc.	4,652	213,573
Herman Miller, Inc.	2,760	91,356
HNI Corp.	2,300	107,548
Interface, Inc.	4,180	83,182
LSC Communications, Inc.	11,331	293,133
Matthews International Corp., Class A	2,150	147,383
Mobile Mini, Inc.	2,170	62,279
MSA Safety, Inc.	1,670	130,009
Multi-Color Corp.	790	60,672
Pitney Bowes, Inc.	3,410	45,319
R.R. Donnelley & Sons Co.	13,673	171,870
Rollins, Inc.	5,255	204,052
Team, Inc.(a)	1,730	46,537
Tetra Tech, Inc.	8,690	381,926
The Brink's Co.	2,280	139,992
UniFirst Corp.	1,030	143,376
US Ecology, Inc.	5,000	235,750
Viad Corp.	7,030	317,756
		4,164,754
COMMUNICATIONS EQUIPMENT (1.3%)
ADTRAN, Inc.	2,280	45,600
ARRIS International PLC(a)	9,629	250,258
Bel Fuse, Inc., Class B	730	17,666
Black Box Corp.	6,110	60,489
Brocade Communications Systems, Inc.	19,530	245,492
CalAmp Corp.(a)	1,750	31,395
Ciena Corp.(a)	7,300	167,243
Comtech Telecommunications Corp.	20,380	285,524
Digi International, Inc.(a)	6,000	74,400
Harmonic, Inc.(a)	7,510	43,558
InterDigital, Inc.	5,490	493,551
Lumentum Holdings, Inc.(a)	6,264	267,786
NETGEAR, Inc.(a)	1,850	87,227
NetScout Systems, Inc.(a)	4,520	170,178
Plantronics, Inc.	1,770	96,642
ViaSat, Inc.(a)	2,990	191,450
Viavi Solutions, Inc.(a)	9,570	95,700
		2,624,159
CONSTRUCTION & ENGINEERING (1.1%)
AECOM Technology Corp.(a)	13,612	465,667
Aegion Corp.(a)	5,670	129,389
Comfort Systems USA, Inc.	2,010	73,767
Dycom Industries, Inc.(a)	1,650	174,339
EMCOR Group, Inc.	3,120	205,109
Granite Construction, Inc.	4,940	260,387
KBR, Inc.	12,660	177,873
MYR Group, Inc.(a)	5,100	215,526
Orion Group Holdings, Inc.(a)	41,000	309,550
Valmont Industries, Inc.	1,290	196,532
		2,208,139

	Shares	Value
CONSTRUCTION MATERIALS (0.4%)
Eagle Materials, Inc., Class A	4,370	$419,389
Headwaters, Inc.(a)	13,010	309,117
U.S. Concrete, Inc.(a)	960	59,520
		788,026
CONSUMER FINANCE (0.8%)
Encore Capital Group, Inc.(a)	8,100	270,135
Enova International, Inc.(a)	12,893	183,081
EZCORP, Inc., Class A(a)	13,910	125,885
Firstcash, Inc.	2,688	139,642
Green Dot Corp., Class A(a)	2,850	97,726
PRA Group, Inc.(a)	2,560	82,432
SLM Corp.(a)	37,380	468,745
World Acceptance Corp.(a)	2,690	142,301
		1,509,947
CONTAINERS & PACKAGING (1.0%)
AptarGroup, Inc.	3,380	271,414
Bemis Company, Inc.	4,480	201,286
Greif, Inc., Class A	2,710	158,860
Myers Industries, Inc.	1,120	18,256
Owens-Illinois, Inc.(a)	13,890	303,080
Packaging Corp. of America	7,120	703,314
Silgan Holdings, Inc.	2,030	123,059
Sonoco Products Co.	4,350	227,548
		2,006,817
DISTRIBUTORS (0.2%)
Pool Corp.	3,210	383,980
DIVERSIFIED CONSUMER SERVICES (0.9%)
American Public Education, Inc.(a)	4,120	91,052
Capella Education Co.	2,080	198,224
Career Education Corp.(a)	3,860	39,179
DeVry, Inc.	7,030	266,085
Graham Holdings Co.	645	388,097
Regis Corp.(a)	16,460	179,579
Service Corporation International	11,300	364,086
Sotheby's(a)	4,450	210,752
Strayer Education, Inc.	662	57,402
		1,794,456
DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
ATN International, Inc.	900	62,271
Cincinnati Bell, Inc.(a)	1,992	37,549
Cogent Communications Holdings	4,550	204,750
Consolidated Communications Holdings, Inc.	2,750	65,093
Frontier Communications Corp.	31,380	58,995
General Communication, Inc., Class A(a)	2,460	92,102
Iridium Communications, Inc.(a)	16,730	177,338
Lumos Networks Corp.(a)	1,120	20,059
		718,157

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2017

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
ELECTRIC UTILITIES (1.0%)
ALLETE, Inc.	2,320	$162,191
El Paso Electric Co.	1,850	95,460
Great Plains Energy, Inc.	14,461	427,901
Hawaiian Electric Industries, Inc.	7,040	235,981
IDACORP, Inc.	2,740	231,585
OGE Energy Corp.	9,110	316,846
PNM Resources, Inc.	5,530	205,992
Westar Energy, Inc.	6,780	352,763
		2,028,719
ELECTRICAL EQUIPMENT (0.7%)
AZZ, Inc.	1,560	92,118
Encore Wire Corp.	2,810	124,202
EnerSys	3,260	270,939
General Cable Corp.	7,010	126,180
Hubbell, Inc.	2,730	308,845
Powell Industries, Inc.	2,690	92,778
Regal-Beloit Corp.	3,840	302,784
Vicor Corp.(a)	8,590	154,620
		1,472,466
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (5.1%)
Agilysys, Inc.(a)	570	5,643
Anixter International, Inc.(a)	3,810	310,705
Arrow Electronics, Inc.(a)	8,680	611,940
Avnet, Inc.	12,750	493,297
Badger Meter, Inc.	1,540	61,215
Belden CDT, Inc.	2,440	170,068
Benchmark Electronics, Inc.(a)	10,070	319,219
Cognex Corp.	7,830	668,212
Coherent, Inc.(a)	2,110	454,916
CTS Corp.	14,630	323,323
Daktronics, Inc.	3,000	28,380
Electro Scientific Industries, Inc.(a)	14,060	98,139
ePlus, Inc.(a)	800	57,000
Fabrinet(a)	7,700	266,959
FARO Technologies, Inc.(a)	960	35,184
II-VI, Inc.(a)	9,880	327,522
Insight Enterprises, Inc.(a)	7,450	313,645
IPG Photonics Corp.(a)	2,660	336,011
Itron, Inc.(a)	3,510	227,623
Jabil Circuit, Inc.	20,150	584,753
Keysight Technologies, Inc.(a)	8,660	324,144
Knowles Corp.(a)	3,870	68,615
Littelfuse, Inc.	2,140	329,881
Methode Electronics, Inc., Class A	1,920	85,536
MTS Systems Corp.	820	38,089
National Instruments Corp.	4,505	157,270
OSI Systems, Inc.(a)	1,160	89,784
Park Electrochemical Corp.	760	13,163
Plexus Corp.(a)	3,610	187,684
Rogers Corp.(a)	1,030	106,028
Sanmina Corp.(a)	10,210	380,323
ScanSource, Inc.(a)	7,910	312,445
SYNNEX Corp.	3,200	346,976

	Shares	Value
Tech Data Corp.(a)	4,970	$475,381
Trimble Navigation Ltd.(a)	11,720	415,240
TTM Technologies, Inc.(a)	22,180	371,071
VeriFone Systems, Inc.(a)	5,250	97,335
Vishay Intertechnology, Inc.	15,180	248,193
Zebra Technologies Corp., Class A(a)	3,870	364,825
		10,105,737
ENERGY EQUIPMENT & SERVICES (1.6%)
Archrock, Inc.	3,970	46,846
Atwood Oceanics, Inc.(a)	24,900	194,967
Bristow Group, Inc.	12,960	173,275
CARBO Ceramics, Inc.(a)	1,100	7,557
Diamond Offshore Drilling, Inc.(a)	4,660	67,197
Dril-Quip, Inc.(a)	2,540	130,937
Ensco PLC, Class A, Sponsored ADR	13,360	105,410
Era Group, Inc.(a)	12,770	162,307
Exterran Corp.(a)	14,245	389,886
Geospace Technologies Corp.(a)	570	9,428
Gulf Island Fabrication, Inc.	15,600	155,220
Helix Energy Solutions Group, Inc.(a)	6,430	39,352
Hornbeck Offshore Services, Inc.(a)	11,190	38,158
Matrix Service Co.(a)	9,710	114,092
Nabors Industries Ltd.	13,530	139,900
Newpark Resources, Inc.(a)	7,090	54,238
Noble Corp. PLC	50,180	240,864
Oceaneering International, Inc.	8,150	215,078
Oil States International, Inc.(a)	2,890	85,978
Patterson-UTI Energy, Inc.	8,120	175,757
Pioneer Energy Services Corp.(a)	5,130	15,647
Rowan Companies, Inc., Class A(a)	17,860	251,290
SEACOR Holdings, Inc.(a)	1,350	88,641
Superior Energy Services, Inc.(a)	7,210	87,097
Tesco Corp.(a)	3,670	24,039
TETRA Technologies, Inc.(a)	4,190	13,953
Tidewater, Inc.(a)	27,310	23,937
Unit Corp.(a)	2,730	58,668
US Silica Holdings, Inc.	3,890	161,435
		3,271,154
EQUITY REAL ESTATE INVESTMENT TRUSTS (6.5%)
Acadia Realty Trust	5,997	174,393
Agree Realty Corp.	3,970	192,466
American Assets Trust, Inc.	4,690	200,873
American Campus Communities, Inc.	7,180	340,260
Camden Property Trust	4,920	405,064
Care Capital Properties, Inc.	4,220	113,391
CareTrust REIT, Inc.	12,148	206,759
Cedar Shopping Centers, Inc.	4,120	22,166
Chesapeake Lodging Trust	5,320	124,009
Corecivic, Inc.	8,468	291,723
Coresite Realty Corp.	1,950	190,807
Corporate Office Properties Trust	4,440	145,366
Cousins Properties, Inc.	20,119	170,810
Cyrusone, Inc.	4,130	225,663
DCT Industrial Trust, Inc.	7,640	386,278

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2017

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
DiamondRock Hospitality Co.	11,740	$129,257
Douglas Emmett, Inc.	6,980	262,937
Duke Realty Corp.	19,540	541,844
EastGroup Properties, Inc.	2,220	173,715
Education Realty Trust, Inc.	6,940	269,064
EPR Properties	4,400	319,924
First Industrial Realty Trust, Inc.	10,550	296,877
Four Corners Property Trust, Inc.	15,607	364,111
Franklin Street Properties Corp.	3,250	39,422
Getty Realty Corp.	5,040	129,024
Government Properties Income Trust	3,030	64,600
Healthcare Realty Trust, Inc.	7,960	261,088
Hersha Hospitality Trust	1,320	24,341
Highwood Properties, Inc.	5,100	259,488
Hospitality Properties Trust	7,200	229,176
Kilroy Realty Corp.	7,290	514,164
Kite Realty Group Trust	4,585	93,351
Lamar Advertising Co.	5,540	399,268
LaSalle Hotel Properties	8,450	241,332
Lexington Corp. Properties Trust	17,775	180,772
Liberty Property Trust	9,350	379,329
Life Storage, Inc.	3,030	237,522
LTC Properties, Inc.	2,230	106,683
Mack-Cali Realty Corp.	3,910	105,765
Medical Properties Trust, Inc.	23,990	313,549
National Retail Properties, Inc.	8,210	346,626
OMEGA Healthcare Investors, Inc.	10,056	331,848
Parkway, Inc.	1,986	40,018
Pennsylvania Real Estate Investment Trust	3,130	43,350
Potlatch Corp.	1,910	86,045
PS Business Parks, Inc.	1,290	156,787
Quality Care Properties(a)	12,690	220,171
Rayonier, Inc.	5,180	146,180
Retail Opportunity Investments Corp.	8,980	184,988
Sabra Healthcare REIT, Inc.	3,480	94,621
Saul Centers, Inc.	930	55,847
Senior Housing Properties Trust	14,200	305,584
Summit Hotel Properties, Inc.	14,280	236,048
Tanger Factory Outlet Center	5,260	164,059
Taubman Centers, Inc.	4,030	252,077
The Geo Group, Inc.	6,305	210,066
Uniti Group, Inc.	14,054	385,923
Universal Health Realty Income Trust	850	59,288
Urban Edge Properties	4,070	103,785
Urstadt Biddle Properties, Inc., Class A	3,690	72,545
Washington Prime Group, Inc.	7,720	67,936
Weingarten Realty Investors	9,450	309,677
		13,000,100
FOOD & STAPLES RETAILING (0.6%)
SpartanNash Co.	9,054	333,187
Sprouts Farmers Markets, Inc.(a)	7,830	174,687
SuperValu, Inc.(a)	28,430	116,563
The Andersons, Inc.	5,975	223,166
United Natural Foods, Inc.(a)	7,950	330,164
		1,177,767

	Shares	Value
FOOD PRODUCTS (2.2%)
B&G Foods, Inc.	7,000	$294,000
Calavo Growers, Inc.	3,010	197,456
Cal-Maine Foods, Inc.(a)	1,810	68,327
Darling International, Inc.(a)	22,800	344,964
Dean Foods Co.	12,320	243,197
Flowers Foods, Inc.	11,923	233,810
Hain Celestial Group, Inc.(a)	5,210	192,718
Ingredion, Inc.	3,830	474,231
J & J Snack Foods Corp.	880	118,430
John B. Sanfilippo & Son, Inc.	570	41,895
Lamb Weston Holding, Inc.	6,710	280,143
Lancaster Colony Corp.	1,030	129,677
Post Holdings, Inc.(a)	5,015	422,213
Sanderson Farms, Inc.	2,830	327,657
Seneca Foods Corp., Class A(a)	9,220	342,984
Snyders-Lance, Inc.	3,920	138,219
Tootsie Roll Industries, Inc.	986	36,827
TreeHouse Foods, Inc.(a)	5,240	459,024
		4,345,772
GAS UTILITIES (1.2%)
Atmos Energy Corp.	5,180	419,684
National Fuel Gas Co.	4,320	239,242
New Jersey Resources Corp.	3,990	160,996
Northwest Natural Gas Co.	1,590	94,764
One Gas, Inc.	2,760	189,971
South Jersey Industries, Inc.	6,660	249,883
Southwest Gas Corp.	3,750	314,100
Spire, Inc.	2,510	172,061
UGI Corp.	8,500	426,360
WGL Holdings, Inc.	2,590	213,571
		2,480,632
HEALTH CARE EQUIPMENT & SUPPLIES (3.8%)
Abaxis, Inc.	1,180	53,135
ABIOMED, Inc.(a)	4,360	568,195
Align Technology, Inc.(a)	6,460	869,645
Analogic Corp.	910	65,383
AngioDynamics, Inc.(a)	3,070	47,646
Anika Therapeutics, Inc.(a)	840	38,749
Cantel Medical Corp.	3,817	284,023
CONMED Corp.	1,540	75,706
CryoLife, Inc.(a)	6,930	125,780
Globus Medical, Inc.(a)	3,490	105,852
Haemonetics Corp.(a)	2,660	111,401
Halyard Health, Inc.(a)	4,370	172,615
Hill-Rom Holdings, Inc.	3,360	254,150
ICU Medical, Inc.(a)	890	136,882
Inogen, Inc.(a)	920	76,259
Integer Holdings Corp.(a)	6,440	236,670
Integra LifeSciences Holdings Corp.(a)	3,370	154,919
Invacare Corp.	20,610	302,967
LivaNova PLC(a)	2,400	126,480
Masimo Corp.(a)	5,430	557,878
Meridian Bioscience, Inc.	1,900	28,120
Merit Medical Systems, Inc.(a)	6,495	218,882

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2017

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Natus Medical, Inc.(a)	1,870	$65,450
Neogen Corp.(a)	3,102	193,348
NuVasive, Inc.(a)	6,010	435,785
OraSure Technologies, Inc.(a)	23,950	313,985
Orthofix International N.V.(a)	1,200	47,460
ResMed, Inc.	7,160	486,808
STERIS PLC	4,520	333,576
SurModics, Inc.(a)	4,300	98,255
Teleflex, Inc.	2,400	496,536
Varex Imaging Corp.(a)	1,900	63,764
West Pharmaceutical Services, Inc.	3,760	346,033
		7,492,337
HEALTH CARE PROVIDERS & SERVICES (3.0%)
Aceto Corp.	2,490	39,466
Almost Family, Inc.(a)	4,760	236,334
Amedisys, Inc.(a)	1,729	93,712
AMN Healthcare Services, Inc.(a)	7,790	318,221
Biotelemetry, Inc.(a)	15,170	499,093
Chemed Corp.	1,060	213,463
CorVel Corp.(a)	1,540	68,530
Cross Country Healthcare, Inc.(a)	15,630	218,351
Diplomat Pharmacy, Inc.(a)	18,100	282,360
HealthEquity, Inc.(a)	2,400	109,248
HealthSouth Corp.	8,660	406,154
Kindred Healthcare, Inc.	17,818	171,053
Landauer, Inc.	2,310	121,506
LHC Group, Inc.(a)	2,720	147,152
Magellan Health Services, Inc.(a)	1,470	101,136
Molina Healthcare, Inc.(a)	6,765	336,829
Owens & Minor, Inc.	9,875	342,169
PharMerica Corp.(a)	11,460	270,456
Providence Service Corp.(a)	4,320	190,080
Select Medical Holdings Corp.(a)	22,790	313,363
The Ensign Group, Inc.	3,020	54,209
Tivity Health, Inc.(a)	2,180	73,248
U.S. Physical Therapy, Inc.	2,300	150,880
VCA Antech, Inc.(a)	6,710	614,435
WellCare Group, Inc.(a)	3,980	610,572
		5,982,020
HEALTH CARE TECHNOLOGY (0.5%)
Allscripts Healthcare Solutions, Inc.(a)	8,526	102,056
Computer Programs & Systems, Inc.	830	22,784
Healthstream, Inc.(a)	1,710	47,521
HMS Holdings Corp.(a)	8,390	171,743
Medidata Solutions, Inc.(a)	5,360	350,705
Omnicell, Inc.(a)	6,540	270,756
Quality Systems, Inc.(a)	2,170	30,944
		996,509
HOTELS, RESTAURANTS & LEISURE (2.2%)
Belmond Ltd.(a)	11,210	139,004
Biglari Holdings, Inc.(a)	194	82,766
Bob Evans Farms, Inc.	1,540	102,780
Cracker Barrel Old Country Store, Inc.	1,610	257,906
DineEquity, Inc.	2,210	124,953

	Shares	Value
Domino's Pizza, Inc.	3,940	$714,677
Dunkin' Brands Group, Inc.	7,350	410,571
El Pollo Loco Holdings, Inc.(a)	1,320	16,566
Fiesta Restaurant Group, Inc.(a)	1,790	43,586
ILG, Inc.	4,860	117,175
International Speedway Corp., Class A	3,570	132,447
Jack in the Box, Inc.	3,520	358,934
Marcus Corp.	7,080	239,304
Marriott Vacations Worldwide Corp.	1,440	158,659
Panera Bread Co., Class A(a)	1,797	561,886
Papa John's International, Inc.	3,900	308,334
Shake Shack, Inc.(a)	1,230	41,746
Sonic Corp.	3,470	93,274
The Wendy's Co.	21,200	312,488
Wingstop, Inc.	8,990	264,576
		4,481,632
HOUSEHOLD DURABLES (2.8%)
CalAtlantic Group, Inc.	11,851	429,243
Cavco Industries, Inc.(a)	520	61,750
Ethan Allen Interiors, Inc.	1,300	38,740
Helen of Troy Ltd.(a)	1,580	148,520
Installed Building Products, Inc.(a)	9,320	497,222
iRobot Corp.(a)	4,920	392,321
KB HOME	25,420	523,652
La-Z-Boy, Inc.	2,410	67,239
LGI Homes, Inc.(a)	6,660	211,988
M.D.C. Holdings, Inc.	9,853	305,542
M/I Homes, Inc.(a)	13,300	361,228
Meritage Homes Corp.(a)	9,530	371,193
NVR, Inc.(a)	262	553,147
Tempur-Pedic International, Inc.(a)	2,760	129,582
Toll Brothers, Inc.	12,990	467,510
TopBuild Corp.(a)	7,250	371,128
TRI Pointe Group, Inc.(a)	21,180	263,691
Tupperware Corp.	2,800	201,068
Universal Electronics, Inc.(a)	2,460	170,478
William Lyon Homes, Class A(a)	1,240	27,280
		5,592,522
HOUSEHOLD PRODUCTS (0.3%)
Central Garden & Pet Co.(a)	2,900	109,620
Central Garden & Pet Co., Class A(a)	7,730	272,328
Energizer Holdings, Inc.	3,090	183,021
WD-40 Co.	830	87,025
		651,994
INDUSTRIAL CONGLOMERATES (0.3%)
Carlisle Companies, Inc.	4,850	491,741
Raven Industries, Inc.	1,510	46,810
		538,551
INSURANCE (5.0%)
Alleghany Corp.(a)	1,140	696,198
American Equity Investment Life Holding Co.	12,470	295,788
American Financial Group, Inc.	4,960	482,658
Amerisafe, Inc.	1,220	70,211

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2017

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Aspen Insurance Holdings Ltd.	6,620	$346,557
Brown & Brown, Inc.	7,860	337,194
CNO Financial Group, Inc.	20,820	438,677
eHealth, Inc.(a)	810	11,486
Employers Holdings, Inc.	3,890	155,600
Everest Re Group, Ltd.	2,950	742,545
First American Financial Corp.	9,890	429,325
Genworth Financial, Inc., Class A(a)	70,390	284,376
HCI Group, Inc.	3,670	175,022
Horace Mann Educators Corp.	4,480	173,152
Infinity Property & Casualty Corp.	2,490	247,132
Kemper Corp.	6,520	256,562
Maiden Holdings Ltd.	18,970	234,280
Mercury General Corp.	3,350	205,991
Old Republic International Corp.	19,770	408,844
Primerica, Inc.	4,670	391,346
ProAssurance Corp.	2,710	167,749
Reinsurance Group of America, Inc.	5,520	690,221
Renaissancere Holdings Ltd.	2,450	348,317
RLI Corp.	2,200	125,884
Safety Insurance Group, Inc.	1,630	118,012
Selective Insurance Group, Inc.	4,650	245,520
Stewart Information Services Corp.	4,260	202,094
The Hanover Insurance Group, Inc.	4,620	407,807
The Navigators Group, Inc.	2,660	143,773
United Fire Group, Inc.	3,440	151,360
United Insurance Holdings Corp.	15,110	230,579
Universal Insurance Holdings, Inc.	10,430	271,701
W.R. Berkley Corp.	6,250	424,875
		9,910,836
INTERNET & DIRECT MARKETING RETAIL (0.6%)
FTD Companies, Inc.(a)	5,100	102,000
HSN, Inc.	3,650	134,685
Nutrisystem, Inc.	11,050	590,623
PetMed Express, Inc.	940	21,714
Shutterfly, Inc.(a)	5,480	284,412
		1,133,434
INTERNET SOFTWARE & SERVICES (1.2%)
Blucora, Inc.(a)	2,450	45,202
DHI Group, Inc.(a)	3,130	12,050
j2 Global, Inc.	2,660	240,038
Liquidity Services, Inc.(a)	1,710	13,338
LivePerson, Inc.(a)	2,250	15,862
LogMeIn, Inc.	5,380	607,940
NIC, Inc.	6,990	149,237
QuinStreet, Inc.(a)	35,940	161,011
Shutterstock, Inc.(a)	5,150	222,635
SPS Commerce, Inc.(a)	2,730	150,860
Stamps.com, Inc.(a)	2,110	223,977
WebMD Health Corp.(a)	8,370	453,905
XO Group, Inc.(a)	1,580	27,729
		2,323,784

	Shares	Value
IT SERVICES (2.5%)
Acxiom Corp.(a)	3,750	$108,375
Broadridge Financial Solutions, Inc.	7,150	500,071
CACI International, Inc., Class A(a)	1,970	232,460
Cardtronics PLC, Class A(a)	5,590	232,432
Convergys Corp.	5,960	134,160
CoreLogic, Inc.(a)	7,930	338,928
CSG Systems International, Inc.	1,660	62,267
DST Systems, Inc.	1,770	217,905
ExlService Holdings, Inc.(a)	2,080	99,237
Forrester Research, Inc.	2,680	108,674
Gartner, Inc.(a)	5,786	660,125
Jack Henry & Associates, Inc.	3,870	375,080
Leidos Holdings, Inc.	9,040	476,046
ManTech International Corp., Class A	3,470	123,185
MAXIMUS, Inc.	5,430	331,176
NeuStar, Inc., Class A(a)	6,430	213,476
Perficient, Inc.(a)	1,860	32,401
Science Applications International Corp.	3,780	275,902
Sykes Enterprises, Inc.(a)	4,540	135,337
TeleTech Holdings, Inc.	940	29,375
Virtusa Corp.(a)	5,670	175,657
WEX, Inc.(a)	2,230	226,256
		5,088,525
LEISURE PRODUCTS (0.4%)
Brunswick Corp.	4,550	258,212
Callaway Golf Co.	5,740	68,019
Nautilus Group, Inc.(a)	2,140	38,948
Polaris Industries, Inc.	3,320	283,063
Sturm Ruger & Company, Inc.	1,180	71,331
Vista Outdoor, Inc.(a)	3,430	67,091
		786,664
LIFE SCIENCES TOOLS & SERVICES (0.6%)
Albany Molecular Research, Inc.(a)	2,790	44,668
Bio-Rad Laboratories, Inc., Class A(a)	1,160	253,181
Bio-Techne Corp.	3,120	334,090
Cambrex Corp.(a)	1,760	104,456
Charles River Laboratories International, Inc.(a)	2,670	239,499
Luminex Corp.	7,260	136,706
PAREXEL International Corp.(a)	2,740	174,894
		1,287,494
MACHINERY (4.2%)
Actuant Corp., Class A	2,940	80,262
AGCO Corp.	5,970	382,020
Alamo Group, Inc.	520	41,111
Albany International Corp., Class A	1,510	73,612
Astec Industries, Inc.	2,830	179,280
Barnes Group, Inc.	2,150	118,186
Briggs & Stratton Corp.	8,710	217,663
Chart Industries, Inc.(a)	1,630	59,511
CIRCOR International, Inc.	950	63,375
Crane Co.	3,770	301,261
Donaldson Company, Inc.	5,880	272,126

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2017

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
EnPro Industries, Inc.	1,340	$94,671
ESCO Technologies, Inc.	3,260	191,851
Federal Signal Corp.	3,170	49,484
Franklin Electric Company, Inc.	1,830	75,213
Graco, Inc.	2,730	294,431
Greenbrier Companies, Inc.	7,950	345,428
Harsco Corp.(a)	3,250	42,413
Hillenbrand, Inc.	3,000	110,700
IDEX Corp.	3,790	397,040
ITT, Inc.	4,280	180,316
John Bean Technologies Corp.	3,805	337,313
Kennametal, Inc.	4,010	166,736
Lincoln Electric Holdings, Inc.	3,120	277,774
Lindsay Manufacturing Co.	690	59,933
Lydall, Inc.(a)	4,080	213,792
Mueller Industries, Inc.	2,440	78,178
Nordson Corp.	4,070	509,564
Oshkosh Truck Corp.	3,800	263,682
Proto Labs, Inc.(a)	1,450	84,100
SPX Corp.(a)	2,210	53,173
SPX FLOW, Inc.(a)	2,410	87,097
Standex International Corp.	760	71,402
Tennant Co.	1,040	76,180
Terex Corp.	10,770	376,735
The Timken Co.	3,580	172,735
Titan International, Inc.	2,910	31,166
Toro Co.	7,070	458,984
Trinity Industries, Inc.	14,450	388,705
Wabash National Corp.	14,830	337,827
Wabtec Corp.	4,610	386,733
Watts Water Technologies, Inc., Class A	1,520	94,544
Woodward, Inc.	3,770	255,116
		8,351,423
MARINE (0.2%)
Kirby Corp.(a)	3,960	279,576
Matson, Inc.	2,450	77,665
		357,241
MEDIA (1.1%)
Cable One, Inc.	299	203,876
Cinemark Holdings, Inc.	5,630	243,216
Gannett Company, Inc.	31,770	265,597
Live Nation, Inc.(a)	7,122	229,044
Meredith Corp.	2,130	124,712
New Media Investment Group, Inc.	15,740	207,138
Scholastic Corp.	4,200	181,566
The E.W. Scripps Co., Class A(a)	2,680	59,710
The New York Times Co., Class A	5,430	78,464
Time, Inc.	17,220	261,744
Wiley (John) & Sons, Inc., Class A	2,520	132,804
World Wrestling Entertainment, Inc.	7,400	158,582
		2,146,453

	Shares	Value
METALS & MINING (1.7%)
AK Steel Holding Corp.(a)	14,030	$88,950
Allegheny Technologies, Inc.	5,830	106,980
Carpenter Technology Corp.	4,750	192,850
Century Aluminum Co.(a)	16,400	223,696
Commercial Metals Co.	11,750	219,020
Compass Minerals International, Inc.	1,740	114,840
Haynes International, Inc.	940	39,753
Kaiser Aluminum Corp.	1,090	92,007
Materion Corp.	3,170	120,618
Olympic Steel, Inc.	9,870	222,569
Reliance Steel & Aluminum Co.	5,750	453,215
Royal Gold, Inc.	6,510	460,127
Steel Dynamics, Inc.	11,950	431,873
Stillwater Mining Co.(a)	5,250	94,395
SunCoke Energy, Inc.(a)	9,020	82,713
TimkenSteel Corp.(a)	7,095	106,993
United States Steel Corp.	8,950	199,764
Worthington Industries, Inc.	4,550	197,925
		3,448,288
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (0.1%)
Capstead Mortgage Corp.	11,960	133,234
MULTILINE RETAIL (0.8%)
Big Lots, Inc.	5,240	264,568
Dillard's, Inc.	7,220	399,771
Fred's, Inc.	20,510	301,907
J.C. Penney Company, Inc.(a)	23,760	127,829
Ollie's Bargain Outlet Holdings, Inc.(a)	8,220	314,826
Tuesday Morning Corp.(a)	52,210	169,682
		1,578,583
MULTI-UTILITIES (0.5%)
Avista Corp.	3,020	121,827
Black Hills Corp.	3,070	208,821
MDU Resources Group, Inc.	12,870	346,203
NorthWestern Corp.	2,880	172,166
Vectren Corp.	3,890	231,144
		1,080,161
OIL, GAS & CONSUMABLE FUELS (1.5%)
Bill Barrett Corp.(a)	2,060	7,910
Carrizo Oil & Gas, Inc.(a)	4,020	101,103
Cloud Peak Energy, Inc.(a)	15,610	52,606
CONSOL Energy, Inc.(a)	8,860	134,495
Contango Oil & Gas Co.(a)	610	4,368
Denbury Resources, Inc.(a)	17,840	39,605
Energen Corp.(a)	5,370	279,186
Green Plains Renewable Energy, Inc.	10,420	239,660
Gulfport Energy Corp.(a)	8,230	130,692
HollyFrontier Corp.	15,988	449,902
Northern Oil & Gas, Inc.(a)	4,860	10,935
PDC Energy, Inc.(a)	3,150	173,975

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2017

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
QEP Resources, Inc.(a)	11,200	$132,272
REX American Resources Corp.(a)	590	55,861
SM Energy Co.	5,520	124,697
Southwestern Energy Co.(a)	22,690	170,402
SRC Energy, Inc.(a)	11,210	84,523
Western Refining, Inc.	8,560	295,234
World Fuel Services Corp.	9,170	337,731
WPX Energy, Inc.(a)	18,960	226,193
		3,051,350
PAPER & FOREST PRODUCTS (0.8%)
Boise Cascade Co.(a)	10,830	330,315
Clearwater Paper Corp.(a)	2,590	125,874
Deltic Timber Corp.	850	65,765
Domtar Corp.	11,420	452,803
KapStone Paper & Packaging Corp.	7,780	164,080
Louisiana-Pacific Corp.(a)	6,260	161,132
Neenah Paper, Inc.	1,020	79,917
P. H. Glatfelter & Co.	9,200	197,892
		1,577,778
PERSONAL PRODUCTS (0.3%)
Avon Products, Inc.(a)	29,260	141,911
Edgewell Personal Care Co.(a)	3,390	242,351
Inter Parfums, Inc.	910	34,534
Medifast, Inc.	550	25,476
Nu Skin Enterprises, Inc.	2,550	140,837
		585,109
PHARMACEUTICALS (1.6%)
Akorn, Inc.(a)	8,730	292,018
Amphastar Pharmaceuticals, Inc.(a)	2,530	38,203
ANI Pharmaceuticals, Inc.(a)	3,710	200,785
Catalent, Inc.(a)	5,980	175,094
DepoMed, Inc.(a)	3,550	42,564
ENDO International PLC(a)	29,060	330,412
Heska Corp.(a)	2,680	290,110
Impax Laboratories, Inc.(a)	5,410	76,011
Innoviva, Inc.(a)	27,070	319,020
Lannett Company, Inc.(a)	1,900	49,400
Nektar Therapeutics(a)	8,450	160,297
Phibro Animal Health Corp., Class A	1,250	37,188
Prestige Brands Holdings, Inc.(a)	3,110	178,545
Sciclone Pharmaceuticals, Inc.(a)	19,810	191,167
Sucampo Pharmaceuticals, Inc.(a)	8,460	85,869
Supernus Pharmaceuticals, Inc.(a)	13,700	446,620
The Medicines Co.(a)	3,860	190,375
		3,103,678
PROFESSIONAL SERVICES (1.5%)
CDI Corp.(a)	16,890	137,653
Exponent, Inc.	1,370	83,775
FTI Consulting, Inc.(a)	4,920	170,183
Heidrick & Struggles International, Inc.	6,390	137,385
Insperity, Inc.	3,930	359,006
Kelly Services, Inc., Class A	16,990	379,217
Korn/Ferry International, Inc.	5,990	194,076
Manpower, Inc.	5,850	590,733

	Shares	Value
Navigant Consulting, Inc.(a)	6,700	$160,599
On Assignment, Inc.(a)	2,660	137,708
Resources Connection, Inc.	3,920	54,488
TrueBlue, Inc.(a)	9,660	264,201
WageWorks, Inc.(a)	4,680	345,384
		3,014,408
REAL ESTATE MANAGEMENT & DEVELOPMENT (0.4%)
Alexander & Baldwin, Inc.	2,420	111,344
Forestar Group, Inc.(a)	2,540	35,941
HFF, Inc., Class A	2,000	62,800
Jones Lang LaSalle, Inc.	3,944	453,008
RE/MAX Holdings, Inc.	970	57,376
		720,469
ROAD & RAIL (1.1%)
ArcBest Corp.	8,200	216,890
Avis Budget Group, Inc.(a)	8,760	267,180
Celadon Group, Inc.	33,300	131,535
Genesee & Wyoming, Inc., Class A(a)	3,470	235,127
Heartland Express, Inc.	2,973	59,817
Knight Transportation, Inc.	5,010	171,843
Landstar System, Inc.	3,240	276,858
Marten Transport Ltd.	1,930	47,864
Old Dominion Freight Line, Inc.	4,950	438,174
Roadrunner Transportation System, Inc.(a)	27,840	187,085
Saia, Inc.(a)	1,300	62,595
Werner Enterprises, Inc.	4,080	111,384
		2,206,352
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.0%)
Advanced Energy Industries, Inc.(a)	6,050	446,490
Brooks Automation, Inc.	4,680	118,217
Cabot Microelectronics Corp.	1,330	104,205
CEVA, Inc.(a)	5,920	213,120
Cirrus Logic, Inc.(a)	7,030	452,381
Cohu, Inc.	4,300	80,539
Cree, Inc.(a)	8,140	178,103
Cypress Semiconductor Corp.	14,050	196,841
Diodes, Inc.(a)	1,740	40,699
DSP Group, Inc.(a)	1,120	13,944
Exar Corp.(a)	2,120	27,581
First Solar, Inc.(a)	11,800	348,690
Integrated Device Technology, Inc.(a)	10,590	254,054
Kopin Corp.(a)	17,940	73,195
Kulicke & Soffa Industries, Inc.(a)	4,860	108,475
Microsemi Corp.(a)	8,850	415,419
MKS Instruments, Inc.	7,900	618,175
Monolithic Power Systems, Inc.	3,730	341,295
Nanometrics, Inc.(a)	11,790	372,033
Power Integrations, Inc.	1,650	108,818
Rambus, Inc.(a)	11,480	143,730
Rudolph Technologies, Inc.(a)	7,210	176,645
Semtech Corp.(a)	2,880	98,352
Silicon Laboratories, Inc.(a)	2,250	160,088
Synaptics, Inc.(a)	2,060	112,826
Teradyne, Inc.	8,630	304,380

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2017

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Ultratech, Inc.(a)	1,120	$34,182
Veeco Instruments, Inc.(a)	1,870	61,710
Versum Materials, Inc.	5,110	163,622
Xperi Corp.	7,960	267,456
		6,035,265
SOFTWARE (2.8%)
8x8, Inc.(a)	10,840	157,722
ACI Worldwide, Inc.(a)	7,770	166,977
ANSYS, Inc.(a)	4,379	482,391
Blackbaud, Inc.	2,620	210,674
Bottomline Technologies, Inc.(a)	1,760	41,008
Cadence Design Systems, Inc.(a)	14,880	484,642
CDK Global, Inc.	7,450	484,324
CommVault Systems, Inc.(a)	3,550	179,097
Ebix, Inc.	4,930	304,181
Fair Isaac Corp.	2,350	318,378
Fortinet, Inc.(a)	7,650	298,350
Manhattan Associates, Inc.(a)	3,790	176,955
Microstrategy, Inc., Class A(a)	609	115,814
Monotype Imaging Holdings, Inc.	2,030	41,310
Progress Software Corp.	4,700	139,684
PTC, Inc.(a)	5,990	323,760
Qualys, Inc.(a)	6,840	262,656
Synchronoss Technologies, Inc.(a)	6,490	103,840
TiVo Corp.	22,773	449,767
Tyler Technologies, Inc.(a)	1,930	315,729
Ultimate Software Group, Inc.(a)	2,418	490,056
Vasco Data Security International, Inc.(a)	1,490	20,115
		5,567,430
SPECIALTY RETAIL (4.5%)
Aaron's, Inc.	8,720	313,397
Abercrombie & Fitch Co., Class A	22,070	264,619
American Eagle Outfitters, Inc.	12,070	170,066
Asbury Automotive Group(a)	3,630	222,156
Ascena Retail Group, Inc.(a)	43,603	170,488
Barnes & Noble Education, Inc.(a)	25,850	269,098
Barnes & Noble, Inc.	16,070	137,398
Big 5 Sporting Goods Corp.	9,850	151,690
Cabela's, Inc., Class A(a)	3,080	168,168
Caleres, Inc.	6,205	178,828
Cato Corp., Class A	4,170	94,075
Chico's FAS, Inc.	6,890	95,220
Children's Place Retail Stores, Inc.	2,360	270,928
CST Brands, Inc.	7,550	364,589
Dick's Sporting Goods, Inc.	7,820	395,301
DSW, Inc.	3,570	73,613
Express, Inc.(a)	18,280	157,756
Finish Line, Inc., Class A	8,797	139,081
Five Below, Inc.(a)	9,220	452,886
Francesca's Holdings Corp.(a)	6,930	109,355
GameStop Corp., Class A	16,810	381,419
Genesco, Inc.(a)	5,060	269,698
Group 1 Automotive, Inc.	4,140	285,453
Guess?, Inc.	14,710	164,164
Haverty Furniture Companies, Inc.	7,420	182,903

	Shares	Value
Hibbett Sports, Inc.(a)	1,700	$44,200
Kirkland's, Inc.(a)	11,700	137,592
Lithia Motors, Inc., Class A	3,340	319,137
Lumber Liquidators Holdings, Inc.(a)	1,730	42,472
MarineMax, Inc.(a)	9,970	202,890
Michaels Companies, Inc. The(a)	5,550	129,648
Monro Muffler Brake, Inc.	2,215	114,848
Office Depot, Inc.	71,646	356,081
Rent-A-Center, Inc.	4,170	44,577
Restoration Hardware, Inc.(a)	5,770	276,787
Sally Beauty Holdings, Inc.(a)	7,230	137,515
Select Comfort Corp.(a)	2,420	74,778
Shoe Carnival, Inc.	7,580	192,305
Sonic Automotive, Inc., Class A	12,160	238,336
Stein Mart, Inc.	25,280	62,442
Tailored Brands, Inc.	2,790	34,401
The Buckle, Inc.	1,865	34,875
The Tile Shop Holdings, Inc.	7,300	155,855
Urban Outfitters, Inc.(a)	13,130	300,414
Vitamin Shoppe, Inc.(a)	10,230	197,439
Williams-Sonoma, Inc.	4,620	249,711
Zumiez, Inc.(a)	7,600	136,420
		8,965,072
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (0.4%)
3D Systems Corp.(a)	5,820	92,131
Cray, Inc.(a)	2,510	44,929
Diebold, Inc.	7,290	205,578
Electronics for Imaging, Inc.(a)	2,470	113,076
NCR Corp.(a)	9,320	384,450
Super Micro Computer, Inc.(a)	1,700	41,480
		881,644
TEXTILES, APPAREL & LUXURY GOODS (1.1%)
Carter's, Inc.	3,080	283,483
Crocs, Inc.(a)	10,120	63,048
Deckers Outdoor Corp.(a)	2,040	121,564
Fossil Group, Inc.(a)	8,330	143,692
G-III Apparel Group Ltd.(a)	9,010	213,537
Iconix Brand Group, Inc.(a)	4,950	34,650
Kate Spade & Co.(a)	18,930	329,382
Movado Group, Inc.	4,000	93,600
Oxford Industries, Inc.	1,180	68,416
Perry Ellis International, Inc.(a)	7,830	160,672
Skechers U.S.A., Inc., Class A(a)	13,310	336,077
Steven Madden Ltd.(a)	3,027	115,177
Unifi, Inc.(a)	3,590	100,771
Vera Bradley, Inc.(a)	2,510	22,967
Wolverine World Wide, Inc.	6,250	150,688
		2,237,724
THRIFTS & MORTGAGE FINANCE (1.1%)
Astoria Financial Corp.	7,470	152,313
Bank Mutual Corp.	8,700	80,040
BofI Holding, Inc.(a)	10,760	257,056
Dime Community Bancshares, Inc.	1,490	28,981
Homestreet, Inc.(a)	4,900	127,400

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2017

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
LendingTree, Inc.(a)	3,230	$455,107
New York Community Bancorp, Inc.	22,120	293,975
Northfield Bancorp, Inc.	8,480	155,862
Northwest Bancshares, Inc.	3,450	55,683
Oritani Financial Corp.	2,820	47,799
Provident Financial Services, Inc.	3,730	95,824
TrustCo Bank Corp. NY	3,990	31,721
Walker & Dunlop, Inc.(a)	6,380	286,143
Washington Federal, Inc.	6,270	211,299
		2,279,203
TRADING COMPANIES & DISTRIBUTORS (0.8%)
Applied Industrial Technologies, Inc.	1,980	126,720
DXP Enterprises, Inc.(a)	3,760	137,165
GATX Corp.	2,410	144,359
Kaman Corp., Class A	2,920	140,189
MSC Industrial Direct Co., Inc., Class A	3,640	325,889
Now, Inc.(a)	5,560	94,576
Veritiv Corp.(a)	5,470	282,525
Watsco, Inc.	1,750	242,900
		1,494,323
WATER UTILITIES (0.3%)
American States Water Co.	1,690	75,239
Aqua America, Inc.	8,172	270,411
California Water Service Group	4,350	155,295
		500,945

	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES (0.2%)
Spok Holdings, Inc.	5,450	$97,828
Telephone & Data Systems, Inc.	13,990	384,165
		481,993
TOTAL COMMON STOCKS (COST $164,355,501)		196,908,300
MONEY MARKET FUND (1.3%)
Federated Government Obligations Fund, Institutional Shares, 0.65%(b)	2,498,520	2,498,520
TOTAL MONEY MARKET FUND (COST $2,498,520)		2,498,520
TOTAL INVESTMENTS (COST $166,854,021) 99.9%		199,406,820
OTHER ASSETS IN EXCESS OF LIABILITIES 0.1%		310,661
NET ASSETS 100.0%		$199,717,481
(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of April 30, 2017.

ADR – American Depositary Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trust

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2017

STEWARD INTERNATIONAL ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward International Enhanced Index Fund investments by Country.

Country Diversification	Percent*
United Kingdom	18.8%
Canada	18.3
Japan	8.0
China	7.0
Taiwan, Province of China	6.2
Brazil	5.8
Netherlands	5.2
Switzerland	3.0
Republic of Korea (South)	2.9
Hong Kong	2.9
Spain	2.7
Germany	2.6
France	2.6
Mexico	2.4
India	2.2
Australia	2.2
Ireland (Republic of)	1.5
Chile	1.0
Italy	0.9
United States	0.9
South Africa	0.5
Finland	0.5
Indonesia	0.4
Sweden	0.3
Norway	0.3
Jersey	0.2
Bermuda	0.2
Russian Federation	0.1
Luxembourg	0.1
Colombia	0.1
Total Investments	99.8%
*	Percentages indicated are based on net assets as of April 30, 2017.

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2017

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.0%)
AEROSPACE & DEFENSE (0.1%)
Embraer SA, Sponsored ADR	5,060	$97,152
AIRLINES (0.3%)
Latam Airlines Group SA, Sponsored ADR	10,280	130,248
Ryanair Holdings PLC, Sponsored ADR(a)	3,638	334,441
		464,689
AUTO COMPONENTS (0.3%)
Magna International, Inc., Class A, ADR	8,570	357,969
AUTOMOBILES (3.4%)
Honda Motor Co. Ltd., Sponsored ADR	36,810	1,071,171
Tata Motors Ltd., Sponsored ADR	6,350	226,505
Toyota Motor Corp., Sponsored ADR	29,830	3,225,816
		4,523,492
BANKS (22.0%)
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	117,420	939,360
Banco Bradesco SA, Sponsored ADR	125,772	1,326,895
Banco de Chile, Sponsored ADR	3,309	242,450
Banco Santander Brasil SA, Sponsored ADR	1,960	16,797
Banco Santander Central Hispano SA, Sponsored ADR	253,185	1,650,766
Banco Santander Chile SA, Sponsored ADR	7,004	165,505
Bancolombia SA, Sponsored ADR	3,860	152,431
Bank of Montreal	16,170	1,145,645
Bank of Nova Scotia	26,400	1,468,632
Barclays PLC, Sponsored ADR	70,009	756,797
Canadian Imperial Bank of Commerce	10,370	838,207
Credicorp Ltd.	1,969	302,557
HDFC Bank Ltd., Sponsored ADR	13,340	1,061,997
HSBC Holdings PLC, Sponsored ADR	80,291	3,305,581
ICICI Bank Ltd., Sponsored ADR	38,800	332,516
ING Groep NV, Sponsored ADR	71,260	1,160,113
Itau Unibanco Banco Multiplo SA, Sponsored ADR	148,048	1,820,990
KB Financial Group, Inc., Sponsored ADR	20,080	872,878
Lloyds Banking Group PLC, Sponsored ADR	255,205	934,050
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	258,040	1,635,974
Mizuho Financial Group, Inc., Sponsored ADR	225,180	828,662
Royal Bank of Canada	33,690	2,307,091
Royal Bank of Scotland Group PLC, Sponsored ADR(a)	20,758	141,985
Shinhan Financial Group Co. Ltd., Sponsored ADR	22,840	953,798
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	131,420	976,451
The Toronto-Dominion Bank	42,270	1,990,494
Westpac Banking Corp., Sponsored ADR	66,945	1,764,001
		29,092,623

	Shares	Value
BEVERAGES (0.8%)
Fomento Economico, Sponsored ADR	11,140	$1,003,046
BIOTECHNOLOGY (1.3%)
Shire PLC, Sponsored ADR	9,449	1,672,095
CAPITAL MARKETS (3.2%)
Brookfield Asset Management, Inc., Class A	21,488	793,982
Credit Suisse Group, Sponsored ADR	36,419	555,754
Deutsche Bank AG(a)	27,520	497,286
Nomura Holdings, Inc., Sponsored ADR	71,390	431,196
Thomson Reuters Corp.	15,298	694,988
UBS Group AG	73,950	1,257,889
		4,231,095
CHEMICALS (1.8%)
Agrium, Inc.	4,560	428,321
Potash Corporation of Saskatchewan, Inc.	17,335	292,615
Sasol Ltd., Sponsored ADR	14,390	439,183
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	3,770	134,023
Syngenta AG, Sponsored ADR(a)	11,300	1,051,239
		2,345,381
COMMUNICATIONS EQUIPMENT (0.8%)
Nokia Oyj, Sponsored ADR	113,670	651,329
Telefonektiebolaget LM Ericsson, Sponsored ADR	67,640	438,984
		1,090,313
CONSTRUCTION MATERIALS (1.1%)
CEMEX SA de CV, Sponsored ADR(a)	61,784	569,648
CRH PLC, Sponsored ADR	18,890	686,085
James Hardie Industries PLC, Sponsored ADR	12,330	210,350
		1,466,083
DIVERSIFIED FINANCIAL SERVICES (0.4%)
Orix Corp., Sponsored ADR	6,070	464,901
DIVERSIFIED TELECOMMUNICATION SERVICES (4.7%)
BCE, Inc.	16,795	765,348
BT Group PLC, Sponsored ADR	36,500	726,715
China Telecom Corp. Ltd., Sponsored ADR	5,570	273,041
China Unicom Ltd., Sponsored ADR	20,315	263,689
Chunghwa Telecom Co. Ltd., Sponsored ADR	27,275	922,986
Orange SA, Sponsored ADR	47,730	739,815
PT Telekomunikasi Indonesia, Sponsored ADR	18,000	589,500
Telecom Italia S.p.A., Sponsored ADR(a)	19,800	176,220
Telecom Italia S.p.A., Sponsored ADR	8,730	63,031
Telefonica Brasil SA, Sponsored ADR	13,870	205,137
Telefonica SA, Sponsored ADR	85,483	948,861
TELUS Corp.	15,770	524,826
		6,199,169

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2017

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
ELECTRIC UTILITIES (1.0%)
Companhia Energetica de Minas Gerais, Sponsored ADR	21,315	$58,190
CPFL Energia SA, Sponsored ADR	19,851	322,579
Enersis SA, Sponsored ADR	32,540	322,471
Korea Electric Power Corp., Sponsored ADR	29,310	580,631
		1,283,871
ELECTRICAL EQUIPMENT (0.8%)
ABB Ltd., Sponsored ADR	43,370	1,066,902
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.6%)
Kyocera Corp., Sponsored ADR	9,620	547,667
LG Display Co. Ltd., Sponsored ADR	14,860	191,248
		738,915
ENERGY EQUIPMENT & SERVICES (0.1%)
Tenaris SA, Sponsored ADR	5,810	181,446
FOOD & STAPLES RETAILING (0.1%)
Cencosud SA, Sponsored ADR	13,160	112,123
FOOD PRODUCTS (0.3%)
BRF-Brasil Foods SA, Sponsored ADR	31,720	394,597
HEALTH CARE EQUIPMENT & SUPPLIES (0.6%)
Smith & Nephew PLC, Sponsored ADR	23,390	777,484
HEALTH CARE PROVIDERS & SERVICES (0.5%)
Fresenius Medical Care AG & Co., Sponsored ADR	16,360	727,038
HOTELS, RESTAURANTS & LEISURE (1.0%)
Carnival PLC, Sponsored ADR	7,210	443,631
InterContinental Hotels Group PLC, Sponsored ADR	9,266	489,152
Restaurant Brands International, Inc.	7,755	435,599
		1,368,382
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS (0.2%)
Empresa Nacional de Electricidad SA, Sponsored ADR	9,140	210,037
INDUSTRIAL CONGLOMERATES (0.6%)
Koninklijke Royal Philips Electronics NV, Sponsored NY Shares	23,964	824,841
INSURANCE (2.9%)
Aegon NV, Sponsored NY Shares	29,301	150,900
China Life Insurance Co. Ltd., Sponsored ADR	71,490	1,085,933
Manulife Financial Corp.	44,350	778,342
Prudential PLC, Sponsored ADR	27,150	1,205,189
Sun Life Financial, Inc.	18,300	646,356
		3,866,720
INTERNET & DIRECT MARKETING RETAIL (1.4%)
Ctrip.com International Ltd., Sponsored ADR(a)	12,760	644,508
JD.com, Inc., Sponsored ADR(a)	30,560	1,071,739
Vishop Holdings Ltd., Sponsored ADR(a)	12,260	170,046
		1,886,293

	Shares	Value
INTERNET SOFTWARE & SERVICES (3.9%)
Alibaba Group Holding Ltd., Sponsored ADR(a)	31,300	$3,615,150
Baidu, Inc., Sponsored ADR(a)	8,327	1,500,775
		5,115,925
IT SERVICES (1.2%)
CGI Group, Inc., Class A(a)	9,070	437,809
Infosys Technologies Ltd., Sponsored ADR	61,560	896,314
Wipro Ltd., Sponsored ADR	31,070	306,039
		1,640,162
LIFE SCIENCES TOOLS & SERVICES (0.5%)
QIAGEN NV(a)	21,384	643,445
MEDIA (1.5%)
Grupo Televisa SA, Sponsored ADR	26,290	638,847
Pearson PLC, Sponsored ADR	21,180	173,676
Shaw Communications, Inc., Class B	19,140	405,959
WPP PLC, Sponsored ADR	7,350	787,185
		2,005,667
METALS & MINING (5.5%)
Agnico-Eagle Mines Ltd.	5,880	281,240
AngloGold Ashanti Ltd., Sponsored ADR	11,160	127,559
ArcelorMittal, Class A, Sponsored NY Shares(a)	26,680	208,104
Barrick Gold Corp., ADR	24,240	405,293
BHP Billiton Ltd., Sponsored ADR	31,950	1,137,420
BHP Billiton PLC, Sponsored ADR	19,840	609,683
Cia Vale Do Rio, Sponsored ADR	92,200	756,962
Eldorado Gold Corp.	15,420	56,437
Franco Nevada Corp.	5,040	343,325
Gerdau SA, Sponsored ADR	7,250	22,113
Goldcorp, Inc.	17,957	250,680
Kinross Gold Corp.(a)	19,510	68,090
POSCO, Sponsored ADR	14,990	884,710
Randgold Resources Ltd., Sponsored ADR	2,970	261,330
Rio Tinto PLC, Sponsored ADR	22,822	908,772
Silver Wheaton Corp.	10,430	208,287
Southern Copper Corp.	3,713	131,329
Teck Resources Ltd.	8,403	174,278
Vale SA, Sponsored ADR	52,950	454,311
Yamana Gold, Inc.	18,380	49,626
		7,339,549
MULTI-UTILITIES (1.1%)
National Grid PLC, Sponsored ADR	23,189	1,504,270
OIL, GAS & CONSUMABLE FUELS (15.3%)
BP PLC, Sponsored ADR	66,262	2,274,112
Cameco Corp.	7,730	74,131
Canadian Natural Resources Ltd.	20,560	655,247
Cenovus Energy, Inc.	15,050	150,199
China Petroleum & Chemical Corp., Sponsored ADR	13,006	1,058,298
CNOOC Ltd., Sponsored ADR	7,410	860,671
Crescent Point Energy Corp.	6,910	68,478
Ecopetrol SA, Sponsored ADR	3,830	35,006
Enbridge, Inc.	35,050	1,452,823
EnCana Corp.	13,890	148,623

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2017

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
ENI S.p.A., Sponsored ADR	27,640	$856,287
Imperial Oil Ltd.	7,320	212,792
Pembina Pipeline Corp.	11,340	361,519
PetroChina Co. Ltd., Sponsored ADR	11,015	773,804
Petroleo Brasileiro SA, Sponsored ADR(a)	89,580	782,033
Petroleo Brasileiro SA, Class A, Sponsored ADR(a)	68,020	612,860
Royal Dutch Shell PLC, Sponsored ADR	45,209	2,359,458
Royal Dutch Shell PLC, Class B, Sponsored ADR	37,390	2,023,547
Statoil ASA, Sponsored ADR	22,067	362,561
Suncor Energy, Inc.	35,288	1,106,632
Total SA, Sponsored ADR	51,510	2,635,767
TransCanada Corp.	21,030	976,633
Ultrapar Participacoes SA, Sponsored ADR	22,110	490,400
		20,331,881
PERSONAL PRODUCTS (3.1%)
Unilever NV, Sponsored NY Shares	44,600	2,329,904
Unilever PLC, Sponsored ADR	33,594	1,724,716
		4,054,620
PHARMACEUTICALS (0.1%)
Valeant Pharmaceuticals International, Inc.(a)	10,928	101,084
PROFESSIONAL SERVICES (1.0%)
RELX NV, Sponsored ADR	29,455	567,598
RELX PLC, Sponsored ADR	37,548	769,358
		1,336,956
ROAD & RAIL (1.4%)
Canadian National Railway Co.	18,060	1,305,557
Canadian Pacific Railway Ltd.	3,862	591,852
		1,897,409
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (6.0%)
Advanced Semiconductor Engineering, Inc., Sponsored ADR	44,060	275,815
ASML Holding NV, Sponsored NY Shares	10,347	1,364,252
Semiconductor Manufacturing International Corp., Sponsored ADR(a)	17,340	109,069
STMicroelectronics NV, Sponsored NY Shares	14,140	226,099
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	173,818	5,748,161
United Microelectronics Corp., Sponsored ADR	118,280	229,463
		7,952,859

	Shares	Value
SOFTWARE (1.7%)
SAP AG, Sponsored ADR	21,900	$2,193,942
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (0.8%)
BlackBerry Ltd.(a)	12,590	117,591
CANON, Inc., Sponsored ADR	30,330	1,007,259
		1,124,850
TEXTILES, APPAREL & LUXURY GOODS (0.4%)
Gildan Activewear, Inc.	9,340	261,894
Luxottica Group S.p.A., Sponsored ADR	5,260	304,028
		565,922
WIRELESS TELECOMMUNICATION SERVICES (5.2%)
America Movil SA, Sponsored ADR	56,650	871,843
China Mobile Ltd., Sponsored ADR	53,420	2,848,354
Mobile TeleSystems PJSC, Sponsored ADR	14,020	144,686
NTT DOCOMO, Inc., Sponsored ADR	29,510	714,732
Rogers Communications, Inc., Class B	13,130	602,142
SK Telecom Co. Ltd., Sponsored ADR	13,340	314,691
Vodafone Group PLC, Sponsored ADR	53,919	1,412,139
		6,908,587
TOTAL COMMON STOCKS (COST $129,075,257)		131,163,785
MONEY MARKET FUND (0.8%)
Federated Government Obligations Fund, Institutional Shares, 0.65%(b)	1,048,058	1,048,058
TOTAL MONEY MARKET FUND (COST $1,048,058)		1,048,058
TOTAL INVESTMENTS (COST $130,123,315) 99.8%		132,211,843
OTHER ASSETS IN EXCESS OF LIABILITIES 0.2%		290,368
NET ASSETS 100.0%		$132,502,211
(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of April 30, 2017.

ADR – American Depositary Receipt

PLC – Public Limited Company

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2017

STEWARD SELECT BOND FUND

The table below sets forth the diversification of the Steward Select Bond Fund investments by Industry.

Industry Diversification	Percent*
U.S. Treasury Obligations	18.0%
U.S. Government Agencies	9.2
U.S. Government Agency Mortgage-Backed Obligations	3.5
Municipal Bonds	0.4
Banks	6.6
Biotechnology	4.9
Consumer Finance	4.6
Food Products	4.4
Chemicals	4.0
Money Market Funds	3.9
Electric Utilities	3.0
Capital Markets	3.0
Insurance	2.8
Semiconductors & Semiconductor Equipment	2.7
Oil, Gas & Consumable Fuels	2.4
Beverages	2.2
Software	2.2
Specialty Retail	2.0
Diversified Telecommunication Services	2.0
Aerospace & Defense	2.0
Multiline Retail	1.6
Air Freight & Logistics	1.6
Technology Hardware, Storage & Peripherals	1.6
Food & Staples Retailing	1.5
Industrial Conglomerates	1.4
Road & Rail	1.4
Electronic Equipment, Instruments & Components	1.2
Household Durables	0.7
Machinery	0.7
Health Care Providers & Services	0.7
Health Care Equipment & Supplies	0.7
IT Services	0.6
Pharmaceuticals	0.6
Hotels, Restaurants & Leisure	0.6
Mortgage-Backed Securities – Financial Services	0.4
Communications Equipment	0.3
Diversified Consumer Services	0.3
Total Investments	99.7%
*	Percentages indicated are based on net assets as of April 30, 2017.

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2017

STEWARD SELECT BOND FUND

	Principal Amount	Value
CORPORATE BONDS (64.7%)
AEROSPACE & DEFENSE (2.0%)
Alcoa, Inc., 5.87%, 2/23/22	$2,000,000	$2,157,000
United Technologies Corp., 3.10%, 6/1/22	1,000,000	1,036,927
		3,193,927
AIR FREIGHT & LOGISTICS (1.6%)
FedEx Corp., 4.00%, 1/15/24	1,000,000	1,065,663
United Parcel Service, Inc., 5.50%, 1/15/18	1,500,000	1,543,701
		2,609,364
BANKS (6.6%)
Bank of America Corp., 5.63%, 7/1/20	1,500,000	1,647,439
Citigroup, Inc., 6.63%, 6/15/32	1,000,000	1,231,091
HSBC Bank USA NA, 4.88%, 8/24/20	2,000,000	2,143,680
JPMorgan Chase & Co., 4.95%, 3/25/20	2,000,000	2,158,610
KeyCorp, 5.10%, 3/24/21	2,000,000	2,190,036
Manufacturers & Traders Trust Co., 1.57%, 12/1/21, (Callable 6/5/17 @ 100)(a)	1,150,000	1,129,875
		10,500,731
BEVERAGES (2.2%)
PepsiCo, Inc., 3.00%, 8/25/21	3,435,000	3,556,231
BIOTECHNOLOGY (4.9%)
Abbvie, Inc., 4.50%, 5/14/35, (Callable 11/14/34 @ 100)	1,500,000	1,507,531
Amgen, Inc., 3.88%, 11/15/21, (Callable 8/15/21 @ 100)	4,000,000	4,236,204
Celgene Corp., 3.88%, 8/15/25, (Callable 5/15/25 @ 100)	1,000,000	1,035,905
Gilead Sciences, Inc., 4.40%, 12/1/21, (Callable 9/1/21 @ 100)	1,000,000	1,078,660
		7,858,300
CAPITAL MARKETS (3.0%)
Charles Schwab Corp., 4.45%, 7/22/20	1,250,000	1,338,911
Goldman Sachs Group, Inc., 5.95%, 1/15/27	1,500,000	1,731,404
Morgan Stanley, 5.75%, 1/25/21	1,500,000	1,668,684
		4,738,999
CHEMICALS (4.0%)
Dow Chemical Co., 4.25%, 11/15/20, (Callable 8/15/20 @ 100)	3,000,000	3,182,334
E.I. du Pont de Nemours & Co., 3.63%, 1/15/21	1,000,000	1,048,138
E.I. du Pont de Nemours & Co., 4.63%, 1/15/20	2,000,000	2,131,100
		6,361,572
COMMUNICATIONS EQUIPMENT (0.3%)
Cisco Systems, Inc., 4.45%, 1/15/20	500,000	534,901
CONSUMER FINANCE (4.6%)
American Express Co., 7.00%, 3/19/18	2,000,000	2,092,920
Capital One Financial Corp., 4.75%, 7/15/21	2,000,000	2,153,000
John Deere Capital Corp., 2.25%, 4/17/19	2,000,000	2,019,000
John Deere Capital Corp., 2.75%, 3/15/22	1,000,000	1,014,802
		7,279,722
DIVERSIFIED CONSUMER SERVICES (0.3%)
Rensselaer Polytechnic Institute, 5.60%, 9/1/20	400,000	436,006

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2017

STEWARD SELECT BOND FUND

	Principal Amount	Value
DIVERSIFIED TELECOMMUNICATION SERVICES (2.0%)
AT&T, Inc., 4.45%, 5/15/21	$1,000,000	$1,066,500
Verizon Communications, Inc., 4.60%, 4/1/21	2,000,000	2,154,702
		3,221,202
ELECTRIC UTILITIES (3.0%)
Duke Energy Ohio, Inc., 5.45%, 4/1/19	1,154,000	1,230,723
Entergy Gulf States Louisiana LLC, 3.95%, 10/1/20, (Callable 7/1/20 @ 100)	1,500,000	1,575,000
Kansas City Power & Light Co., 7.15%, 4/1/19	775,000	848,497
Southwestern Electric Power Co., 5.88%, 3/1/18	1,000,000	1,032,921
		4,687,141
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (1.2%)
Corning, Inc., 3.70%, 11/15/23, (Callable 8/15/23 @ 100)	1,000,000	1,049,999
Tyco Electronics Group SA, 4.88%, 1/15/21	750,000	809,363
		1,859,362
FOOD & STAPLES RETAILING (1.5%)
CVS Health Corp., 4.00%, 12/5/23, (Callable 9/5/23 @ 100)	1,000,000	1,057,014
Walgreen Co., 5.25%, 1/15/19	260,000	274,274
Wal-Mart Stores, Inc., 4.25%, 4/15/21	1,000,000	1,086,600
		2,417,888
FOOD PRODUCTS (4.4%)
Campbell Soup Co., 4.50%, 2/15/19	1,500,000	1,568,264
General Mills, Inc., 5.65%, 2/15/19	1,500,000	1,597,182
Kraft Food Group, Inc., 5.38%, 2/10/20	1,500,000	1,627,485
Tyson Foods, Inc., 4.50%, 6/15/22, (Callable 3/15/22 @ 100)	2,000,000	2,138,894
		6,931,825
HEALTH CARE EQUIPMENT & SUPPLIES (0.7%)
Medtronic, Inc., 4.45%, 3/15/20	1,000,000	1,068,628
HEALTH CARE PROVIDERS & SERVICES (0.7%)
Express Scripts Holding Co., 4.50%, 2/25/26, (Callable 11/27/25 @ 100)	1,000,000	1,039,280
HOTELS, RESTAURANTS & LEISURE (0.6%)
McDonald's Corp., 2.63%, 1/15/22	1,000,000	1,005,105
HOUSEHOLD DURABLES (0.7%)
Newell Rubbermaid, Inc., 4.00%, 6/15/22, (Callable 3/15/22 @ 100)	1,000,000	1,046,668
INDUSTRIAL CONGLOMERATES (1.4%)
Honeywell International, 4.25%, 3/1/21	2,000,000	2,159,848
INSURANCE (2.8%)
GE Global Insurance Holding Corp., 6.45%, 3/1/19	1,000,000	1,071,917
MetLife, Inc., 4.75%, 2/8/21	1,000,000	1,091,633
Prudential Financial, Inc., 5.87%, 9/15/42, (Callable 9/15/22 @ 100)(a)	2,000,000	2,209,608
		4,373,158
IT SERVICES (0.6%)
Visa, Inc., 3.15%, 12/14/25, (Callable 9/14/25 @ 100)	1,000,000	1,016,561
MACHINERY (0.7%)
Caterpillar, Inc., 3.90%, 5/27/21	1,000,000	1,064,311
MORTGAGE-BACKED SECURITIES – FINANCIAL SERVICES (0.4%)
Opteum Mortgage Acceptance Corp., Class 2AD2, 5.85%, 12/25/35, (Callable 9/25/18 @ 100)(a)	634,309	645,776

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2017

STEWARD SELECT BOND FUND

	Principal Amount	Value
MULTILINE RETAIL (1.6%)
Target Corp., 2.90%, 1/15/22	$2,500,000	$2,574,943
OIL, GAS & CONSUMABLE FUELS (2.4%)
Apache Corp., 3.25%, 4/15/22, (Callable 1/15/22 @ 100)	724,000	735,114
Gulf South Pipeline Company LP, 4.00%, 6/15/22, (Callable 3/15/22 @ 100)	1,500,000	1,533,356
Occidental Petroleum Corp., 3.13%, 2/15/22, (Callable 11/15/21 @ 100)	1,000,000	1,023,505
Phillips Petroleum Co., 6.65%, 7/15/18	500,000	529,179
		3,821,154
PHARMACEUTICALS (0.6%)
Teva Pharmaceutical Finance, 3.65%, 11/10/21	901,000	924,890
ROAD & RAIL (1.4%)
Union Pacific Corp., 4.16%, 7/15/22, (Callable 4/15/22 @ 100)	2,000,000	2,166,964
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.7%)
Qualcomm, Inc., 4.65%, 5/20/35, (Callable 11/20/34 @ 100)	4,000,000	4,233,988
SOFTWARE (2.2%)
Microsoft Corp., 3.45%, 8/8/36, (Callable 2/8/36 @ 100)	2,000,000	1,922,418
Oracle Corp., 5.00%, 7/8/19	1,500,000	1,606,623
		3,529,041
SPECIALTY RETAIL (2.0%)
Lowe's Cos., Inc., 3.80%, 11/15/21, (Callable 8/15/21 @ 100)	1,000,000	1,064,496
The Home Depot, Inc., 3.75%, 2/15/24, (Callable 11/15/23 @ 100)	2,000,000	2,130,766
		3,195,262
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (1.6%)
Xerox Corp., 4.50%, 5/15/21	1,000,000	1,052,149
Xerox Corp., 6.35%, 5/15/18	1,500,000	1,564,074
		2,616,223
TOTAL CORPORATE BONDS (COST $102,222,512)		102,668,971
MUNICIPAL BONDS (0.4%)
North Carolina State Turnpike Authority Triangle Expressway Systems Revenue, 5.13%, 1/1/20	450,000	485,901
Oklahoma Development Finance Authority Lease Revenue, 5.65%, 6/1/41, (Callable 6/1/21 @ 100)	150,000	156,852
TOTAL MUNICIPAL BONDS (COST $641,703)		642,753
U.S. GOVERNMENT AGENCIES (9.2%)
Federal Home Loan Bank
1.25%, 6/8/18	2,000,000	2,001,106
1.50%, 5/23/22	1,000,000	1,000,000
1.75%, 12/14/18	1,000,000	1,007,533
3.50%, 7/29/21	2,000,000	2,135,928
4.75%, 6/8/18	2,000,000	2,078,898
Federal Home Loan Mortgage Corp.
1.00%, 8/17/21	1,000,000	997,534
1.37%, 3/29/22	1,000,000	998,229
2.25%, 2/28/22	1,000,000	1,000,940
3.75%, 3/27/19	1,500,000	1,567,965
Federal National Mortgage Assoc.
1.51%, 9/30/21	1,000,000	974,848
1.53%, 4/12/22	1,000,000	968,890
TOTAL U.S. GOVERNMENT AGENCIES (COST $14,701,001)		14,731,871

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2017

STEWARD SELECT BOND FUND

	Principal Amount	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (3.5%)
Federal Home Loan Mortgage Corp.
2.77%, 5/1/36(a)	$74,596	$78,950
3.27%, 10/1/37(a)	81,138	86,589
4.00%, 12/15/25	2,500,000	2,706,862
5.00%, 7/15/19	15,903	16,016
5.00%, 11/1/37	27,338	29,559
6.00%, 3/1/38	50,799	57,497
		2,975,473
Federal National Mortgage Assoc.
1.41%, 11/25/36(a)	133,709	134,008
2.63%, 7/1/36(a)	36,516	36,552
3.07%, 5/1/36(a)	183,859	195,812
3.53%, 10/1/36(a)	19,148	19,166
5.00%, 1/1/35	51,140	55,444
5.50%, 9/1/36	11,046	11,425
6.00%, 6/1/36	323,214	354,520
6.00%, 9/1/36	88,667	98,077
6.00%, 5/1/37	34,464	37,662
		942,666
Government National Mortgage Assoc.
2.50%, 1/20/39(a)	72,347	73,295
4.25%, 10/20/38	264,654	274,782
4.50%, 8/20/38	159,374	167,928
4.50%, 5/20/39	513,788	532,185
4.50%, 6/15/40	288,301	309,153
5.00%, 5/20/40	124,186	133,874
5.50%, 12/20/38	20,237	21,289
6.00%, 6/15/37	53,375	60,536
6.00%, 10/15/37	57,984	65,739
6.50%, 10/20/38	29,940	32,412
		1,671,193
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (COST $5,234,750)		5,589,332
U.S. TREASURY OBLIGATIONS (18.0%)
U.S. Treasury Notes
0.38%, 1/15/27	1,008,460	1,011,088
1.38%, 2/28/19	3,000,000	3,006,327
1.50%, 12/31/18	2,500,000	2,510,840
1.63%, 11/15/22	4,150,000	4,085,642
2.00%, 11/30/20	2,500,000	2,534,180
2.00%, 11/15/21	5,000,000	5,050,390
2.00%, 2/15/22	7,000,000	7,068,908
3.13%, 5/15/19	3,000,000	3,110,391
TOTAL U.S. TREASURY OBLIGATIONS (COST $28,071,564)		28,377,766

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2017

STEWARD SELECT BOND FUND

	Shares	Value
MONEY MARKET FUND (3.9%)
Federated Government Obligations Fund, Institutional Shares, 0.65%(a)	6,185,361	$6,185,361
TOTAL MONEY MARKET FUND (COST $6,185,361)		6,185,361
TOTAL INVESTMENTS (COST $157,056,891) 99.7%		158,196,054
OTHER ASSETS IN EXCESS OF LIABILITIES 0.3%		420,707
NET ASSETS 100.0%		$158,616,761
(a)	Variable rate security. Rate shown represents the rate as of April 30, 2017.

LLC – Limited Liability Company

LP – Limited Partnership

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2017

STEWARD GLOBAL EQUITY INCOME FUND

The table below sets forth the diversification of the Steward Global Equity Income Fund investments by Country.

Country Diversification	Percent*
United States	58.3%
Canada	14.6
United Kingdom	10.6
Switzerland	4.6
Taiwan, Province of China	3.1
Japan	2.8
Netherlands	2.6
Chile	1.9
Ireland (Republic of)	1.3
Total Investments	99.8%
*	Percentages indicated are based on net assets as of April 30, 2017.

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2017

STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
COMMON STOCKS (98.7%)
AEROSPACE & DEFENSE (3.9%)
Lockheed Martin Corp.	15,641	$4,214,467
Raytheon Co.	34,261	5,317,650
		9,532,117
AUTO COMPONENTS (1.4%)
Magna International, Inc., Class A, ADR	81,590	3,408,014
AUTOMOBILES (1.6%)
Toyota Motor Corp., Sponsored ADR	35,855	3,877,360
BANKS (7.5%)
Banco Santander Chile SA, Sponsored ADR	194,678	4,600,241
Bank of Nova Scotia	65,860	3,663,792
Mizuho Financial Group, Inc., Sponsored ADR	813,250	2,992,760
People's United Financial, Inc.	172,810	3,018,990
Royal Bank of Canada	55,979	3,833,442
		18,109,225
BEVERAGES (2.4%)
PepsiCo, Inc.	51,965	5,886,595
BIOTECHNOLOGY (2.8%)
AbbVie, Inc.	40,312	2,658,173
Amgen, Inc.	25,989	4,244,524
		6,902,697
CAPITAL MARKETS (4.2%)
Thomson Reuters Corp.	78,310	3,557,623
UBS Group AG	395,060	6,719,971
		10,277,594
CHEMICALS (3.9%)
Dow Chemical Co.	50,480	3,170,144
RPM International, Inc.	36,120	1,898,467
Syngenta AG, Sponsored ADR(a)	48,380	4,500,791
		9,569,402
COMMUNICATIONS EQUIPMENT (1.8%)
Cisco Systems, Inc.	126,952	4,325,255
DISTRIBUTORS (1.4%)
Genuine Parts Co.	36,818	3,387,992
DIVERSIFIED TELECOMMUNICATION SERVICES (2.9%)
BCE, Inc.	74,043	3,374,140
TELUS Corp.	109,462	3,642,895
		7,017,035
ELECTRICAL EQUIPMENT (1.3%)
Emerson Electric Co.	50,782	3,061,139
EQUITY REAL ESTATE INVESTMENT TRUSTS (3.2%)
Camden Property Trust	22,620	1,862,305
EPR Properties	41,243	2,998,778
LTC Properties, Inc.	58,843	2,815,049
		7,676,132

	Shares	Value
FOOD & STAPLES RETAILING (0.9%)
Wal-Mart Stores, Inc.	27,612	$2,075,870
FOOD PRODUCTS (1.4%)
General Mills, Inc.	59,915	3,445,712
HEALTH CARE EQUIPMENT & SUPPLIES (3.0%)
ResMed, Inc.	50,838	3,456,476
Smith & Nephew PLC, Sponsored ADR	114,890	3,818,943
		7,275,419
HEALTH CARE PROVIDERS & SERVICES (6.8%)
HealthSouth Corp.	74,940	3,514,686
Quest Diagnostics, Inc.	61,892	6,530,225
UnitedHealth Group, Inc.	36,773	6,430,862
		16,475,773
HOTELS, RESTAURANTS & LEISURE (6.8%)
Carnival PLC, Sponsored ADR	39,990	2,460,585
Dunkin’ Brands Group, Inc.	54,780	3,060,011
InterContinental Hotels Group PLC, Sponsored ADR	94,780	5,003,436
McDonald's Corp.	43,237	6,050,153
		16,574,185
HOUSEHOLD DURABLES (1.1%)
Tupperware Corp.	37,744	2,710,397
HOUSEHOLD PRODUCTS (1.9%)
Clorox Co.	14,803	1,979,013
Procter & Gamble Co.	30,120	2,630,380
		4,609,393
INDUSTRIAL CONGLOMERATES (2.1%)
3M Co.	26,008	5,093,147
INSURANCE (3.7%)
Manulife Financial Corp.	181,770	3,190,064
Prudential PLC, Sponsored ADR	127,767	5,671,577
		8,861,641
IT SERVICES (4.1%)
Automatic Data Processing, Inc.	51,319	5,362,322
International Business Machines Corp.	28,019	4,491,166
		9,853,488
MEDIA (1.3%)
WPP PLC, Sponsored ADR	30,516	3,268,264
MULTI-UTILITIES (2.4%)
National Grid PLC, Sponsored ADR	53,188	3,450,306
WEC Energy Group	39,960	2,418,379
		5,868,685
OIL, GAS & CONSUMABLE FUELS (5.8%)
Enbridge, Inc.	82,970	3,439,106
Pembina Pipeline Corp.	132,119	4,211,954
Phillips 66	37,787	3,006,334
Tesoro Corp.	43,090	3,434,704
		14,092,098

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2017

STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
PERSONAL PRODUCTS (2.6%)
Unilever NV, Sponsored NY Shares	119,210	$6,227,530
PROFESSIONAL SERVICES (2.1%)
RELX PLC, Sponsored ADR	242,893	4,976,877
ROAD & RAIL (1.4%)
Canadian National Railway Co.	46,368	3,351,943
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (7.2%)
Analog Devices, Inc.	50,370	3,838,194
Intel Corp.	125,720	4,544,778
QUALCOMM, Inc.	30,694	1,649,496
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	225,847	7,468,760
		17,501,228
SOFTWARE (2.8%)
Microsoft Corp.	98,422	6,737,970
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (3.0%)
Apple Computer, Inc.	50,999	7,326,006
TOTAL COMMON STOCKS (COST $199,005,080)		239,356,183

	Shares	Value
MONEY MARKET FUND (1.1%)
Federated Government Obligations Fund, Institutional Shares, 0.65%(b)	2,597,609	$2,597,609
TOTAL MONEY MARKET FUND (COST $2,597,609)		2,597,609
TOTAL INVESTMENTS (COST $201,602,689) 99.8%		241,953,792
OTHER ASSETS IN EXCESS OF LIABILITIES 0.2%		627,306
NET ASSETS 100.0%		$242,581,098
(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of April 30, 2017.

ADR – American Depositary Receipt

PLC – Public Limited Company

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES — April 30, 2017

	Steward Large Cap Enhanced Index Fund	Steward Small-Mid Cap Enhanced Index Fund	Steward International Enhanced Index Fund	Steward Select Bond Fund	Steward Global Equity Income Fund
Assets:
Investments, at value (cost $325,368,234, $166,854,021, $130,123,315, $157,056,891 and $201,602,689, respectively)	$366,024,407	$199,406,820	$132,211,843	$158,196,054	$241,953,792
Cash	—	472,340	—	—	1,022
Interest and dividend receivable	314,163	70,705	263,914	1,473,877	548,132
Receivable for investments sold	—	—	—	1,135	—
Receivable for capital shares issued	286,957	103,746	89,217	65,305	353,770
Reclaims receivable	—	—	5,436	—	—
Prepaid expenses and other assets	24,066	24,104	25,134	19,627	33,552
Total assets	366,649,593	200,077,715	132,595,544	159,755,998	242,890,268
Liabilities:
Payable for investments purchased	—	—	—	1,000,000	—
Payable for capital shares redeemed	169,633	236,800	8,142	40,253	125,133
Accrued expenses and other payables:
Investment advisory fees	44,241	24,107	32,397	32,521	58,697
Consulting fees	24,689	13,680	8,576	11,113	16,599
Compliance service fees	321	246	44	168	286
Administration fees	14,904	8,345	5,144	6,808	10,141
Distribution fees – Individual Class	9,673	14,036	3,627	2,219	12,235
Administrative services fees – Individual Class	8,259	11,452	2,944	1,817	9,917
Administrative services fees – Institutional Class	22,356	5,854	4,864	8,931	18,300
Fund accounting fees	16,854	9,394	6,007	7,626	11,377
Transfer agent fees	6,923	10,050	2,365	2,810	5,300
Custodian fees	4,088	2,103	1,483	1,802	3,090
Directors fees	1,258	662	438	563	910
Other accrued liabilities	44,076	23,505	17,302	22,606	37,185
Total liabilities	367,275	360,234	93,333	1,139,237	309,170
Net Assets	$366,282,318	$199,717,481	$132,502,211	$158,616,761	$242,581,098
Composition of Net Assets:
Capital (par value and paid-in surplus)	333,798,057	155,335,352	140,600,335	160,116,269	200,619,124
Accumulated undistributed net investment income	29,488	—	260,074	508,967	476,941
Accumulated net realized gain/(loss) from investment transactions	(8,201,400)	11,829,497	(10,446,710)	(3,147,638)	1,133,930
Unrealized appreciation from investments	40,656,173	32,552,632	2,088,512	1,139,163	40,351,103
Net Assets	$366,282,318	$199,717,481	$132,502,211	$158,616,761	$242,581,098
Individual Class
Net Assets	$47,052,213	$69,000,775	$17,922,267	$10,664,169	$60,864,697
Shares authorized	7,500,000	12,499,900	7,500,000	7,500,000	7,500,000
Shares issued and outstanding ($0.001 par value)	1,275,410	4,468,702	876,444	433,760	1,963,679
Net asset value, offering and redemption price per share	$36.89	$15.44	$20.45	$24.58	$31.00
Institutional Class
Net Assets	$319,230,105	$130,716,706	$114,579,944	$147,952,592	$181,716,401
Shares authorized	37,500,000	12,500,000	37,500,000	37,500,000	37,500,000
Shares issued and outstanding ($0.001 par value)	8,694,185	8,353,129	5,587,320	6,046,248	5,849,959
Net asset value, offering and redemption price per share	$36.72	$15.65	$20.51	$24.47	$31.06

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF OPERATIONS — For the Year Ended April 30, 2017

	Steward Large Cap Enhanced Index Fund	Steward Small-Mid Cap Enhanced Index Fund	Steward International Enhanced Index Fund	Steward Select Bond Fund	Steward Global Equity Income Fund
Investment Income:
Interest	$—	$65	$—	$4,070,462	$—
Dividend (net of foreign withholding tax of $0, $0, $220,107, $0 and $226,836, respectively)	6,327,434	2,308,509	3,524,455	14,515	5,748,516
Total investment income	6,327,434	2,308,574	3,524,455	4,084,977	5,748,516
Expenses:
Investment advisory fees	499,185	265,261	365,272	382,328	620,654
Consulting fees	289,109	153,575	105,783	132,955	179,539
Compliance service fees	21,464	11,944	7,913	9,721	14,039
Administration fees	175,039	92,973	64,050	80,502	108,695
Distribution fees – Individual Class	132,871	157,467	41,605	28,383	128,901
Administrative services fees – Individual Class	51,350	36,662	16,952	11,228	52,857
Administrative services fees – Institutional Class	55,808	14,864	13,643	24,743	38,857
Fund accounting fees	212,092	133,404	79,101	110,664	126,343
Transfer agent fees	73,976	116,000	27,624	32,215	49,599
Custodian fees	44,714	23,527	16,337	20,323	28,724
Directors fees	58,800	30,276	22,096	28,193	36,263
Professional fees	69,238	70,510	27,605	34,055	44,056
Printing fees	36,033	23,466	15,121	16,753	27,700
Miscellaneous fees	107,902	79,157	70,659	73,023	89,440
Total expenses	1,827,581	1,209,086	873,761	985,086	1,545,667
Net investment income	4,499,853	1,099,488	2,650,694	3,099,891	4,202,849
Realized and unrealized gain/(loss) from investments:
Net realized gain/(loss) from investment transactions	3,639,881	13,717,563	(422,661)	(592,204)	4,280,186
Net change in unrealized appreciation/ (depreciation) from investments	41,868,689	18,757,152	11,766,193	(1,769,554)	22,253,083
Net realized and unrealized gain/(loss) from investments	45,508,570	32,474,715	11,343,532	(2,361,758)	26,533,269
Change in net assets resulting from operations	$50,008,423	$33,574,203	$13,994,226	$738,133	$30,736,118

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD LARGE CAP ENHANCED INDEX FUND

	For the Year Ended April 30,
	2017	2016
Change in net assets from operations:
Net investment income	$4,499,853	$4,876,589
Net realized gain from investments	3,639,881	38,312,785
Net change in unrealized appreciation/(depreciation) from investments	41,868,689	(57,177,595)
Change in net assets resulting from operations	50,008,423	(13,988,221)
Distributions to shareholders from:
Net investment income:
Individual Class	(577,869)	(670,764)
Institutional Class	(3,780,550)	(4,156,712)
Net realized gains:
Individual Class	—	(5,951,298)
Institutional Class	—	(38,079,157)
In excess of net investment income:
Individual Class	—	(1,451,858)
Institutional Class	—	(9,289,656)
Change in net assets from shareholder distributions	(4,358,419)	(59,599,445)
Capital Transactions:
Individual Class
Proceeds from shares issued	$18,316,505	$29,410,642
Dividends reinvested	558,836	7,867,826
Cost of shares redeemed	(31,241,562)	(26,559,766)
Change in Individual Class from capital transactions	(12,366,221)	10,718,702
Institutional Class
Proceeds from shares issued	69,192,513	287,383,196
Dividends reinvested	3,703,760	51,108,655
Cost of shares redeemed	(45,350,877)	(224,718,284)
Cost of shares redeemed from redemptions in-kind	—	(89,097,137)
Change in Institutional Class from capital transactions	27,545,396	24,676,430
Change in net assets from capital transactions	$15,179,175	$35,395,132
Change in net assets	60,829,179	(38,192,534)
Net Assets:
Beginning of period	305,453,139	343,645,673
End of period	$366,282,318	$305,453,139
Accumulated undistributed net investment income	$29,488	$—
Share Transactions:
Individual Class
Issued	540,347	837,188
Reinvested	15,967	244,435
Redeemed	(898,149)	(769,348)
Change in Individual Class	(341,835)	312,275
Institutional Class
Issued	2,007,412	7,658,835
Reinvested	106,585	1,599,287
Redeemed	(1,318,934)	(6,639,098)
Redeemed from redemption in-kind	—	(2,287,475)
Change in Institutional Class	795,063	331,549

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	For the Year Ended April 30,
	2017	2016
Change in net assets from operations:
Net investment income	$1,099,488	$1,150,845
Net realized gain from investments	13,717,563	9,341,361
Net change in unrealized appreciation/(depreciation) from investments	18,757,152	(13,612,011)
Change in net assets resulting from operations	33,574,203	(3,119,805)
Distributions to shareholders from:
Net investment income:
Individual Class	(308,528)	(358,596)
Institutional Class	(847,768)	(868,334)
Net realized gains:
Individual Class	(1,943,712)	(5,878,589)
Institutional Class	(3,396,019)	(10,195,742)
Change in net assets from shareholder distributions	(6,496,027)	(17,301,261)
Capital Transactions:
Individual Class
Proceeds from shares issued	$14,007,189	$6,361,881
Dividends reinvested	2,135,172	5,866,615
Cost of shares redeemed	(12,082,225)	(9,418,002)
Change in Individual Class from capital transactions	4,060,136	2,810,494
Institutional Class
Proceeds from shares issued	27,875,689	20,337,778
Dividends reinvested	4,028,033	10,551,715
Cost of shares redeemed	(20,366,387)	(10,466,094)
Change in Institutional Class from capital transactions	11,537,335	20,423,399
Change in net assets from capital transactions	$15,597,471	$23,233,893
Change in net assets	42,675,647	2,812,827
Net Assets:
Beginning of period	157,041,834	154,229,007
End of period	$199,717,481	$157,041,834
Accumulated undistributed net investment income	$—	$—
Share Transactions:
Individual Class
Issued	966,187	461,000
Reinvested	141,811	457,374
Redeemed	(820,623)	(676,587)
Change in Individual Class	287,375	241,787
Institutional Class
Issued	1,886,665	1,446,808
Reinvested	264,942	811,924
Redeemed	(1,363,827)	(743,824)
Change in Institutional Class	787,780	1,514,908

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	For the Year Ended April 30,
	2017	2016
Change in net assets from operations:
Net investment income	$2,650,694	$3,954,381
Net realized loss from investments	(422,661)	(1,774,622)
Net change in unrealized appreciation/(depreciation) from investments	11,766,193	(22,851,260)
Change in net assets resulting from operations	13,994,226	(20,671,501)
Distributions to shareholders from:
Net investment income:
Individual Class	(320,253)	(482,061)
Institutional Class	(2,341,926)	(3,905,181)
Change in net assets from shareholder distributions	(2,662,179)	(4,387,242)
Capital Transactions:
Individual Class
Proceeds from shares issued	$3,546,543	$7,008,982
Dividends reinvested	314,856	477,265
Cost of shares redeemed	(3,760,949)	(4,545,754)
Change in Individual Class from capital transactions	100,450	2,940,493
Institutional Class
Proceeds from shares issued	17,478,991	26,594,060
Dividends reinvested	2,307,212	3,839,427
Cost of shares redeemed	(19,174,931)	(16,999,157)
Cost of shares redeemed from redemptions in-kind	—	(173,324,981)
Change in Institutional Class from capital transactions	611,272	(159,890,651)
Change in net assets from capital transactions	$711,722	$(156,950,158)
Change in net assets	12,043,769	(182,008,901)
Net Assets:
Beginning of period	120,458,442	302,467,343
End of period	$132,502,211	$120,458,442
Accumulated undistributed net investment income	$260,074	$270,233
Share Transactions:
Individual Class
Issued	183,011	386,849
Reinvested	17,109	23,885
Redeemed	(195,809)	(237,002)
Change in Individual Class	4,311	173,732
Institutional Class
Issued	896,296	1,425,048
Reinvested	124,658	192,231
Redeemed	(1,004,074)	(911,313)
Redeemed from redemption in-kind	—	(8,016,882)
Change in Institutional Class	16,880	(7,310,916)

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD SELECT BOND FUND

	For the Year Ended April 30,
	2017	2016
Change in net assets from operations:
Net investment income	$3,099,891	$3,215,585
Net realized loss from investments	(592,204)	(789,484)
Net change in unrealized appreciation/(depreciation) from investments	(1,769,554)	819,694
Change in net assets resulting from operations	738,133	3,245,795
Distributions to shareholders from:
Net investment income:
Individual Class	(202,334)	(252,426)
Institutional Class	(2,963,399)	(2,889,784)
Change in net assets from shareholder distributions	(3,165,733)	(3,142,210)
Capital Transactions:
Individual Class
Proceeds from shares issued	$1,166,006	$1,263,701
Dividends reinvested	201,988	251,919
Cost of shares redeemed	(2,236,810)	(4,997,647)
Change in Individual Class from capital transactions	(868,816)	(3,482,027)
Institutional Class
Proceeds from shares issued	20,189,593	10,058,911
Dividends reinvested	2,963,204	2,888,744
Cost of shares redeemed	(11,461,977)	(13,511,182)
Change in Institutional Class from capital transactions	11,690,820	(563,527)
Change in net assets from capital transactions	$10,822,004	$(4,045,554)
Change in net assets	8,394,404	(3,941,969)
Net Assets:
Beginning of period	150,222,357	154,164,326
End of period	$158,616,761	$150,222,357
Accumulated undistributed net investment income	$508,967	$420,474
Share Transactions:
Individual Class
Issued	47,145	51,144
Reinvested	8,198	10,236
Redeemed	(90,596)	(201,449)
Change in Individual Class	(35,253)	(140,069)
Institutional Class
Issued	823,320	409,051
Reinvested	120,919	117,946
Redeemed	(466,506)	(549,640)
Change in Institutional Class	477,733	(22,643)

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD GLOBAL EQUITY INCOME FUND

	For the Year Ended April 30,
	2017	2016
Change in net assets from operations:
Net investment income	$4,202,849	$3,964,372
Net realized gain from investments	4,280,186	8,145,447
Net change in unrealized appreciation/(depreciation) from investments	22,253,083	(6,583,492)
Change in net assets resulting from operations	30,736,118	5,526,327
Distributions to shareholders from:
Net investment income:
Individual Class	(964,271)	(612,441)
Institutional Class	(3,279,800)	(3,314,709)
Net realized gains:
Individual Class	(2,423,090)	(1,643,522)
Institutional Class	(7,006,702)	(7,252,713)
Change in net assets from shareholder distributions	(13,673,863)	(12,823,385)
Capital Transactions:
Individual Class
Proceeds from shares issued	$39,201,645	$19,823,420
Dividends reinvested	3,369,654	2,223,057
Cost of shares redeemed	(26,128,008)	(8,453,651)
Change in Individual Class from capital transactions	16,443,291	13,592,826
Institutional Class
Proceeds from shares issued	58,061,813	9,021,612
Dividends reinvested	10,281,420	10,566,401
Cost of shares redeemed	(33,601,751)	(19,532,522)
Change in Institutional Class from capital transactions	34,741,482	55,491
Change in net assets from capital transactions	$51,184,773	$13,648,317
Change in net assets	68,247,028	6,351,259
Net Assets:
Beginning of period	174,334,070	167,982,811
End of period	$242,581,098	$174,334,070
Accumulated undistributed net investment income	$476,941	$510,230
Share Transactions:
Individual Class
Issued	1,319,810	700,651
Reinvested	114,947	79,912
Redeemed	(872,833)	(298,696)
Change in Individual Class	561,924	481,867
Institutional Class
Issued	1,945,891	314,933
Reinvested	349,991	378,803
Redeemed	(1,106,347)	(685,329)
Change in Institutional Class	1,189,535	8,407

See notes to financial statements.

(This page intentionally left blank.)

STEWARD FUNDS
FINANCIAL HIGHLIGHTS

The following table sets forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the period indicated.

		Investment Operations:
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains/ (Losses) from Investments	Total from Investment Operations
Steward Large Cap Enhanced Index Fund
Individual Class
Year ended April 30, 2017	$32.25	$0.39		$4.63	$5.02
Year ended April 30, 2016	38.89	0.46		(1.31)	(0.85)
Year ended April 30, 2015	37.46	0.36		3.86	4.22
Year ended April 30, 2014	32.87	0.34		7.29	7.63
Year ended April 30, 2013	28.71	0.32		4.57	4.89
Institutional Class
Year ended April 30, 2017	32.07	0.48		4.63	5.11
Year ended April 30, 2016	38.70	0.62		(1.34)	(0.72)
Year ended April 30, 2015	37.30	0.47		3.86	4.33
Year ended April 30, 2014	32.73	0.48		7.24	7.72
Year ended April 30, 2013	28.58	0.42		4.56	4.98
Steward Small-Mid Cap Enhanced Index Fund
Individual Class
Year ended April 30, 2017	13.26	0.06		2.64	2.70
Year ended April 30, 2016	15.33	0.08		(0.51)	(0.43)
Year ended April 30, 2015	16.04	0.08		1.41	1.49
Year ended April 30, 2014	14.18	0.07		3.03	3.10
Year ended April 30, 2013	13.15	0.08		1.94	2.02
Institutional Class
Year ended April 30, 2017	13.43	0.11		2.67	2.78
Year ended April 30, 2016	15.51	0.12		(0.52)	(0.40)
Year ended April 30, 2015	16.20	0.12		1.43	1.55
Year ended April 30, 2014	14.30	0.11		3.07	3.18
Year ended April 30, 2013	13.25	0.11		1.95	2.06
Steward International Enhanced Index Fund
Individual Class
Year ended April 30, 2017	18.65	0.36		1.81	2.17
Year ended April 30, 2016	22.22	0.40	(b)	(3.27)	(2.87)
Year ended April 30, 2015	23.06	0.41		(0.71)	(0.30)
Year ended April 30, 2014	21.96	0.67		0.96	1.63
Year ended April 30, 2013	20.85	0.46		1.09	1.55
Institutional Class
Year ended April 30, 2017	18.70	0.43		1.81	2.24
Year ended April 30, 2016	22.28	0.57	(b)	(3.38)	(2.81)
Year ended April 30, 2015	23.11	0.44		(0.65)	(0.21)
Year ended April 30, 2014	22.01	0.74		0.97	1.71
Year ended April 30, 2013	20.89	0.53		1.10	1.63
Steward Select Bond Fund
Individual Class
Year ended April 30, 2017	24.99	0.43		(0.40)	0.03
Year ended April 30, 2016	24.97	0.46		—	0.46
Year ended April 30, 2015	24.72	0.46		0.25	0.71
Year ended April 30, 2014	25.62	0.43		(0.85)	(0.42)
Year ended April 30, 2013	25.47	0.50		0.26	0.76
Institutional Class
Year ended April 30, 2017	24.87	0.51		(0.39)	0.12
Year ended April 30, 2016	24.85	0.53		0.01	0.54
Year ended April 30, 2015	24.61	0.54		0.25	0.79
Year ended April 30, 2014	25.49	0.53		(0.85)	(0.32)
Year ended April 30, 2013	25.34	0.59		0.26	0.85
Steward Global Equity Income Fund
Individual Class
Year ended April 30, 2017	28.72	0.51		3.72	4.23
Year ended April 30, 2016	30.11	0.60		0.18	0.78
Year ended April 30, 2015	29.82	0.63		1.32	1.95
Year ended April 30, 2014	27.24	0.65		2.60	3.25
Year ended April 30, 2013	25.07	0.61		2.17	2.78
Institutional Class
Year ended April 30, 2017	28.77	0.63		3.70	4.33
Year ended April 30, 2016	30.16	0.71		0.16	0.87
Year ended April 30, 2015	29.86	0.75		1.32	2.07
Year ended April 30, 2014	27.27	0.77		2.58	3.35
Year ended April 30, 2013	25.09	0.69		2.18	2.87
(a)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b)	Calculated based on average shares outstanding.
(c)	Excludes the value of portfolio securities delivered as a result of a redemption in-kind.

Amounts designated as “—” are $0 or have been rounded to $0.

See notes to financial statements.

	Distributions:							Ratios/Supplementary Data:
	Net Investment Income	Net Realized (Losses) from Investments	In Excess of Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate(a)
Steward Large Cap Enhanced Index Fund
Individual Class
Year ended April 30, 2017	$(0.38)	$—	$—	$(0.38)	$36.89	15.63%	$47,052	0.82%	1.10%	25%
Year ended April 30, 2016	(0.49)	(4.26)	(1.04)	(5.79)	32.25	(2.01)%	52,151	0.82%	1.30%	91	%(c)
Year ended April 30, 2015	(0.34)	(2.45)	—	(2.79)	38.89	11.35%	50,747	0.86%	0.97%	33%
Year ended April 30, 2014	(0.34)	(2.70)	—	(3.04)	37.46	23.68%	34,116	0.90%	0.96%	30%
Year ended April 30, 2013	(0.32)	(0.41)	—	(0.73)	32.87	17.38%	20,872	0.91%	1.08%	26%
Institutional Class
Year ended April 30, 2017	(0.46)	—	—	(0.46)	36.72	16.02%	319,230	0.50%	1.40%	25%
Year ended April 30, 2016	(0.61)	(4.26)	(1.04)	(5.91)	32.07	(1.67)%	253,302	0.48%	1.66%	91	%(c)
Year ended April 30, 2015	(0.48)	(2.45)	—	(2.93)	38.70	11.71%	292,898	0.50%	1.30%	33%
Year ended April 30, 2014	(0.45)	(2.70)	—	(3.15)	37.30	24.11%	175,616	0.54%	1.33%	30%
Year ended April 30, 2013	(0.42)	(0.41)	—	(0.83)	32.73	17.82%	163,450	0.56%	1.43%	26%
Steward Small-Mid Cap Enhanced Index Fund
Individual Class
Year ended April 30, 2017	(0.07)	(0.45)	—	(0.52)	15.44	20.44%	69,001	0.87%	0.43%	36%
Year ended April 30, 2016	(0.09)	(1.55)	—	(1.64)	13.26	(2.39)%	55,445	0.85%	0.59%	33%
Year ended April 30, 2015	(0.08)	(2.12)	—	(2.20)	15.33	9.85%	60,408	0.84%	0.50%	37%
Year ended April 30, 2014	(0.06)	(1.18)	—	(1.24)	16.04	22.02%	55,516	0.90%	0.42%	29%
Year ended April 30, 2013	(0.10)	(0.89)	—	(0.99)	14.18	16.23%	47,456	0.93%	0.58%	25%
Institutional Class
Year ended April 30, 2017	(0.11)	(0.45)	—	(0.56)	15.65	20.80%	130,717	0.58%	0.72%	36%
Year ended April 30, 2016	(0.13)	(1.55)	—	(1.68)	13.43	(2.15)%	101,597	0.57%	0.87%	33%
Year ended April 30, 2015	(0.12)	(2.12)	—	(2.24)	15.51	10.19%	93,821	0.56%	0.78%	37%
Year ended April 30, 2014	(0.11)	(1.18)	—	(1.28)	16.20	22.43%	70,629	0.62%	0.70%	29%
Year ended April 30, 2013	(0.12)	(0.89)	—	(1.01)	14.30	16.49%	62,166	0.66%	0.85%	25%
Steward International Enhanced Index Fund
Individual Class
Year ended April 30, 2017	(0.37)	—	—	(0.37)	20.45	11.85%	17,922	1.01%	1.88%	16%
Year ended April 30, 2016	(0.70)	—	—	(0.70)	18.65	(13.10)%	16,268	1.00%	2.14%	11	%(c)
Year ended April 30, 2015	(0.54)	—	—	(0.54)	22.22	(1.41)%	15,520	1.02%	1.84%	12%
Year ended April 30, 2014	(0.53)	—	—	(0.53)	23.06	7.69%	14,985	1.08%	3.09%	11%
Year ended April 30, 2013	(0.44)	—	—	(0.44)	21.96	7.65%	11,294	1.07%	2.21%	15%
Institutional Class
Year ended April 30, 2017	(0.43)	—	—	(0.43)	20.51	12.24%	114,580	0.67%	2.22%	16%
Year ended April 30, 2016	(0.77)	—	—	(0.77)	18.70	(12.82)%	104,190	0.65%	2.93%	11	%(c)
Year ended April 30, 2015	(0.62)	—	—	(0.62)	22.28	(1.01)%	286,947	0.64%	1.95%	12%
Year ended April 30, 2014	(0.61)	—	—	(0.61)	23.11	8.02%	99,665	0.73%	3.40%	11%
Year ended April 30, 2013	(0.51)	—	—	(0.51)	22.01	8.05%	87,365	0.72%	2.57%	15%
Steward Select Bond Fund
Individual Class
Year ended April 30, 2017	(0.44)	—	—	(0.44)	24.58	0.11%	10,664	0.95%	1.71%	18%
Year ended April 30, 2016	(0.44)	—	—	(0.44)	24.99	1.87%	11,719	0.95%	1.80%	11%
Year ended April 30, 2015	(0.46)	—	—	(0.46)	24.97	2.92%	15,208	0.96%	1.83%	13%
Year ended April 30, 2014	(0.48)	—	—	(0.48)	24.72	(1.60)%	13,247	1.01%	1.78%	13%
Year ended April 30, 2013	(0.61)	—	—	(0.61)	25.62	3.02%	11,592	1.02%	1.96%	29%
Institutional Class
Year ended April 30, 2017	(0.52)	—	—	(0.52)	24.47	0.50%	147,953	0.61%	2.05%	18%
Year ended April 30, 2016	(0.52)	—	—	(0.52)	24.87	2.22%	138,503	0.60%	2.16%	11%
Year ended April 30, 2015	(0.55)	—	—	(0.55)	24.85	3.26%	138,956	0.62%	2.19%	13%
Year ended April 30, 2014	(0.56)	—	—	(0.56)	24.61	(1.20)%	132,573	0.66%	2.14%	13%
Year ended April 30, 2013	(0.70)	—	—	(0.70)	25.49	3.39%	129,117	0.67%	2.32%	29%
Steward Global Equity Income Fund
Individual Class
Year ended April 30, 2017	(0.56)	(1.39)	—	(1.95)	31.00	15.22%	60,865	0.99%	1.78%	48%
Year ended April 30, 2016	(0.62)	(1.55)	—	(2.17)	28.72	2.94%	40,254	0.98%	2.12%	54%
Year ended April 30, 2015	(0.62)	(1.04)	—	(1.66)	30.11	6.57%	27,698	1.01%	2.11%	48%
Year ended April 30, 2014	(0.67)	—	—	(0.67)	29.82	12.16%	21,741	1.06%	2.36%	40%
Year ended April 30, 2013	(0.61)	—	—	(0.61)	27.24	11.40%	16,041	1.04%	2.45%	41%
Institutional Class
Year ended April 30, 2017	(0.65)	(1.39)	—	(2.04)	31.06	15.58%	181,716	0.66%	2.11%	48%
Year ended April 30, 2016	(0.71)	(1.55)	—	(2.26)	28.77	3.26%	134,080	0.64%	2.47%	54%
Year ended April 30, 2015	(0.73)	(1.04)	—	(1.77)	30.16	6.97%	140,285	0.66%	2.46%	48%
Year ended April 30, 2014	(0.76)	—	—	(0.76)	29.86	12.55%	133,017	0.71%	2.74%	40%
Year ended April 30, 2013	(0.69)	—	—	(0.69)	27.27	11.80%	124,651	0.69%	2.80%	41%

See notes to financial statements.

STEWARD FUNDS
NOTES TO FINANCIAL STATEMENTS — April 30, 2017

Note 1 — Organization:

The Steward Funds, Inc. (the “Funds”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, (the “Act”), as a diversified open-end management investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.” Effective February 14, 2017, the Steward Small-Mid Cap Enhanced Index Fund, which was a series of Capstone Series Fund, Inc., a Maryland corporation, reorganized with and into a corresponding series of the Funds (“Reorganization”). The series of the Funds into which the Steward Small-Mid Cap Enhanced Index Fund reorganized had no assets, liabilities, or operations prior to the Reorganization. Upon completion of the Reorganization, the respective share classes of the Steward Small-Mid Cap Enhanced Index Fund as part of the Steward Funds, assumed the performance, financial and other historical information of those of the predecessor series within the Capstone Series Fund, Inc. As of April 30, 2017, the Funds are composed of five separate operational funds, each a series of the Funds. The accompanying financial statements are presented for the following five funds (individually a “Fund”, collectively the “Funds”) of the Funds:

Steward Large Cap Enhanced Index Fund
Steward Small-Mid Cap Enhanced Index Fund
Steward International Enhanced Index Fund
Steward Select Bond Fund
Steward Global Equity Income Fund

Each Fund currently offers two Classes of shares (“Individual Class” and “Institutional Class”). Each Class of shares has equal rights as to earnings, assets and voting privileges, except that the Individual Class bears expenses under a Service and Distribution Plan. Each Class of shares has exclusive voting rights with respect to matters that affect just that Class or on which the interests of the Class differ from the interests of the other Class. Income and realized and unrealized gains and losses on investments are allocated to each Class of shares based on its relative net assets.

Note 2 — Investment Objectives:

Steward Large Cap Enhanced Index Fund seeks to provide long-term capital appreciation. The Fund invests primarily in common stocks of large capitalization companies that represent a broad spectrum of the United States economy and allocates selectively between growth and value-type securities. As of April 30, 2017, stocks with market capitalizations between $3.6 billion and $753.7 billion are considered to be large capitalization stocks.

Steward Small-Mid Cap Enhanced Index Fund seeks to provide long-term capital appreciation. The Fund invests primarily in common stocks of small and medium capitalization companies that represent a broad spectrum of the United States economy and allocates selectively between growth and value-type securities. As of April 30, 2017, stocks with market capitalizations between $41 million and $14.3 billion are considered to be small to medium capitalization stocks.

Steward International Enhanced Index Fund seeks to provide long-term capital appreciation. The Fund invests primarily in American Depository Receipts (“ADRs”) representing securities of companies located or domiciled outside of the United States, with selective allocation between equity securities of developed market companies and emerging market companies.

Steward Select Bond Fund seeks to provide high current income with capital appreciation. The Fund invests primarily in fixed income investments such as corporate bonds, mortgage-backed securities and government and agency bonds and notes.

Steward Global Equity Income Fund seeks to provide current income along with growth of capital. The Fund invests primarily in dividend-paying common stocks of large, medium and small capitalization companies that represent a broad spectrum of the global economy. The Fund’s non-U.S. investments will be primarily in the form of ADRs.

In pursuing their investment objectives, the Funds apply a comprehensive set of cultural value screens to all of their portfolio investments.

Note 3 — Significant Accounting Policies:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds.

Portfolio Valuation:  Fund investments are recorded at fair value. In determining fair value, the Funds use various valuation approaches. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of the close of trading. Equity securities traded on NASDAQ Stock Market, Inc. (“NASDAQ”) use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities, including corporate bonds and U.S. government agency, mortgage-backed, and treasury obligations, with a remaining maturity of sixty days or more are valued using market prices, if available, or a pricing service when such prices are believed to reflect fair value. Factors considered by pricing services include market characteristics such as benchmark yield curves, options adjusted spreads, credit spreads and fundamental analytical data related to the issuer. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates fair value. Money market funds are valued at net asset value per share. All other securities and securities with no readily determinable market values are valued at their fair value in accordance with policies and procedures adopted by the Funds’ Board of Directors (the “Board”).

GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 — Quoted prices in active markets for identical securities and net asset values for open-end mutual funds and money market funds.

Level 2 — Other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks).

Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Pursuant to these valuation policies, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy, except that U.S. Treasury debt securities may be categorized as Level 1. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

For the year ended April 30, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following table presents information about the Funds’ assets measured at fair value as of April 30, 2017:

	Investments in Securities
Fund Name	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Significant Unobservable Inputs	Total
Steward Large Cap Enhanced Index Fund
Security Type
Common Stocks*	$361,992,597	$—	$—	$361,992,597
Rights*	—	—	—	—
Money Market Fund	4,031,810	—	—	4,031,810
Total	$366,024,407	$—	$—	$366,024,407
Steward Small-Mid Cap Enhanced Index Fund
Security Type
Common Stocks*	$196,908,300	$—	$—	$196,908,300
Money Market Fund	2,498,520	—	—	2,498,520
Total	$199,406,820	$—	$—	$199,406,820
Steward International Enhanced Index Fund
Security Type
Common Stocks*	$131,163,785	$—	$—	$131,163,785
Money Market Fund	1,048,058	—	—	1,048,058
Total	$132,211,843	$—	$—	$132,211,843
Steward Select Bond Fund
Security Type
Corporate Bonds*	$—	$102,668,971	$—	$102,668,971
Municipal Bonds	—	642,753	—	642,753
U.S. Government Agencies	—	14,731,871	—	14,731,871
U.S. Government Agency Mortgage-Backed Obligations	—	5,589,332	—	5,589,332
U.S. Treasury Obligations	27,366,678	1,011,088	—	28,377,766
Money Market Fund	6,185,361	—	—	6,185,361
Total	$33,552,039	$124,644,015	$—	$158,196,054
Steward Global Equity Income Fund
Security Type
Common Stocks*	$239,356,183	$—	$—	$239,356,183
Money Market Fund	2,597,609	—	—	2,597,609
Total	$241,953,792	$—	$—	$241,953,792
*	Please refer to the Schedule of Portfolio Investments to view common stocks, corporate bonds, and rights segregated by industry type.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Steward Select Bond Fund
Balance as of May 1, 2016	$669,485
Accrued Accretion/(Amortization)	—
Change in Unrealized Appreciation/(Depreciation)	908,166
Realized Gain/(Loss)	(1,144,339)
Gross Restructures	—
Gross Sales and Paydowns	(433,312)
Transfers In/(Out) of Level 3	—
Balance as of April 30, 2017	$—

The Funds recognize transfers between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of April 30, 2017, from those used on April 30, 2016.

Securities Transactions and Investment Income:  Portfolio security transactions are recorded on trade date. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Debt obligations may be placed in non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful as identified by the Adviser as part of the valuation process. The treatment of such interest income may be different for federal income tax purposes. Dividend income is recorded on the ex-dividend date, or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholdings taxes, which are accrued as applicable, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.

Dividends and Distributions to Shareholders:  Dividends from net investment income, if any, of all Funds are declared and paid quarterly. For all Funds, all net realized long-term or short-term capital gains, if any, will be declared and distributed at least annually.

Income dividends and capital gains distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income, gains and losses on various investment securities held by the Funds, timing differences in the recognition of income, gains and losses and differing characterizations of distributions made by the Funds. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

Federal Income Taxes:  The Funds intend to qualify as regulated investment companies under Sub-Chapter M of the Internal Revenue Code and accordingly, will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

As of and during the year ended April 30, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties. For all open tax-years, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Further, management of the Funds is not aware of any tax positions for which it is reasonably possible that the total amounts of any unrecognized tax benefits will significantly change over the next fiscal year.

Allocation of Expenses:  Expenses directly attributable to a Fund or Class are charged directly to that Fund or Class, while expenses that are attributable to more than one Fund or Class are allocated among the respective Funds and their Classes based upon relative net assets or some other reasonable method as determined by the Board.

Foreign Securities:  Investments in securities of issuers in foreign countries involves risks not associated with domestic investments. These risks include, but are not limited to: (1) political and financial instability; (2) currency exchange rate fluctuations; (3) greater price volatility and less liquidity in particular securities and in certain foreign markets; (4) lack of uniform accounting, auditing and financial reporting standards; (5) less government regulation and supervision of some foreign stock exchanges, brokers and listed companies; (6) delays in transaction settlement in certain foreign markets; and (7) less availability of information. Securities of issuers in emerging and developing countries raise additional risks relative to investments in developed country issuers, including exposure to less mature and diversified economies and to less stable market and political systems, as well as to possible currency transfer restrictions, delays and disruptions in settlement of transactions, and higher volatility than found in developed countries.

Affiliated Securities Transactions:  Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in securities transactions with affiliated investment companies and advisory accounts managed by Capstone Asset Management Company (“CAMCO” or the “Adviser”). Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended April 30, 2017, the Funds did not engage in any Rule 17a-7 transactions under the 1940 Act.

Note 4 — Investment Advisory and Other Agreements:

CAMCO, a wholly-owned subsidiary of Capstone Financial Services, Inc. (“CFS”), serves as investment adviser to the Funds. CAMCO provides investment advisory services to one other investment company, pension and profit sharing accounts, corporations and individuals. Subject to the authority of the Board, the Adviser provides the Funds with continuous investment advisory services in accordance with an investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Funds. CAMCO receives compensation for its services as investment adviser. The fee is accrued daily and paid monthly based on each Fund’s average daily net assets. Pursuant to the terms of the investment advisory agreement, CAMCO has full discretion to manage the assets of the Funds in accordance with its investment objectives.

As compensation for its services as investment adviser, the Funds pay CAMCO, on a monthly basis, an investment advisory fee calculated daily, based on the average daily net assets of the Funds, at the following annual rates:

Steward Large Cap Enhanced Index Fund

—	0.15% on the first $500 million;
—	0.125% on the next $500 million; and
—	0.10% in excess of $1 billion

Steward Small-Mid Cap Enhanced Index Fund

—	0.15% on the first $500 million;
—	0.125% on the next $500 million; and
—	0.10% in excess of $1 billion

Steward International Enhanced Index Fund

—	0.30% on the first $500 million;
—	0.25% on the next $500 million; and
—	0.20% in excess of $1 billion

Steward Select Bond Fund

—	0.25% on the first $500 million;
—	0.20% on the next $500 million; and
—	0.175% in excess of $1 billion

Steward Global Equity Income Fund

—	0.30% on the first $500 million;
—	0.25% on the next $500 million; and
—	0.20% in excess of $1 billion

CFS Consulting Services, LLC (“CCS”), an affiliate of CAMCO and a wholly-owned subsidiary of CFS, serves as administrator for the Funds. For its services as administrator, CCS receives a monthly fee from the Funds calculated at the annual rate of 0.075% on the first $500 million of the Funds’ aggregate average daily net assets. The rate declines to 0.03% of the Funds’ aggregate average daily net assets in excess of $500 million.

CCS also serves as a consultant to the Funds with respect to socially responsible investment policies. CCS receives its consulting fee monthly, based on the annual average aggregate daily net assets of the Funds as follows:

First	$500,000,000	0.08%
Next	$500,000,000	0.05%
Over	$1,000,000,000	0.02%

CCS, pursuant to a Compliance Services Agreement, provides certain compliance services for the Funds and the Board. The Funds pay CCS a monthly fee based on the annual average daily net assets of the Funds as follows for compliance services:

First	$500,000,000	0.025%
Next	$500,000,000	0.020%
Over	$1,000,000,000	0.015%

Pursuant to the Class Action and Fair Fund Services Agreement, effective January 12, 2012, CCS receives a fee of 3% of net amounts received by the Funds from a Class Action settlement and 6% of amounts received by the Funds from a Fair Fund settlement, as defined in the agreement.

Cipperman Compliance Services, LLC (“Cipperman”) provides regulatory compliance supervisory services for the Funds pursuant to a Compliance Services Agreement effective April 1, 2016. In accordance with this agreement, Cipperman also designates a member of its staff, who has been approved by the Board, to serve as the Chief Compliance Officer (“CCO”) for the Funds in accordance with applicable law. Cipperman’s fee for “Base Services” described in the agreement is $5,000 per month. From April 1, 2016 through September 30, 2016 the Funds paid Cipperman five-sixths of this amount allocated among the Funds based on their relative net asset value at the end of each calendar month. Through September 30, 2016, this agreement covered the five Steward Funds plus one additional investment company. Effective October 1, 2016 the additional investment company is no longer covered by this agreement. Thus, from October 1, 2016, forward, the full expense will be borne by the Funds and will be allocated among the Funds based on their relative net asset values at the end of each calendar month, as determined and computed in accordance with the description of the method of determination of net asset value contained in the current prospectus and statement of additional information for each Fund as in effect from time to time under the Securities Act of 1933. Additional fees may be charged for “additional services” or in the event any of the Funds were to engage an adviser or sub-adviser other than CAMCO. Such fees, if incurred, will be allocated to or among the Funds in a manner deemed fair and reasonable by the Board.

Richard Nunn, who served as the Funds’ CCO prior to April 1, 2016, will, effective April 1, 2016, provide consultation services with respect to regulatory compliance for the Funds pursuant to one or more “Statements of Work” under a one-year agreement that will automatically renew annually unless terminated by a party on at least thirty (30) days’ written notice. Under the terms of the agreement, the agreement will automatically terminate without additional notice to either party if the parties do not work together pursuant to an executed Statement of Work during any consecutive twelve month period. The April 1, 2016 Statement of Work covers six months of service to the Funds. Of the fees payable under this Statement of Work, $6,250, plus any applicable reasonable out-of-pocket travel expenses, will be borne by the Funds and will be allocated among them in the same manner as the fees under the Cipperman agreement. It is not clear whether there will be additional Statements of Work. No further Statements of Work have been issued associated with this agreement. It is expected that this agreement will automatically terminate October 1, 2017.

Capstone Asset Planning Company (“CAPCO”) serves as the Distributor of the Funds’ shares. CAPCO is an affiliate of CAMCO, and both are wholly-owned subsidiaries of CFS.

Each of the Funds has adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act whereby the assets of each Fund’s Individual Class shares are used to compensate CAPCO for costs and expenses incurred in connection with the distribution, marketing and servicing of each Fund’s Individual Class shareholders. Distribution and marketing expenses include, among other things, printing of prospectuses for prospective investors, advertising literature, and costs of personnel involved with the promotion and distribution of shares. Under the Plan, the Funds pay CAPCO an amount computed monthly at an annual rate of 0.25% of each Fund’s Individual Class average daily net assets (including reinvested dividends paid with respect to those assets). Of this amount, CAPCO may allocate to securities dealers, (which may include CAPCO itself) and other financial institutions and organizations (collectively “Service Organizations”) amounts based on the particular Fund’s average net assets owned by stockholders for whom the Service Organizations have a servicing relationship.

The Administrative Services Plan provides that each Fund, out of assets attributable to its Individual Class and Institutional Class shares, shall compensate CAPCO to cover the costs of payments to certain third-party shareholder service providers related to the administration of group accounts in which the Fund’s shareholders participate. The amount of such payments may not exceed, on an annual basis, 0.10% of the average daily net assets of the Individual Class shares or Institutional Class shares, respectively, of each Fund. For Individual Class shares, this fee is in addition to fees payable under the Service and Distribution Plan. Institutional Class shares are not subject to the Service and Distribution Plan.

Certain officers and directors of the Funds are also officers and/or directors of CAMCO, CAPCO and CCS.

Citi Fund Services Ohio, Inc. (“Citi Ohio”) serves as the Funds’ fund accountant. Under the terms of the Master Service Agreement, Citi Ohio will be paid annual class fees which shall apply to each additional class of shares of each Fund that has more than a single share class, and is entitled to receive a monthly fee from each Fund calculated at the annual rate of 0.07% on the first $500 million of the Funds’ aggregate average daily net assets. The rate then declines to 0.06% on the next $150 million of aggregate average daily net assets, and to 0.05% on the next $100 million of aggregate average daily assets, and to 0.04% on aggregate average daily net assets thereafter. Under a transfer agency agreement assigned from Citi Ohio, FIS Investor Services LLC serves as the Funds’ transfer agent and is paid annual class and per account fees. These fees are allocated among the Funds based on their relative daily net assets.

Note 5 — Purchases and Sales of Securities:

Purchases and sales of portfolio securities (excluding short-term securities and U.S. government securities) for the year ended April 30, 2017, were as follows:

Fund	Purchases	Sales
Steward Large Cap Enhanced Index Fund	$95,031,965	$81,696,786
Steward Small-Mid Cap Enhanced Index Fund	72,643,912	63,080,708
Steward International Enhanced Index Fund	19,202,334	18,921,349
Steward Select Bond Fund	32,291,111	21,302,272
Steward Global Equity Income Fund	139,397,708	98,410,401

Purchases and sales of U.S. government securities for the year ended April 30, 2017, were as follows:

Fund	Purchases	Sales
Steward Select Bond Fund	$8,990,108	$5,720,259

Note 6 – Federal Income Tax Information:

As of April 30, 2017, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Steward Large Cap Enhanced Index Fund	$331,842,818	$49,287,672	$(15,106,083)	$34,181,589
Steward Small-Mid Cap Enhanced Index Fund	167,277,471	42,672,816	(10,543,467)	32,129,349
Steward International Enhanced Index Fund	131,427,924	12,371,236	(11,587,317)	783,919
Steward Select Bond Fund	157,056,891	2,209,696	(1,070,533)	1,139,163
Steward Global Equity Income Fund	202,016,474	41,678,997	(1,741,679)	39,937,318

The differences between book-basis and tax-basis unrealized appreciation/depreciation are primarily attributable to tax deferral of losses on wash sales, adjustments to income on certain securities and other temporary differences.

The tax character of distributions paid during the fiscal year ended April 30, 2017, were as follows:

	Distributions paid from
Fund	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	In Excess of Net Investment Income	Total Distributions Paid
Steward Large Cap Enhanced Index Fund	$4,358,419	$—	$4,358,419	$—	$4,358,419
Steward Small-Mid Cap Enhanced Index Fund	1,156,296	5,339,731	6,496,027	—	6,496,027
Steward International Enhanced Index Fund	2,662,179	—	2,662,179	—	2,662,179
Steward Select Bond Fund	3,165,733	—	3,165,733	—	3,165,733
Steward Global Equity Income Fund	4,244,071	9,429,792	13,673,863	—	13,673,863

The tax character of distributions paid during the fiscal year ended April 30, 2016, were as follows:

	Distributions paid from		Total Taxable Distributions	In Excess of Net Investment Income	Total Distributions Paid
Fund	Ordinary Income	Net Long Term Capital Gains
Steward Large Cap Enhanced Index Fund	$7,318,999	$41,538,932	$48,857,931	$10,741,514	$59,599,445
Steward Small-Mid Cap Enhanced Index Fund	2,091,167	15,210,094	17,301,261	—	17,301,261
Steward International Enhanced Index Fund	4,387,242	—	4,387,242	—	4,387,242
Steward Select Bond Fund	3,142,210	—	3,142,210	—	3,142,210
Steward Global Equity Income Fund	4,257,750	8,565,635	12,823,385	—	12,823,385

As of April 30, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Steward Large Cap Enhanced Index Fund	$29,488	$—	$29,488	$(1,726,816)	$34,181,589	$32,484,261
Steward Small-Mid Cap Enhanced Index Fund	2,444,888	9,808,059	12,252,947	—	32,129,182	44,382,129
Steward International Enhanced Index Fund	404,519	—	404,519	(9,286,548)	783,905	(8,098,124)
Steward Select Bond Fund	508,967	—	508,967	(3,147,638)	1,139,163	(1,499,508)
Steward Global Equity Income Fund	687,765	1,336,891	2,024,656	—	39,937,318	41,961,974

As of the end of their tax year ended April 30, 2017, the following Funds have capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short term or long term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Funds until any applicable CLCF has been offset or expires.

CLCFs subject to expiration:

Fund	Expires 2017	Expires 2018	Expires 2019	Total
Steward Large Cap Enhanced Index Fund	$—	$—	$—	$—
Steward Small-Mid Cap Enhanced Index Fund	—	—	—	—
Steward International Enhanced Index Fund	—	1,340,263	7,312,628	8,652,891
Steward Select Bond Fund	—	468,259	760,671	1,228,930
Steward Global Equity Income Fund	—	—	—	—

CLCFs not subject to expiration:

Fund	Short-Term Amount	Long-Term Amount	Total
Steward Large Cap Enhanced Index Fund	$1,517,209	$209,607	$1,726,816
Steward Small-Mid Cap Enhanced Index Fund	—	—	—
Steward International Enhanced Index Fund	490,580	133,487	624,067
Steward Select Bond Fund	—	698,668	698,668
Steward Global Equity Income Fund	—	—	—

During the year ended April 30, 2017, the Steward Select Bond Fund utilized $473,501 of CLCFs.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal period may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post-October capital losses, which will be treated as arising on the first business day of the fiscal year ending April 30, 2018:

Fund	Post-October Loss
Steward Large Cap Enhanced Index Fund	$—
Steward Small-Mid Cap Enhanced Index Fund	—
Steward International Enhanced Index Fund	9,590
Steward Select Bond Fund	1,220,040
Steward Global Equity Income Fund	—

Note 7 — Reclassifications:

In accordance with GAAP, the Funds have made reclassifications among their capital accounts. These reclassifications are intended to adjust the components of the Funds’ net assets to reflect the tax character of permanent book/tax differences and have no impact on the net assets or the net asset value of the Funds. As of April 30, 2017, the Funds made reclassifications to increase or (decrease) the components of the net assets detailed below:

Fund	Accumulated Undistributed Net Investment Income	Accumulated Net Realized Gain/(Loss) on Investment Transactions	Capital
Steward Large Cap Enhanced Index Fund	$(111,946)	$111,945	$1
Steward Small-Mid Cap Enhanced Index Fund	56,808	(56,809)	1
Steward International Enhanced Index Fund	1,326	(1,324)	(2)
Steward Select Bond Fund	154,335	(154,335)	—
Steward Global Equity Income Fund	7,933	(7,931)	(2)

Note 8 — Control Ownership:

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities creates a presumption of control of the Funds, under Section 2(a)(9) of the 1940 Act. As of April 30, 2017, the following were record owners of the approximate amounts of each Fund listed below. Record ownership is not necessarily the same as beneficial ownership.

Fund	Shareholder	Percent Owned
Steward Large Cap Enhanced Index Fund – Individual Class	National Financial Services LLC	44%
Steward Large Cap Enhanced Index Fund – Institutional Class	National Financial Services LLC	44%
Steward Large Cap Enhanced Index Fund – Institutional Class	TD Ameritrade Trust Co.	39%
Steward Small-Mid Cap Enhanced Index Fund – Institutional Class	TD Ameritrade Trust Co.	40%
Steward Small-Mid Cap Enhanced Index Fund – Institutional Class	National Financial Services LLC	27%
Steward International Enhanced Index Fund – Individual Class	National Financial Services LLC	91%
Steward International Enhanced Index Fund – Institutional Class	TD Ameritrade Trust Co.	58%
Steward International Enhanced Index Fund – Institutional Class	National Financial Services LLC	34%
Steward Select Bond Fund – Individual Class	National Financial Services LLC	88%
Steward Select Bond Fund – Institutional Class	TD Ameritrade Trust Co.	51%
Steward Select Bond Fund – Institutional Class	National Financial Services LLC	46%
Steward Global Equity Income Fund – Individual Class	Charles Schwab & Co., Inc.	45%
Steward Global Equity Income Fund – Individual Class	National Financial Services LLC	34%
Steward Global Equity Income Fund – Institutional Class	National Financial Services LLC	46%
Steward Global Equity Income Fund – Institutional Class	TD Ameritrade Trust Co.	44%

Note 9 — Legal Proceedings:

The Steward Funds have been named as defendants and as putative members of a proposed defendant class in Kirschner v. FitzSimons (In re Tribune Co.), No. 12-2652 (S.D.N.Y.) (the “FitzSimons action”) and Deutsche Bank Trust Co. Americas v. Employees Retirement Fund of the City of Dallas, Texas, No. 11-9568 (S.D.N.Y.) (the “Deutsche Bank action”) as a result of the sale by Steward Large Cap Enhanced Index Fund (then known as Steward Domestic All-Cap Equity Fund) and Steward Multi- Manager Equity Fund (a fund that is no longer in existence) of their shares in the Tribune Company (“Tribune”) in a 2007 leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. Both lawsuits have been consolidated with the majority of the other Tribune-related lawsuits in the multidistrict litigation proceeding In re Tribune Co. Fraudulent Conveyance Litig., No. 11-2296 (S.D.N.Y.) (the “MDL Proceeding”). None of these lawsuits alleges any wrongdoing on the part of the Steward Funds. On September 23, 2013, the Court granted the defendants’ motion to dismiss the Deutsche Bank action on the basis that the plaintiffs lacked standing. Both sides appealed the decision to the U.S. Court of Appeals for the Second Circuit. On March 29, 2016, the U.S. Court of Appeals for the Second Circuit issued its opinion on the appeal of the Deutsche Bank action and other similar Tribune-related lawsuits. The appeals court affirmed the district court’s dismissal of those lawsuits, but on different grounds than the district court. The appeals court held that while the plaintiffs have standing under the U.S. Bankruptcy Code (which was the basis for the district court’s dismissal), their claims were preempted by Section 546(e) of the Bankruptcy Code — the statutory safe harbor for settlement payments. On April 12, 2016, the plaintiffs in those actions filed a motion seeking an en banc hearing before the appeals court. On July 22, 2016, the appeals court denied the petition. On September 9, 2016, the plaintiffs filed a petition for writ of certiorari in the U.S. Supreme Court challenging the Second Circuit’s decision that the safe harbor of Section 546(e) applied to their claims. The shareholder defendants, including the Funds, filed a joint brief in opposition to the petition for certiorari on October 24, 2016. The plaintiffs filed a reply in support of the petition on November 4, 2016. The Supreme Court has not yet granted or denied the petition for certiorari.

On May 23, 2014, the defendants filed motions to dismiss the Fifth Amended Complaint in the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. On January 6, 2017, the United States District Court for the Southern District of New York granted the shareholder defendants’ motion to dismiss the intentional fraudulent conveyance claim in the FitzSimons action. The court also denied plaintiff’s request to amend the complaint. The court concluded that the plaintiff failed to plead facts showing that the Independent Directors of Tribune possessed actual intent to hinder, delay, or defraud Tribune’s creditors through the LBO. It also declined to impute the alleged fraudulent intent of certain officers to the corporation. While the District Court’s order granting the motion to dismiss is not immediately appealable, the plaintiff has asked the Court to direct entry of a final judgment in order to make the order immediately appealable. On February 23, 2017, the Court issued an order stating that it intends to permit an interlocutory appeal of the dismissal order, but will wait to do so until it has resolved outstanding motions to dismiss filed by other defendants. Accordingly, the timing of the appeal is uncertain. At this state of the proceedings, the Steward Funds are not able to make a reliable prediction as to these lawsuits or the effect, if any, on the net asset value of the Funds.

Note 10 — Investment Company Reporting Modernization:

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulations S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the Funds’ financial statements. The adoption will have no effect on the Funds’ net assets or results of operations.

Note 11 — Subsequent Events:

Management has evaluated subsequent events through the date these financial statements were issued.

On June 16, 2017, the Funds declared and paid, respectively, a distribution from ordinary income for the following amounts:

Fund	Amount
Steward Large Cap Enhanced Index Fund	$863,279
Steward Small-Mid Cap Enhanced Index Fund	217,601
Steward International Enhanced Index Fund	1,260,128
Steward Select Bond Fund	829,268
Steward Global Equity Income Fund	1,971,631

There were no other such events that require adjustment or disclosure for the period subsequent to April 30, 2017 through the date of issuance of these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of
Steward Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Steward Funds, Inc., comprising Steward Large Cap Enhanced Index Fund, Steward Small-Mid Cap Enhanced Index Fund, Steward International Enhanced Index Fund, Steward Select Bond Fund, and Steward Global Equity Income Fund (the “Funds”), as of April 30, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2017, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting Stewards Funds, Inc. as of April 30, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
June 28, 2017

General Information (Unaudited)

Federal Income Tax Information:

For the fiscal year ended April 30, 2017, the following percentage of the total ordinary income distributions paid by the Funds qualify for the distributions received deduction available to corporate shareholders.

Fund	Distributions Received Deduction
Steward Large Cap Enhanced Index Fund	100.00%
Steward Small-Mid Cap Enhanced Index Fund	54.20%
Steward International Enhanced Index Fund	0.04%
Steward Select Bond Fund	—%
Steward Global Equity Income Fund	71.73%

For the fiscal year ended April 30, 2017, distributions paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2017 Form 1099-DIV.

For the taxable year ended April 30, 2017, the percentages of Qualified Dividend Income are as follows:

Fund	Qualified Dividend Income
Steward Large Cap Enhanced Index Fund	100.00%
Steward Small-Mid Cap Enhanced Index Fund	54.34%
Steward International Enhanced Index Fund	100.00%
Steward Select Bond Fund	—%
Steward Global Equity Income Fund	99.66%

The Funds declared long-term distributions of realized gains as follows:

Fund	Long-Term Capital Gains
Steward Large Cap Enhanced Index Fund	$—
Steward Small-Mid Cap Enhanced Index Fund	5,339,731
Steward International Enhanced Index Fund	—
Steward Select Bond Fund	—
Steward Global Equity Income Fund	9,429,792

The Funds declared short-term distributions of realized gains as follows:

Fund	Short-Term Capital Gains
Steward Large Cap Enhanced Index Fund	$—
Steward Small-Mid Cap Enhanced Index Fund	60,024
Steward International Enhanced Index Fund	—
Steward Select Bond Fund	—
Steward Global Equity Income Fund	572

The Steward International Enhanced Index Fund intends to elect to pass-through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share on April 30, 2017 were as follows:

Fund	Foreign Source Income	Foreign Tax Expense
Steward International Enhanced Index Fund	$0.58	$0.03

Proxy Voting Policy and Voting Records

A description of the policies and procedures that the Steward Funds use to determine how to vote proxies and information regarding how each Fund voted proxies during the most recent 12 month-period ended June 30, is available without charge, (i) by calling 1-800-262-6631, or (ii) on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Steward Funds file a complete Schedule of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q no later than 60 days following the close of the quarter. Forms N-Q are available without charge on the SEC’s website at http://www.sec.gov. The Steward Funds’ Forms N-Q may be reviewed, or, for a fee, may be copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DISCUSSION OF ANNUAL REVIEW AND APPROVAL OF
ADVISORY AGREEMENTS FOR THE SERIES OF THE STEWARD FUNDS (Unaudited)

At its meeting held February 28, 2017, the Board of Directors (“Board” or “Directors”) of Steward Funds, Inc., including its portfolios, (“Funds”), conducted its review of the investment advisory agreements between the Funds and Capstone Asset Management Company (“CAMCO”). Their continuation was approved unanimously by the full Board and by the independent Directors, with respect to each of the Funds.

Prior to the meeting, in response to a request from counsel, the Board received extensive information on, among other things: CAMCO’s business activities; plans for the future of CAMCO, its affiliates and the Funds; the investment advisory, administrative, compliance, socially responsible screening and other services provided by CAMCO and its affiliates to the Funds; the fees paid for these services; the personnel performing these services; the Funds’ performance history; the process for allocating expenses among the Funds, as well as the process for allocating investment opportunities among the Funds and CAMCO’s private clients; the Funds’ portfolio management processes; CAMCO’s profitability with respect to the individual portfolios of the Funds; brokerage and trading practices; and information designed to inform the Board whether any ancillary benefits were received by CAMCO and its affiliates from their relationship with the Funds, including from distribution-related services.

During the meeting, CAMCO’s President, Mr. Michael L. Kern, III, CFA, discussed the firm’s plans for the future, its strategic initiatives, and recent and upcoming changes in personnel and personnel policies, among other things. He discussed the relationship between the Capstone organization and its parent organization and affiliates. The Funds’ portfolio managers also briefed the Board on Fund performance and strategies, noting that no changes in Fund policies were currently planned. Detailed information was also presented on advisory and other fees paid by the Funds to CAMCO and its affiliates, and the corresponding profits CAMCO and its affiliates earned from their relationships with the investment companies they manage, including the Funds. The information also included fee structures for CAMCO’s private account clients. Mr. Kern said that no changes in services or fees were currently contemplated. Detailed information was also presented on how “peer groups” were selected for Fund performance and expense comparisons. The Board also received information on regulatory compliance and compliance procedures, as well as on cybersecurity.

At a separate meeting with the independent Directors, Fund counsel described the responsibilities of independent Directors in renewing the Funds’ investment advisory agreements, as well as factors they should consider, including particularly the best interests of Fund shareholders. In discussing the information they had been provided in advance of the meetings, as well as the presentations by Capstone representatives at the meeting, the independent Directors agreed that the information and discussions had been open and thorough and that they had been well-informed about future plans for CAMCO and the Funds. They noted that the performance of the Funds had been good in light of the Funds’ policies and relevant market conditions. Also, the outstanding performance of Steward Global Equity Income Fund was continuing. They agreed that the services provided to the Funds under the investment advisory agreements with CAMCO, and under the administration, compliance services, portfolio screening, and class action/Fair Fund services agreements with a CAMCO affiliate had been excellent and necessary to the Funds and that the profitability of affiliates was reasonable. They noted that, even granted the difficulty of obtaining fully comparable information about fees for each of these services paid by other investment companies, the Funds’ overall expenses, as well as investment advisory fees, were moderate relative to peers. The Directors considered that certain recent staff changes had been a positive. Finally, the independent Directors considered the Funds’ distribution and shareholder service arrangements handled by Capstone Asset Planning Company (“CAPCO”), the Funds’ distributor, and their overall relevance to the Funds’ relationship with CAMCO.

After a full discussion of these matters, the independent Directors unanimously determined to approve the continuation of the investment advisory agreement with respect to each Fund, and to recommend that the full Board also approve the agreement. Their approval was followed by unanimous approval of the agreement by the full Board. The continuation of the service agreements with CAMCO affiliates, and of the Funds’ distribution agreement and distribution and service plan were also approved both by the independent Directors and separately by the full Board.

EXPENSE EXAMPLES (Unaudited)

As a shareholder of the Steward Funds, you may incur redemption fees for certain transactions and fees if your account is under $200, (small account fees). You will also incur ongoing costs, including management fees; 12b-1 fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Steward Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2016 through April 30, 2017.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Fund	Beginning Account Value 11/1/16	Ending Account Value 4/30/17	Expenses Paid During Period* 11/1/16 – 4/30/17	Expense Ratio During Period 11/1/16 – 4/30/17
Steward Large Cap Enhanced Index Fund
Individual Class	$1,000.00	$1,126.00	$4.32	0.82%
Institutional Class	1,000.00	1,128.10	2.69	0.51%
Steward Small-Mid Cap Enhanced Index Fund
Individual Class	1,000.00	1,168.40	4.79	0.89%
Institutional Class	1,000.00	1,169.90	3.17	0.59%
Steward International Enhanced Index Fund
Individual Class	1,000.00	1,080.80	5.21	1.01%
Institutional Class	1,000.00	1,082.80	3.46	0.67%
Steward Select Bond Fund
Individual Class	1,000.00	994.40	4.65	0.94%
Institutional Class	1,000.00	996.40	3.07	0.62%
Steward Global Equity Income Fund
Individual Class	1,000.00	1,114.70	5.24	1.00%
Institutional Class	1,000.00	1,116.10	3.57	0.68%
*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 181/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes (Unaudited)

The table below provides information about hypothetical account values and hypothetical expenses based on each Steward Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Steward Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The expenses do not include any redemption or small account fees, which Funds, in certain circumstances, may assess. The Funds do not charge transactional costs, such as sales charges (front or back end loads) or exchange fees, although other funds might. Therefore, this table is useful only in comparing ongoing costs and will not help you determine the relative costs of owning different funds.

Fund	Beginning Account Value 11/1/16	Ending Account Value 4/30/17	Expenses Paid During Period* 11/1/16 – 4/30/17	Expense Ratio During Period 11/1/16 – 4/30/17
Steward Large Cap Enhanced Index Fund
Individual Class	$1,000.00	$1,020.73	$4.11	0.82%
Institutional Class	1,000.00	1,022.27	2.56	0.51%
Steward Small-Mid Cap Enhanced Index Fund
Individual Class	1,000.00	1,020.38	4.46	0.89%
Institutional Class	1,000.00	1,021.87	2.96	0.59%
Steward International Enhanced Index Fund
Individual Class	1,000.00	1,019.79	5.06	1.01%
Institutional Class	1,000.00	1,021.47	3.36	0.67%
Steward Select Bond Fund
Individual Class	1,000.00	1,020.13	4.71	0.94%
Institutional Class	1,000.00	1,021.72	3.11	0.62%
Steward Global Equity Income Fund
Individual Class	1,000.00	1,019.84	5.01	1.00%
Institutional Class	1,000.00	1,021.42	3.41	0.68%
*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 181/365 (to reflect the one-half year period).

DIRECTORS AND EXECUTIVE OFFICERS (Unaudited)

The business and affairs of the Funds are managed under the direction of the Funds’ Board of Directors and the Funds’ officers appointed by the Board of Directors. The tables below list the Directors and executive officers of the Funds and their principal occupations during the past five years, other directorships held by the Directors and their affiliations, if any, with Capstone Asset Management Company (the “Adviser”) and Capstone Asset Planning Company (the “Distributor”).

Name, Address and Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships/ Trusteeships Held by Director
Interested Director
Edward L. Jaroski * 3700 W. Sam Houston Pkwy S., Suite 250 Houston, TX 77042 Age: 70	Director, President & Chairman of the Board	SLCEIF From 2004 SSMCEIF From 1998 SIEIF From 2006 SSBF From 2004 SGEIF From 2008	President and Director of Capstone Asset Management Company, Capstone Asset Planning Company, CFS Consulting Services, LLC and Capstone Financial Services, Inc. (1987 – 2015); President, CEO and Director of Capstone Financial Solutions, LLC (November 2008 – 2012); President, CEO and Director of Roger H. Jenswold & Company, Inc. (March 2010 – 2012)	5	Director & Committee Member Theater Under the Stars

Independent Directors
John R. Parker c/o 3700 W. Sam Houston Pkwy S., Suite 250 Houston, TX 77042 Age: 71	Director	SLCEIF From 2004 SSMCEIF From 1998 SIEIF From 2006 SSBF From 2004 SGEIF From 2008	Self-employed Investor Consultant	5	Trustee, Dr. Francis S. Parker & Mary L. Parker Foundation

Leonard B. Melley, Jr. ** c/o 3700 W. Sam Houston Pkwy S., Suite 250 Houston, TX 77042 Age: 57	Director	SLCEIF From 2004 SSMCEIF From 2003 SIEIF From 2006 SSBF From 2004 SGEIF From 2008	CEO/President of Ballybunion Enterprises, Inc. COE/President of Freedom Stores, Inc. COO/Vice President of Freedom Acceptance, Co. COO/Vice President of MCS, Inc.	5	Board Member, Ballybunion Enterprises Inc.; Board Member, MCS, Inc.; Board of Governors Member, Forest Creek Golf Club

John M. Briggs, CPA c/o 3700 W. Sam Houston Pkwy S., Suite 250 Houston, TX 77042 Age: 66	Director	SLCEIF From 2005 SSMCEIF From 2005 SIEIF From 2006 SSBF From 2005 SGEIF From 2008	CPA, Retired	5	Lead Director – Healthcare Services Group, Inc. since 2014; Director – Healthcare Services Group, Inc. since 1992; PA School for the Deaf Audit Committee Chair since 1996

William H. Herrmann, Jr. c/o 3700 W. Sam Houston Pkwy S., Suite 250 Houston, TX 77042 Age: 71	Director	SLCEIF From 2011 SSMCEIF From 2011 SIEIF From 2011 SSBF From 2011 SGEIF From 2011	Herrmann & Associates, Financial Services	5	Chairman – Beta Rho Property Company, Inc. of Sigma Nu Fraternity; Trustee – LuLu Shriners Investment Committee Executive Officers

Name, Address and Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships/ Trusteeships Held by Director
Michael L. Kern, III, CFA c/o 3700 W. Sam Houston Pkwy S., Suite 250 Houston, TX 77042 Age: 43	President & Treasurer	SLCEIF From 2016 SSMCEIF From 2016 SIEIF From 2016 SSBF From 2016 SGEIF From 2016	President & CEO, Secretary & Treasurer of Capstone Financial Services (May 2015 – Present); President, CEO, Secretary & Treasurer of Capstone Asset Management Company, Capstone Asset Planning Company, and CFS Consulting Services LLC (2016 – present); President of Stout Risius Ross, Inc. (2008 – 2015)		Stratford Cambridge Group – Advisory Board since 2011; Foundation Capital Resources – Board Member since 2015; Embrace the Truth International – Board Member since 2006

John R Wolf 3700 W. Sam Houston Pkwy S., Suite 250 Houston, TX 77042 Age: 55	Managing Directors – Equity Investments	SLCEIF From 2004 SSMCEIF From 1998 SIEIF From 2006 SSBF From 2004 SGEIF From 2008	Managing Director – Equity Investments of Capstone Asset Management Company (1996 – present); Sr. Vice President of CFS Consulting Services, LLC (1996 – 2016)	N/A	None

Mel Cody 3700 W. Sam Houston Pkwy S., Suite 250 Houston, TX 77042 Age: 62	Sr. Portfolio Manager	SLCEIF From 2012 SSMCEIF From 2012 SIEIF From 2012 SSBF From 2012 SGEIF From 2012	Sr. Portfolio Manager of Capstone Asset Management Company (2009 – present); Co-Chairman, CFO & Portfolio Manager/Analyst of Roger H. Jenswold & Company, Inc. (2005 – 2012)	N/A	None

Victoria Fernandez 3700 W. Sam Houston Pkwy S., Suite 250 Houston, TX 77042 Age: 44	Managing Director – Fixed Income Investments	SSBF From 2014	Managing Director – Fixed Income Investments of Capstone Asset Management Company (2012 – present); Associate/Head Fixed Income Trader/ Portfolio Manager of Fayez Sarofim & Co. (1994 – 2012)	N/A	None

David Rentfrow 3700 W. Sam Houston Pkwy S., Suite 250 Houston, TX 77042 Age: 51	Managing Director – Head of Distribution	SLCEIF From 2017 SSMCEIF From 2017 SIEIF From 2017 SSBF From 2017 SGEIF From 2017	Managing Director – Head of Distribution of Capstone Asset Management Company (2016 – present); BlackRock – Managing Director, Divisional Director (2006 – 2016)	N/A	None

Zachary Wehner, JD 3700 W. Sam Houston Pkwy S., Suite 250 Houston, TX 77042 Age: 29	Portfolio Manager	SLCEIF From 2016 SSMCEIF From 2016 SIEIF From 2016	Portfolio Manager (2015 – present); Investment Analyst & Equity & Derivatives Trader (2014)	N/A	None

Douglas Tyre 4800 E. Swedesford Road, Suite 300 Wayne, PA 19087 Age: 37	CCO – Funds	SLCEIF From 2017 SSMCEIF From 2017 SIEIF From 2017 SSBF From 2017 SGEIF From 2017	Asst. Compliance Director, Cipperman Compliance Services LLC (2014 – present); Client Services & Operations Specialist – Senior Associate, Echo Point Investment Management LLC (2010 – 2014)	N/A	None

Name, Address and Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships/ Trusteeships Held by Director
Kimberly Wallis McLaney 3700 W. Sam Houston Pkwy S., Suite 250 Houston, TX 77042 Age: 48	CCO – CAPCO	SLCEIF From 2004 SSMCEIF From 2004 SIEIF From 2006 SSBF From 2004 SGEIF From 2008	Chief Compliance Officer, CAMCO (October 2015 – present); Asst. Vice President Compliance, Asst. Secretary of Capstone Asset Management Company (October 2002 – July 2013); Capstone Financial Services, Inc. Asst. Secretary (October 2008 – July 2013); Vice President Compliance, and Chief Compliance Officer of Capstone Asset Planning Company (September 2006 – Present); Asst. Vice President and Asst. Secretary of Capstone Financial Solutions, LLC (October 2008 – 2012); Asst. Secretary of CFS Consulting Services, LLC (October 2008 – July 2013); Asst. Vice President and Asst. Secretary of Roger H. Jenswold & Company, Inc. (March 2010 – 2012)	N/A	None

Patricia Mims 3700 W. Sam Houston Pkwy S., Suite 250 Age: 57	Secretary	SLCEIF From 2016 SSMCEIF From 2016 SIEIF From 2016 SSBF From 2016 SGEIF From 2016	Sr. Compliance Associate, Capstone Asset Management Company (April 2013 to present); Office Manager, Mims Insurance (April 1999 – May 2010)	N/A	None

*	Mr. Jaroski is an “interested person” of the Steward Funds, as defined in the Investment Company Act of 1940, because of his position with the Adviser and Administrator and the Distributor.
**	Mr. Melley is married to the sister of Mr. Jaroski’s wife.

Visit us online at:
www.stewardfunds.com

STEWARD FUNDS

ANNUAL REPORT

A LEADER IN VALUES-BASED INVESTING

Steward Large Cap Enhanced Index Fund

Steward Small-Mid Cap Enhanced Index Fund

Steward International Enhanced Index Fund

Steward Select Bond Fund

Steward Global Equity Income Fund

For more complete information about the Steward Funds, including charges and expenses, contact the Distributor to receive a prospectus. Please read it carefully before you invest or send money.

Distributed by:
Capstone Asset Planning Company | 3700 West Sam Houston Parkway South, Suite 250
Houston, Texas 77042 | 1-800-262-6631 | info@capstonefinancial.com

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.

(b) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is John M. Briggs, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Effective February 14, 2017, the Steward Small-Mid Cap Enhanced Index Fund, which was a series of Capstone Series Fund, Inc., reorganized with and into a corresponding series of the Steward Funds, Inc. To conform with the current year presentation, previous year fees reported below have been revised to aggregate fees which were previously reported separately.

	Current Year	Previous Year
(a) Audit Fees	$67,500	$65,000
(b) Audit-Related Fees	$-	$-
(c) Tax Fees	$15,000	$15,000
(d) All Other Fees	$-	$-

(e) (1)

The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Funds and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Fund officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

(2)

For the fiscal years ended April 30, 2017 and 2016, 100% of all the fees in paragraph (b) through (d) were approved by the Audit Committee.

(f)

Not applicable.

(g)

For the fiscal year ended April 30, 2017, Cohen Fund Audit Services, Ltd. billed $82,500.

For the fiscal year ended April 30, 2016, Cohen Fund Audit Services, Ltd. billed $80,000.

(h)

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The schedules of investments are included as part of the report to shareholders filed under Item 1of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) STEWARD FUNDS, INC.

By (Signature and Title) /s/ Michael L. Kern, III

Michael L. Kern, III, President and Treasurer

Date June 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Michael L. Kern, III

Michael L. Kern, III, President and Treasurer

Date June 19, 2017